                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-21591
                                   ---------------------------------------------

               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      4500 MAIN STREET, KANSAS CITY, MISSOURI                     64111
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:        816-531-5575
                                                   -----------------------------

Date of fiscal year end:                07-31
                         -------------------------------------------------------

Date of reporting period:               07-31-2008
                         -------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

[front cover]

[american century investments logo and text logo]
[livestrong(TM) portfolios text logo]

ANNUAL REPORT                   JULY 31, 2008

LIVESTRONG(TM) PORTFOLIOS FROM
AMERICAN CENTURY INVESTMENTS

LIVESTRONG(TM) Income Portfolio
LIVESTRONG(TM) 2015 Portfolio
LIVESTRONG(TM) 2020 Portfolio
LIVESTRONG(TM) 2025 Portfolio
LIVESTRONG(TM) 2030 Portfolio
LIVESTRONG(TM) 2035 Portfolio
LIVESTRONG(TM) 2040 Portfolio
LIVESTRONG(TM) 2045 Portfolio
LIVESTRONG(TM) 2050 Portfolio

PRESIDENT'S LETTER

[photo of Jonathan Thomas]

JONATHAN THOMAS

Dear Investor,

At American Century Investments®, we are committed to helping you reach your financial goals. Your success is the ultimate measure of our performance.
That's why we focus on achieving superior investment results and building long-term relationships with investors like you.

Part of that relationship is to clearly communicate investment results and what influenced them. To help you monitor your investment with us, we take pride in providing you with the annual report for LIVESTRONG(TM) Portfolios from American Century Investments for the 12 months ended July 31, 2008. We also recommend americancentury.com, where we provide company news, quarterly portfolio commentaries, investment views, and other useful information.

As noted on the website, 2008 marks the 50th anniversary of American Century
Investments. Since 1958, we've worked to make wise decisions with your interests as our guide. Fifty years also means that we've met the challenges of previous economic downturns. As we've crossed those hurdles and earned your trust, growth in our assets under management has positioned us in the top 5%
of our industry. This growth has given us the resources to offer a wide array of financial products and services, including a well-diversified lineup of portfolios that provides you with many choices in these uncertain times.

Though our offerings are diverse, they share several key qualities, including our disciplined investment approach and active, team-based management. Strict adherence to our processes and long-term strategies allows us to stay focused during volatile periods. Investors in our portfolios also benefit from the sum of our investment teams' expertise as they share research and information.

We'll continue to work hard to earn your trust. Thank you for your continued
support.

Sincerely,

/s/Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

TABLE OF CONTENTS

LIVESTRONG(TM) PORTFOLIOS FROM AMERICAN CENTURY INVESTMENTS

FINANCIAL STATEMENTS

OTHER INFORMATION

     Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    90
     Approval of Management Agreements for LIVESTRONG Income Portfolio,
     LIVESTRONG 2015 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2035
     Portfolio and LIVESTRONG 2045 Portfolio . . . . . . . . . . . .         93
     Approval of Management Agreements for LIVESTRONG 2020 Portfolio,
     LIVESTRONG 2030 Portfolio, LIVESTRONG 2040 Portfolio and LIVESTRONG

American Century Investment Services, Inc., has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century Investments disclaims any responsibility to update such opinions.
These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments' knowledge, such information is accurate at the time of printing.

PERFORMANCE
LIVESTRONG Portfolios

Total Returns as of July 31, 2008
                                                    Average
                                                 Annual Returns
                                      1 year    Since Inception   Inception Date

LIVESTRONG INCOME PORTFOLIO
INVESTOR CLASS                        0.11%          5.47%            8/31/04
RUSSELL 3000 INDEX(1)                -10.32%         6.38%              --
CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX           6.72%          4.25%              --
Institutional Class                   0.31%          5.68%            8/31/04
Advisor Class                         -0.05%         5.22%            8/31/04
R Class                               -0.40%         4.94%            8/31/04

LIVESTRONG 2015 PORTFOLIO
INVESTOR CLASS                        -0.67%         6.87%            8/31/04
RUSSELL 3000 INDEX(1)                -10.32%         6.38%              --
CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX           6.72%          4.25%              --
Institutional Class                   -0.46%         7.09%            8/31/04
Advisor Class                         -0.93%         6.60%            8/31/04
R Class                               -1.19%         6.35%            8/31/04

LIVESTRONG 2020 PORTFOLIO
INVESTOR CLASS                          --         -5.10%(2)          5/30/08
RUSSELL 3000 INDEX(1)                   --         -8.98%(2)            --
CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX             --          0.03%(2)            --
Institutional Class                     --         -5.00%(2)          5/30/08
Advisor Class                           --         -5.10%(2)          5/30/08
R Class                                 --         -5.10%(2)          5/30/08

(1) Data provided by Lipper Inc. -- A Reuters Company. © 2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Total returns for periods less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S.
equity market and provides a broad measure of equity performance. The
Citigroup US Broad Investment-Grade Bond Index represents the U.S.
investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the
Schedule of Investments for each LIVESTRONG Portfolio's asset allocations as of July 31, 2008.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Total Returns as of July 31, 2008
                                                Average Annual
                                                    Returns
                                      1 year    Since Inception   Inception Date

LIVESTRONG 2025 PORTFOLIO
INVESTOR CLASS                        -2.39%         7.72%           8/31/04
RUSSELL 3000 INDEX(1)                -10.32%         6.38%              --
CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX           6.72%          4.25%              --
Institutional Class                   -2.27%         7.92%           8/31/04
Advisor Class                         -2.73%         7.44%           8/31/04
R Class                               -2.90%         7.19%           8/31/04

LIVESTRONG 2030 PORTFOLIO
INVESTOR CLASS                          --         -6.10%(2)         5/30/08
RUSSELL 3000 INDEX(1)                   --         -8.98%(2)            --
CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX             --         0.03%(2)             --
Institutional Class                     --         -6.00%(2)         5/30/08
Advisor Class                           --         -6.10%(2)         5/30/08
R Class                                 --         -6.10%(2)         5/30/08

LIVESTRONG 2035 PORTFOLIO
INVESTOR CLASS                        -4.33%         8.51%           8/31/04
RUSSELL 3000 INDEX(1)                -10.32%         6.38%              --
CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX           6.72%          4.25%              --
Institutional Class                   -4.13%         8.74%           8/31/04
Advisor Class                         -4.58%         8.26%           8/31/04
R Class                               -4.84%         7.98%           8/31/04

(1) Data provided by Lipper Inc. -- A Reuters Company. © 2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Total returns for periods less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S.
equity market and provides a broad measure of equity performance. The
Citigroup US Broad Investment-Grade Bond Index represents the U.S.
investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the
Schedule of Investments for each LIVESTRONG Portfolio's asset allocations as of July 31, 2008.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Total Returns as of July 31, 2008
                                               Average Annual
                                                   Returns
                                     1 year    Since Inception   Inception Date

LIVESTRONG 2040 PORTFOLIO
INVESTOR CLASS                         --         -7.10%(1)          5/30/08
RUSSELL 3000 INDEX(2)                  --         -8.98%(1)            --
CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX            --         0.03%(1)             --
Institutional Class                    --         -7.10%(1)          5/30/08
Advisor Class                          --         -7.10%(1)          5/30/08
R Class                                --         -7.20%(1)          5/30/08

LIVESTRONG 2045 PORTFOLIO
INVESTOR CLASS                       -5.53%         8.84%            8/31/04
RUSSELL 3000 INDEX(2)               -10.32%         6.38%              --
CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX          6.72%          4.25%              --
Institutional Class                  -5.40%         9.04%            8/31/04
Advisor Class                        -5.78%         8.57%            8/31/04
R Class                              -5.96%         8.31%            8/31/04

LIVESTRONG 2050 PORTFOLIO
INVESTOR CLASS                         --         -7.70%(1)          5/30/08
RUSSELL 3000 INDEX(2)                  --         -8.98%(1)            --
CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX            --         0.03%(1)             --
Institutional Class                    --         -7.70%(1)          5/30/08
Advisor Class                          --         -7.70%(1)          5/30/08
R Class                                --         -7.80%(1)          5/30/08

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. © 2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The Russell 3000 Index represents approximately 98% of the investable U.S.
equity market and provides a broad measure of equity performance. The
Citigroup US Broad Investment-Grade Bond Index represents the U.S.
investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the
Schedule of Investments for each LIVESTRONG Portfolio's asset allocations as of July 31, 2008.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Growth of $10,000 Over Life of LIVESTRONG Income Portfolio -- Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of LIVESTRONG 2015 Portfolio -- Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Growth of $10,000 Over Life of LIVESTRONG 2025 Portfolio -- Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of LIVESTRONG 2035 Portfolio -- Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Growth of $10,000 Over Life of LIVESTRONG 2045 Portfolio -- Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

One-Year Returns Over Life of Class
Periods ended July 31
                                                       2005*     2006     2007       2008

LIVESTRONG Income Portfolio -- Investor Class          8.14%    2.99%    10.51%     0.11%

LIVESTRONG 2015 Portfolio -- Investor Class           11.17%    4.46%    12.46%     -0.67%

LIVESTRONG 2025 Portfolio -- Investor Class           13.57%    5.48%    14.45%     -2.39%

LIVESTRONG 2035 Portfolio -- Investor Class           15.71%    6.45%    16.86%     -4.33%

LIVESTRONG 2045 Portfolio -- Investor Class           16.86%    6.76%    18.23%     -5.53%

Russell 3000 Index                                    16.43%    5.14%    16.08%    -10.32%

Citigroup US Broad Investment-Grade Bond Index         2.99%    1.47%     5.55%     6.72%

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

PORTFOLIO COMMENTARY
LIVESTRONG Portfolios

Portfolio Managers: Jeff Tyler and Irina Torelli

PERFORMANCE SUMMARY

LIVESTRONG Portfolios produced mixed results for the 12 months ended July 31,
2008 reflecting the sharp decline in stock markets around the globe and solid gains in the bond market. For the five LIVESTRONG Portfolios in existence for the full reporting period, returns ranged from 0.11%* for LIVESTRONG Income
Portfolio (which has the largest weighting in bond funds) to -5.53%* for
LIVESTRONG 2045 Portfolio (which invests more than 80% of its assets in stock funds). See pages 2-7 for more detailed performance information.

In addition to these five LIVESTRONG Portfolios, we introduced four new
LIVESTRONG Portfolios on May 30, 2008 (discussed later in this report).

Because of LIVESTRONG Portfolios' strategic exposure to the various asset classes, a review of the financial markets helps explain much of their performance.

STOCK MARKET REVIEW

The broad U.S. equity indexes suffered double-digit declines for the 12-month period in an environment of exceptionally high market volatility. One of the main factors contributing to the stock market chaos was a meltdown in the subprime mortgage market, which led to a persistent liquidity crunch in the credit markets. The fallout included hundreds of billions of dollars in mortgage- and credit-related losses, hobbling the financial sector.

The credit turmoil had a negative impact on the U.S. economy, which teetered on the brink of recession amid a deteriorating housing market, rising unemployment, and weaker consumer spending. The Federal Reserve (the Fed)
attempted to provide some stability to the economy and financial system by cutting short-term interest rates aggressively and injecting liquidity into the credit markets. However, the Fed's game plan was complicated by surging energy and food prices, which led to the highest year-over-year inflation rate in 17 years.

Other than uneven but noteworthy rallies in the fall of 2007 and the spring of
2008, the stock market sustained its downward trajectory throughout the
12-month period. Losses were most severe in the first three months of 2008, when the broad stock indexes suffered their worst quarterly performance in nearly six years. As the accompanying table shows, small-cap stocks held up the best overall, outpacing their large and mid-cap counterparts, while growth-oriented issues outperformed value shares by a wide margin across all market capitalizations.

Market Index Total Returns
For the 12 months ended July 31, 2008

U.S. STOCKS
Russell 1000 (Large-Cap)                              -10.62%
Russell Midcap                                        -10.10%
Russell 2000 (Small-Cap)                               -6.71%

INTERNATIONAL STOCKS
MSCI EAFE (Europe, Australasia, Far East) Index       -12.19%
MSCI EM (Emerging Markets) Index                       -4.09%

U.S. FIXED INCOME
Citigroup US Broad Investment-Grade Bond Index          6.72%
10-Year U.S. Treasury Note                             10.11%
90-Day U.S. Treasury Bill                               3.40%

INTERNATIONAL BONDS
Citigroup Non-US World Government Bond Index           15.10%

*All fund returns referenced in this commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------

LIVESTRONG Portfolios

Mirroring the domestic equity market, foreign stocks also declined markedly amid a global economic slowdown, growing credit market woes, and rising inflation. Even rapidly growing economies such as China and India experienced a slowdown in economic activity, which put additional pressure on stocks worldwide as investors priced in an expected deceleration in corporate profit growth. Emerging markets were the best performers, led by strong returns in
Latin America. Among developed markets, Pacific Rim countries (excluding
Japan) held up the best, while Europe and Japan posted similar double-digit declines.

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2008
                   LIVESTRONG   LIVESTRONG   LIVESTRONG   LIVESTRONG   LIVESTRONG
                     Income        2015         2020         2025         2030
                    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
EQUITY

NT Equity
Growth Fund           12.6%        12.2%        12.2%        12.3%        13.0%

NT Growth Fund        6.2%         7.7%         9.4%         11.0%        12.9%

NT Large Company
Value Fund            10.2%        10.6%        11.4%        11.6%        13.0%

NT Mid Cap
Value Fund            3.9%         4.9%         5.6%         5.2%         5.9%

NT Small
Company Fund          2.0%         2.0%         2.6%         3.5%         4.2%

NT Vista Fund         2.4%         3.8%         4.5%         4.9%         5.6%

Real Estate Fund      0.9%         1.3%         1.6%         1.8%         2.1%

NT Emerging
Markets Fund           --          1.5%         2.4%         2.7%         3.4%

NT International
Growth Fund           4.6%         5.9%         7.0%         8.3%         9.8%

TOTAL EQUITY          42.8%        49.9%        56.7%        61.3%        69.9%

FIXED INCOME

High-Yield Fund       3.8%         3.6%         3.4%         3.1%         2.5%

Inflation-Adjusted
Bond Fund             7.9%         7.5%         6.8%         6.4%         5.2%

NT Diversified
Bond Fund             27.5%        26.1%        23.8%        22.2%        18.3%

International
Bond Fund             7.4%         5.9%         4.1%         1.6%          --

TOTAL FIXED
INCOME                46.6%        43.1%        38.1%        33.3%        26.0%

PREMIUM MONEY
MARKET FUND           10.4%        6.8%         5.1%         5.3%         4.0%

OTHER ASSETS
AND LIABILITIES       0.2%         0.2%         0.1%         0.1%         0.1%

(1) Institutional Class, except Premium Money Market Fund Investor Class.

------

LIVESTRONG Portfolios

BOND MARKET REVIEW

While stocks languished, the U.S. bond market posted positive results for the
12-month period. The slowing economy, credit turmoil, and equity market volatility stoked demand for the relative safety of higher-quality bonds. The bond market also benefited from the Fed's seven short-term interest rate cuts between September 2007 and April 2008, which brought the federal funds rate down from 5.25% to 2.00% -- its lowest level since December 2004.

However, bonds surrendered some of their gains toward the end of the period as inflation fears drove interest rates higher and bond prices lower.
Nonetheless, the broad U.S. bond indexes advanced by more than 6% for the
12-month period.

The biggest beneficiaries of the flight to quality were Treasury and government agency bonds, which generated the best returns. High-quality mortgage-backed securities also fared well. The economic slowdown and credit market turbulence weighed on corporate bond returns; in particular, high-yield corporate bonds declined modestly amid concerns about rising default rates.

Foreign bonds continued to produce strong results as the U.S. dollar weakened further versus the world's major currencies.

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2008
                          LIVESTRONG     LIVESTRONG     LIVESTRONG    LIVESTRONG
                             2035           2040           2045          2050
                           Portfolio      Portfolio     Portfolio      Portfolio
EQUITY

NT Equity
Growth Fund                  14.0%          14.8%         15.1%          15.4%

NT Growth Fund               13.8%          14.7%         14.9%          15.1%

NT Large Company Value
Fund                         13.5%          14.9%         14.8%          15.5%

NT Mid Cap
Value Fund                   6.8%           7.5%           7.3%          7.6%

NT Small
Company Fund                 4.0%           4.3%           4.8%          5.0%

NT Vista Fund                6.6%           7.1%           7.2%          7.3%

Real Estate Fund             2.3%           2.7%           2.8%          3.0%

NT Emerging
Markets Fund                 4.1%           5.1%           5.7%          6.2%

NT International
Growth Fund                  9.6%           9.8%           9.4%          9.3%

TOTAL EQUITY                 74.7%          80.9%         82.0%          84.4%

FIXED INCOME

High-Yield Fund              2.2%           1.9%           1.7%          1.5%

Inflation-Adjusted
Bond Fund                    4.7%           3.8%           3.6%          3.1%

NT Diversified
Bond Fund                    16.6%          13.4%         12.6%          10.9%

TOTAL FIXED INCOME           23.5%          19.1%         17.9%          15.5%

PREMIUM MONEY MARKET
FUND                         1.6%            --             --            --

OTHER ASSETS AND
LIABILITIES                  0.2%           --(2)          0.1%          0.1%

(1) Institutional Class, except Premium Money Market Fund Investor Class.

(2) Category is less than 0.05% of total net assets.

------

LIVESTRONG Portfolios

PORTFOLIO PERFORMANCE

Each LIVESTRONG Portfolio is a "fund of funds" that invests in other American
Century mutual funds to achieve its investment objective and target asset allocation. (See pages 9-10 for the specific underlying fund allocations for each LIVESTRONG Portfolio.)

Every stock fund in LIVESTRONG Portfolios posted negative returns for the
12-month period. LIVESTRONG Portfolios' two value-oriented funds, NT Large
Company Value and NT Midcap Value, were among the weakest performers, reflecting the general underperformance of value stocks. However, favorable stock selection helped NT Midcap Value outpace its benchmark index. NT Small
Company and NT Emerging Markets also suffered double-digit declines during the period and underperformed their respective benchmark indexes.

LIVESTRONG Portfolios' two domestic growth funds -- large-cap NT Growth and mid-cap NT Vista -- posted the smallest declines, outperforming their respective benchmarks by a wide margin thanks to strong stock selection. Real
Estate also fared reasonably well as real estate investment trusts held up better than the broad stock indexes. LIVESTRONG Portfolios' largest international equity holding, NT International Growth, declined for the period, but favorable security selection boosted the fund's performance compared with its benchmark.

NT Diversified Bond, LIVESTRONG Portfolios' main fixed-income component, outperformed the broad bond indexes, thanks primarily to an overweight position in Treasury bonds and an underweight position in corporate bonds.
Each of LIVESTRONG Portfolios' other fixed-income funds also advanced, led by the double-digit gains of International Bond and Inflation-Adjusted Bond.
High-Yield posted the smallest gain among the fixed-income funds.

NEW PORTFOLIOS

On May 30, 2008, we introduced four new LIVESTRONG Portfolios -- LIVESTRONG
2020 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2040 Portfolio, and
LIVESTRONG 2050 Portfolio. For the period from their inception through July 31,
2008, returns ranged from -5.10%* for LIVESTRONG 2020 Portfolio to -7.70%* for
LIVESTRONG 2050 Portfolio.

This performance reflected a sharp decline in stocks over the last two months as the economic slowdown, inflation concerns, and housing market downturn weighed on equity markets worldwide. The bond market posted a flat return for the two-month period as investors wrestled with the weak economy and inflation concerns.

OUTLOOK

The economic storms and market turbulence that investors have weathered since last autumn show few signs of abating in the near future. Economic growth remains soft, energy prices are at record highs, and many financial institutions continue to struggle with unexpectedly large write-offs and the need for new capital. As a result, central banks like the Federal Reserve are caught between conflicting needs -- lowering rates for economic stimulus and liquidity, and raising rates to stave off an outbreak of inflation.

In such an uncertain and volatile environment, diversified investments like
LIVESTRONG Portfolios become increasingly valuable.

------

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund's annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                      Effective
                                              Expenses                Expenses
                                             Paid                     Paid
                  Beginning      Ending        During                  During     Effective
                   Account       Account     Period(1)   Annualized   Period(2)  Annualized
                    Value         Value       2/1/08 -     Expense    2/1/08 -     Expense
                    2/1/08       7/31/08      7/31/08     Ratio(1)     7/31/08    Ratio(2)

LIVESTRONG Income Portfolio

ACTUAL

Investor Class      $1,000       $982.80       $0.99        0.20%       $3.75       0.76%

Institutional
Class               $1,000       $983.80       $0.00      0.00%(3)      $2.76       0.56%

Advisor Class       $1,000       $981.50       $2.22        0.45%       $4.98       1.01%

R Class             $1,000       $980.20       $3.45        0.70%       $6.20       1.26%

HYPOTHETICAL

Investor Class      $1,000      $1,023.87      $1.01        0.20%       $3.82       0.76%

Institutional
Class               $1,000      $1,024.86      $0.00      0.00%(3)      $2.82       0.56%

Advisor Class       $1,000      $1,022.63      $2.26        0.45%       $5.07       1.01%

R Class             $1,000      $1,021.38      $3.52        0.70%       $6.32       1.26%

LIVESTRONG 2015 Portfolio

ACTUAL

Investor Class      $1,000       $979.40       $0.98        0.20%       $3.94       0.80%

Institutional
Class               $1,000       $981.10       $0.00      0.00%(3)      $2.96       0.60%

Advisor Class       $1,000       $977.60       $2.21        0.45%       $5.16       1.05%

R Class             $1,000       $976.80       $3.44        0.70%       $6.39       1.30%

HYPOTHETICAL

Investor Class      $1,000      $1,023.87      $1.01        0.20%       $4.02       0.80%

Institutional
Class               $1,000      $1,024.86      $0.00      0.00%(3)      $3.02       0.60%

Advisor Class       $1,000      $1,022.63      $2.26        0.45%       $5.27       1.05%

R Class             $1,000      $1,021.38      $3.52        0.70%       $6.52       1.30%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

------

                                                                      Effective
                                              Expenses                 Expenses
                                             Paid                     Paid
                  Beginning      Ending        During                   During     Effective
                   Account       Account     Period(1)   Annualized   Period(2)   Annualized
                    Value         Value       2/1/08 -     Expense     2/1/08 -     Expense
                    2/1/08       7/31/08      7/31/08     Ratio(1)     7/31/08     Ratio(2)

LIVESTRONG 2020 Portfolio

ACTUAL

Investor Class      $1,000     $949.00(3)     $0.33(4)      0.20%      $1.40(4)      0.85%

Institutional
Class               $1,000     $950.00(3)     $0.00(4)    0.00%(5)     $1.07(4)      0.65%

Advisor Class       $1,000     $949.00(3)     $0.74(4)      0.45%      $1.82(4)      1.10%

R Class             $1,000     $949.00(3)     $1.16(4)      0.70%      $2.23(4)      1.35%

HYPOTHETICAL

Investor Class      $1,000    $1,023.87(6)    $1.01(6)      0.20%      $4.27(6)      0.85%

Institutional
Class               $1,000    $1,024.86(6)    $0.00(6)    0.00%(5)     $3.27(6)      0.65%

Advisor Class       $1,000    $1,022.63(6)    $2.26(6)      0.45%      $5.52(6)      1.10%

R Class             $1,000    $1,021.38(6)    $3.52(6)      0.70%      $6.77(6)      1.35%

LIVESTRONG 2025 Portfolio

ACTUAL

Investor Class      $1,000       $974.90       $0.98        0.20%       $4.17        0.85%

Institutional
Class               $1,000       $975.70       $0.00      0.00%(5)      $3.19        0.65%

Advisor Class       $1,000       $973.20       $2.21        0.45%       $5.40        1.10%

R Class             $1,000       $973.20       $3.43        0.70%       $6.62        1.35%

HYPOTHETICAL

Investor Class      $1,000      $1,023.87      $1.01        0.20%       $4.27        0.85%

Institutional
Class               $1,000      $1,024.86      $0.00      0.00%(5)      $3.27        0.65%

Advisor Class       $1,000      $1,022.63      $2.26        0.45%       $5.52        1.10%

R Class             $1,000      $1,021.38      $3.52        0.70%       $6.77        1.35%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Ending account value based on actual return from May 30, 2008 (fund inception) through July 31, 2008.

(4) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 62, the number of days in the period from May 30, 2008 (fund inception), through July 31, 2008, divided by 366, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(5) Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(6) Ending account value and expenses paid during period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

------

                                                                      Effective
                                              Expenses                 Expenses
                                             Paid                     Paid
                  Beginning      Ending        During                   During     Effective
                   Account       Account     Period(1)   Annualized   Period(2)   Annualized
                    Value         Value       2/1/08 -     Expense     2/1/08 -     Expense
                    2/1/08       7/31/08      7/31/08     Ratio(1)     7/31/08     Ratio(2)

LIVESTRONG 2030 Portfolio

ACTUAL

Investor Class      $1,000     $939.00(3)     $0.33(4)      0.20%      $1.48(4)      0.90%

Institutional
Class               $1,000     $940.00(3)     $0.00(4)    0.00%(5)     $1.15(4)      0.70%

Advisor Class       $1,000     $939.00(3)     $0.74(4)      0.45%      $1.89(4)      1.15%

R Class             $1,000     $939.00(3)     $1.15(4)      0.70%      $2.30(4)      1.40%

HYPOTHETICAL

Investor Class      $1,000    $1,023.87(6)    $1.01(6)      0.20%      $4.52(6)      0.90%

Institutional
Class               $1,000    $1,024.86(6)    $0.00(6)    0.00%(5)     $3.52(6)      0.70%

Advisor Class       $1,000    $1,022.63(6)    $2.26(6)      0.45%      $5.77(6)      1.15%

R Class             $1,000    $1,021.38(6)    $3.52(6)      0.70%      $7.02(6)      1.40%

LIVESTRONG 2035 Portfolio

ACTUAL

Investor Class      $1,000       $968.80       $0.98        0.20%       $4.41        0.90%

Institutional
Class               $1,000       $969.60       $0.00      0.00%(5)      $3.43        0.70%

Advisor Class       $1,000       $968.00       $2.20        0.45%       $5.63        1.15%

R Class             $1,000       $966.40       $3.42        0.70%       $6.84        1.40%

HYPOTHETICAL

Investor Class      $1,000      $1,023.87      $1.01        0.20%       $4.52        0.90%

Institutional
Class               $1,000      $1,024.86      $0.00      0.00%(5)      $3.52        0.70%

Advisor Class       $1,000      $1,022.63      $2.26        0.45%       $5.77        1.15%

R Class             $1,000      $1,021.38      $3.52        0.70%       $7.02        1.40%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Ending account value based on actual return from May 30, 2008 (fund inception) through July 31, 2008.

(4) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 62, the number of days in the period from May 30, 2008 (fund inception), through July 31, 2008, divided by 366, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(5) Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(6) Ending account value and expenses paid during period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

------

                                                                      Effective
                                              Expenses                 Expenses
                                             Paid                     Paid
                  Beginning      Ending        During                   During     Effective
                   Account       Account     Period(1)   Annualized   Period(2)   Annualized
                    Value         Value       2/1/08 -     Expense     2/1/08 -     Expense
                    2/1/08       7/31/08      7/31/08     Ratio(1)     7/31/08     Ratio(2)

LIVESTRONG 2040 Portfolio

ACTUAL

Investor Class      $1,000     $929.00(3)     $0.33(4)      0.20%      $1.54(4)      0.94%

Institutional
Class               $1,000     $929.00(3)     $0.00(4)    0.00%(5)     $1.21(4)      0.74%

Advisor Class       $1,000     $929.00(3)     $0.74(4)      0.45%      $1.94(4)      1.19%

R Class             $1,000     $928.00(3)     $1.14(4)      0.70%      $2.35(4)      1.44%

HYPOTHETICAL

Investor Class      $1,000    $1,023.87(6)    $1.01(6)      0.20%      $4.72(6)      0.94%

Institutional
Class               $1,000    $1,024.86(6)    $0.00(6)    0.00%(5)     $3.72(6)      0.74%

Advisor Class       $1,000    $1,022.63(6)    $2.26(6)      0.45%      $5.97(6)      1.19%

R Class             $1,000    $1,021.38(6)    $3.52(6)      0.70%      $7.22(6)      1.44%

LIVESTRONG 2045 Portfolio

ACTUAL

Investor Class      $1,000       $965.30       $0.98        0.20%       $4.59        0.94%

Institutional
Class               $1,000       $965.30       $0.00      0.00%(5)      $3.62        0.74%

Advisor Class       $1,000       $963.70       $2.20        0.45%       $5.81        1.19%

R Class             $1,000       $962.90       $3.42        0.70%       $7.03        1.44%

HYPOTHETICAL

Investor Class      $1,000      $1,023.87      $1.01        0.20%       $4.72        0.94%

Institutional
Class               $1,000      $1,024.86      $0.00      0.00%(5)      $3.72        0.74%

Advisor Class       $1,000      $1,022.63      $2.26        0.45%       $5.97        1.19%

R Class             $1,000      $1,021.38      $3.52        0.70%       $7.22        1.44%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Ending account value based on actual return from May 30, 2008 (fund inception) through July 31, 2008.

(4) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 62, the number of days in the period from May 30, 2008 (fund inception), through July 31, 2008, divided by 366, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(5) Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(6) Ending account value and expenses paid during period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

------

                                                                      Effective
                                              Expenses                 Expenses
                                             Paid                     Paid
                  Beginning      Ending        During                   During     Effective
                   Account       Account     Period(1)   Annualized   Period(2)   Annualized
                    Value         Value       2/1/08 -     Expense     2/1/08 -     Expense
                    2/1/08       7/31/08      7/31/08     Ratio(1)     7/31/08     Ratio(2)

LIVESTRONG 2050 Portfolio

ACTUAL

Investor Class      $1,000     $923.00(3)     $0.33(4)      0.20%      $1.56(4)      0.96%

Institutional
Class               $1,000     $923.00(3)     $0.00(4)    0.00%(5)     $1.24(4)      0.76%

Advisor Class       $1,000     $923.00(3)     $0.73(4)      0.45%      $1.97(4)      1.21%

R Class             $1,000     $922.00(3)     $1.14(4)      0.70%      $2.38(4)      1.46%

HYPOTHETICAL

Investor Class      $1,000    $1,023.87(6)    $1.01(6)      0.20%      $4.82(6)      0.96%

Institutional
Class               $1,000    $1,024.86(6)    $0.00(6)    0.00%(5)     $3.82(6)      0.76%

Advisor Class       $1,000    $1,022.63(6)    $2.26(6)      0.45%      $6.07(6)      1.21%

R Class             $1,000    $1,021.38(6)    $3.52(6)      0.70%      $7.32(6)      1.46%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Ending account value based on actual return from May 30, 2008 (fund inception) through July 31, 2008.

(4) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 62, the number of days in the period from May 30, 2008 (fund inception), through July 31, 2008, divided by 366, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(5) Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(6) Ending account value and expenses paid during period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

------

SCHEDULE OF INVESTMENTS
LIVESTRONG Portfolios

JULY 31, 2008

Shares                                                                       Value

LIVESTRONG Income Portfolio

Mutual Funds(1) -- 99.8%

DOMESTIC FIXED INCOME FUNDS -- 39.2%
       439,813  High-Yield Fund Institutional Class                    $ 2,542,119
       467,270  Inflation-Adjusted Bond Fund Institutional Class         5,340,896
     1,817,937  NT Diversified Bond Fund Institutional Class            18,670,220
                                                                      ------------
                                                                        26,553,235
                                                                      ------------
DOMESTIC EQUITY FUNDS -- 38.2%
       856,240  NT Equity Growth Fund Institutional Class                8,519,588
       388,477  NT Growth Fund Institutional Class                       4,214,975
       769,386  NT Large Company Value Fund Institutional Class          6,932,168
       292,448  NT Mid Cap Value Fund Institutional Class                2,620,334
       153,329  NT Small Company Fund Institutional Class                1,320,163
       142,931  NT Vista Fund Institutional Class                        1,613,691
        30,326  Real Estate Fund Institutional Class                       637,149
                                                                      ------------
                                                                        25,858,068
                                                                      ------------
MONEY MARKET FUNDS -- 10.4%
     7,041,280  Premium Money Market Fund Investor Class                 7,041,280
                                                                      ------------
INTERNATIONAL FIXED INCOME FUNDS -- 7.4%
       326,382  International Bond Fund Institutional Class              4,987,117
                                                                      ------------
INTERNATIONAL EQUITY FUNDS -- 4.6%
       297,235  NT International Growth Fund Institutional Class         3,144,746
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $67,531,054)                                                      67,584,446
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 0.2%                                       167,827
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                             $67,752,273
                                                                      ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

Shares                                                                       Value

LIVESTRONG 2015 Portfolio

Mutual Funds(1) -- 99.8%

DOMESTIC EQUITY FUNDS -- 42.5%
    2,552,134  NT Equity Growth Fund Institutional Class               $25,393,724
    1,481,964  NT Growth Fund Institutional Class                       16,079,309
    2,441,771  NT Large Company Value Fund Institutional Class          22,000,358
    1,133,888  NT Mid Cap Value Fund Institutional Class                10,159,636
      475,348  NT Small Company Fund Institutional Class                 4,092,746
      708,665  NT Vista Fund Institutional Class                         8,000,828
      127,130  Real Estate Fund Institutional Class                      2,671,001
                                                                      ------------
                                                                        88,397,602
                                                                      ------------
DOMESTIC FIXED INCOME FUNDS -- 37.2%
    1,291,014  High-Yield Fund Institutional Class                       7,462,061
    1,370,511  Inflation-Adjusted Bond Fund Institutional Class         15,664,941
    5,290,466  NT Diversified Bond Fund Institutional Class             54,333,085
                                                                      ------------
                                                                        77,460,087
                                                                      ------------
INTERNATIONAL EQUITY FUNDS -- 7.4%
      306,469  NT Emerging Markets Fund Institutional Class              3,220,989
    1,152,707  NT International Growth Fund Institutional Class         12,195,640
                                                                      ------------
                                                                        15,416,629
                                                                      ------------
MONEY MARKET FUNDS -- 6.8%
   14,169,337  Premium Money Market Fund Investor Class                 14,169,337
                                                                      ------------
INTERNATIONAL FIXED INCOME FUNDS -- 5.9%
      808,465  International Bond Fund Institutional Class              12,353,345
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $208,340,664)                                                    207,797,000
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 0.2%                                       434,727
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $208,231,727
                                                                      ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

------

LIVESTRONG Portfolios

Shares                                                                       Value

LIVESTRONG 2020 Portfolio

Mutual Funds(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 47.3%
        13,523  NT Equity Growth Fund Institutional Class                $ 134,553
         9,493  NT Growth Fund Institutional Class                         102,999
        13,966  NT Large Company Value Fund Institutional Class            125,834
         6,894  NT Mid Cap Value Fund Institutional Class                   61,770
         3,331  NT Small Company Fund Institutional Class                   28,680
         4,392  NT Vista Fund Institutional Class                           49,586
           835  Real Estate Fund Institutional Class                        17,543
                                                                      ------------
                                                                           520,965
                                                                      ------------
DOMESTIC FIXED INCOME FUNDS -- 34.0%
         6,418  High-Yield Fund Institutional Class                         37,096
         6,564  Inflation-Adjusted Bond Fund Institutional Class            75,027
        25,513  NT Diversified Bond Fund Institutional Class               262,018
                                                                      ------------
                                                                           374,141
                                                                      ------------
INTERNATIONAL EQUITY FUNDS -- 9.4%
         2,495  NT Emerging Markets Fund Institutional Class                26,222
         7,356  NT International Growth Fund Institutional Class            77,827
                                                                      ------------
                                                                           104,049
                                                                      ------------
MONEY MARKET FUNDS -- 5.1%
        55,710  Premium Money Market Fund Investor Class                    55,710
                                                                      ------------
INTERNATIONAL FIXED INCOME FUNDS -- 4.1%
         2,934  International Bond Fund Institutional Class                 44,832
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $1,111,763)                                                        1,099,697
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                         1,121
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                              $1,100,818
                                                                      ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

Shares                                                                       Value

LIVESTRONG 2025 Portfolio

Mutual Funds(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 50.3%
    3,602,431  NT Equity Growth Fund Institutional Class              $ 35,844,189
    2,941,097  NT Growth Fund Institutional Class                       31,910,902
    3,752,460  NT Large Company Value Fund Institutional Class          33,809,679
    1,680,943  NT Mid Cap Value Fund Institutional Class                15,061,249
    1,174,267  NT Small Company Fund Institutional Class                10,110,439
    1,249,163  NT Vista Fund Institutional Class                        14,103,050
      245,954  Real Estate Fund Institutional Class                      5,167,494
                                                                      ------------
                                                                       146,007,002
                                                                      ------------
DOMESTIC FIXED INCOME FUNDS -- 31.7%
    1,544,407  High-Yield Fund Institutional Class                       8,926,672
    1,639,867  Inflation-Adjusted Bond Fund Institutional Class         18,743,680
    6,276,546  NT Diversified Bond Fund Institutional Class             64,460,128
                                                                      ------------
                                                                        92,130,480
                                                                      ------------
INTERNATIONAL EQUITY FUNDS -- 11.0%
      740,611  NT Emerging Markets Fund Institutional Class              7,783,822
    2,276,565  NT International Growth Fund Institutional Class         24,086,057
                                                                      ------------
                                                                        31,869,879
                                                                      ------------
MONEY MARKET FUNDS -- 5.3%
   15,395,670  Premium Money Market Fund Investor Class                 15,395,670
                                                                      ------------
INTERNATIONAL FIXED INCOME FUNDS -- 1.6%
      305,876  International Bond Fund Institutional Class               4,673,785
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $293,243,076)                                                    290,076,816
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                       377,435
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $290,454,251
                                                                      ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

------

LIVESTRONG Portfolios

Shares                                                                       Value

LIVESTRONG 2030 Portfolio

Mutual Funds(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 56.7%
         8,437  NT Equity Growth Fund Institutional Class                 $ 83,948
         7,661  NT Growth Fund Institutional Class                          83,122
         9,291  NT Large Company Value Fund Institutional Class             83,712
         4,234  NT Mid Cap Value Fund Institutional Class                   37,937
         3,119  NT Small Company Fund Institutional Class                   26,855
         3,204  NT Vista Fund Institutional Class                           36,173
           642  Real Estate Fund Institutional Class                        13,488
                                                                      ------------
                                                                           365,235
                                                                      ------------
DOMESTIC FIXED INCOME FUNDS -- 26.0%
         2,819  High-Yield Fund Institutional Class                         16,294
         2,949  Inflation-Adjusted Bond Fund Institutional Class            33,707
        11,435  NT Diversified Bond Fund Institutional Class               117,437
                                                                      ------------
                                                                           167,438
                                                                      ------------
INTERNATIONAL EQUITY FUNDS -- 13.2%
         2,059  NT Emerging Markets Fund Institutional Class                21,640
         5,964  NT International Growth Fund Institutional Class            63,099
                                                                      ------------
                                                                            84,739
                                                                      ------------
MONEY MARKET FUNDS -- 4.0%
        26,107  Premium Money Market Fund Investor Class                    26,107
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $649,835)                                                            643,519
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                           471
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                                $643,990
                                                                      ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

Shares                                                                       Value

LIVESTRONG 2035 Portfolio

Mutual Funds(1) -- 99.8%

DOMESTIC EQUITY FUNDS -- 61.0%
     2,449,303  NT Equity Growth Fund Institutional Class              $24,370,566
     2,222,291  NT Growth Fund Institutional Class                      24,111,857
     2,606,109  NT Large Company Value Fund Institutional Class         23,481,042
     1,312,467  NT Mid Cap Value Fund Institutional Class               11,759,704
       814,541  NT Small Company Fund Institutional Class                7,013,198
     1,024,146  NT Vista Fund Institutional Class                       11,562,608
       189,899  Real Estate Fund Institutional Class                     3,989,778
                                                                      ------------
                                                                       106,288,753
                                                                      ------------
DOMESTIC FIXED INCOME FUNDS -- 23.5%
       675,627  High-Yield Fund Institutional Class                      3,905,124
       716,608  Inflation-Adjusted Bond Fund Institutional Class         8,190,829
     2,815,854  NT Diversified Bond Fund Institutional Class            28,918,825
                                                                      ------------
                                                                        41,014,778
                                                                      ------------
INTERNATIONAL EQUITY FUNDS -- 13.7%
       676,185  NT Emerging Markets Fund Institutional Class             7,106,704
     1,580,696  NT International Growth Fund Institutional Class        16,723,764
                                                                      ------------
                                                                        23,830,468
                                                                      ------------
MONEY MARKET FUNDS -- 1.6%
     2,798,043  Premium Money Market Fund Investor Class                 2,798,043
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $177,942,887)                                                    173,932,042
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 0.2%                                       326,128
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $174,258,170
                                                                      ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

------

LIVESTRONG Portfolios

Shares                                                                       Value

LIVESTRONG 2040 Portfolio

Mutual Funds(1) -- 100.0%

DOMESTIC EQUITY FUNDS -- 66.0%
        12,654  NT Equity Growth Fund Institutional Class                $ 125,907
        11,476  NT Growth Fund Institutional Class                         124,515
        14,033  NT Large Company Value Fund Institutional Class            126,438
         7,065  NT Mid Cap Value Fund Institutional Class                   63,302
         4,216  NT Small Company Fund Institutional Class                   36,300
         5,346  NT Vista Fund Institutional Class                           60,356
         1,073  Real Estate Fund Institutional Class                        22,544
                                                                      ------------
                                                                           559,362
                                                                      ------------
DOMESTIC FIXED INCOME FUNDS -- 19.1%
         2,749  High-Yield Fund Institutional Class                         15,889
         2,805  Inflation-Adjusted Bond Fund Institutional Class            32,061
        11,113  NT Diversified Bond Fund Institutional Class               114,131
                                                                      ------------
                                                                           162,081
                                                                      ------------
INTERNATIONAL EQUITY FUNDS -- 14.9%
         4,109  NT Emerging Markets Fund Institutional Class                43,186
         7,910  NT International Growth Fund Institutional Class            83,687
                                                                      ------------
                                                                           126,873
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $847,955)                                                            848,316
                                                                      ------------
OTHER ASSETS AND LIABILITIES(2)                                                349
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                                $848,665
                                                                      ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Category is less than 0.05% of total net assets.

Shares                                                                       Value

LIVESTRONG 2045 Portfolio

Mutual Funds(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 66.9%
     1,767,703  NT Equity Growth Fund Institutional Class             $ 17,588,646
     1,603,749  NT Growth Fund Institutional Class                      17,400,677
     1,911,044  NT Large Company Value Fund Institutional Class         17,218,498
       949,245  NT Mid Cap Value Fund Institutional Class                8,505,235
       651,548  NT Small Company Fund Institutional Class                5,609,828
       740,940  NT Vista Fund Institutional Class                        8,365,213
       155,018  Real Estate Fund Institutional Class                     3,256,928
                                                                      ------------
                                                                        77,945,025
                                                                      ------------
DOMESTIC FIXED INCOME FUNDS -- 17.9%
       341,459  High-Yield Fund Institutional Class                      1,973,633
       362,388  Inflation-Adjusted Bond Fund Institutional Class         4,142,095
     1,428,483  NT Diversified Bond Fund Institutional Class            14,670,520
                                                                      ------------
                                                                        20,786,248
                                                                      ------------
INTERNATIONAL EQUITY FUNDS -- 15.1%
       631,758  NT Emerging Markets Fund Institutional Class             6,639,777
     1,037,672  NT International Growth Fund Institutional Class        10,978,569
                                                                      ------------
                                                                        17,618,346
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $119,927,399)                                                    116,349,619
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                       168,105
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $116,517,724
                                                                      ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

------

LIVESTRONG Portfolios

Shares                                                                       Value

LIVESTRONG 2050 Portfolio

Mutual Funds(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 68.9%
         7,438  NT Equity Growth Fund Institutional Class                 $ 74,008
         6,726  NT Growth Fund Institutional Class                          72,977
         8,267  NT Large Company Value Fund Institutional Class             74,486
         4,102  NT Mid Cap Value Fund Institutional Class                   36,754
         2,807  NT Small Company Fund Institutional Class                   24,168
         3,119  NT Vista Fund Institutional Class                           35,214
           681  Real Estate Fund Institutional Class                        14,308
                                                                      ------------
                                                                           331,915
                                                                      ------------
DOMESTIC FIXED INCOME FUNDS -- 15.5%
         1,255  High-Yield Fund Institutional Class                          7,254
         1,312  Inflation-Adjusted Bond Fund Institutional Class            14,996
         5,134  NT Diversified Bond Fund Institutional Class                52,726
                                                                      ------------
                                                                            74,976
                                                                      ------------
INTERNATIONAL EQUITY FUNDS -- 15.5%
         2,839  NT Emerging Markets Fund Institutional Class                29,838
         4,230  NT International Growth Fund Institutional Class            44,753
                                                                      ------------
                                                                            74,591
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $500,188)                                                            481,482
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                           276
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                                $481,758
                                                                      ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

------

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2008
                                          LIVESTRONG     LIVESTRONG     LIVESTRONG
                                              Income           2015           2020
                                           Portfolio      Portfolio      Portfolio
ASSETS

Investment securities in
affiliates, at value (cost of
$67,531,054, $208,340,664 and
$1,111,763, respectively)                $67,584,446   $207,797,000     $1,099,697

Cash                                          12,286         40,604            217

Receivable for capital
shares sold                                   62,147        141,261             --

Distributions receivable
from affiliates                              105,213        292,131          1,045
                                        ------------   ------------   ------------
                                          67,764,092    208,270,996      1,100,959
                                        ------------   ------------   ------------

LIABILITIES

Accrued administrative fees                    9,916         32,354            137

Distribution and service
fees payable                                   1,903          6,915              4
                                        ------------   ------------   ------------
                                              11,819         39,269            141
                                        ------------   ------------   ------------

NET ASSETS                               $67,752,273   $208,231,727     $1,100,818
                                        ============   ============   ============

NET ASSETS CONSIST OF:

Capital (par value and
paid-in surplus)                         $67,716,535   $205,063,325     $1,111,394

Undistributed net investment income          117,473      2,667,462          1,601

Accumulated undistributed net
realized gain (loss) on investment
transactions                               (135,127)      1,044,604          (111)

Net unrealized appreciation
(depreciation) on investments                 53,392      (543,664)       (12,066)
                                        ------------   ------------   ------------
                                         $67,752,273   $208,231,727     $1,100,818
                                        ============   ============   ============

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                               $49,378,431   $161,837,754     $1,072,938

Shares outstanding                         4,640,750     14,209,505        113,022

Net asset value per share                     $10.64         $11.39          $9.49

INSTITUTIONAL CLASS,
$0.01 PAR VALUE

Net assets                                $9,737,445    $17,845,177        $16,020

Shares outstanding                           915,045      1,564,647          1,687

Net asset value per share                     $10.64         $11.41          $9.50

ADVISOR CLASS, $0.01 PAR VALUE

Net assets                                $8,285,098    $24,383,765         $5,931

Shares outstanding                           778,975      2,144,262            625

Net asset value per share                     $10.64         $11.37          $9.49

R CLASS, $0.01 PAR VALUE

Net assets                                  $351,299     $4,165,031         $5,929

Shares outstanding                            33,037        366,668            625

Net asset value per share                     $10.63         $11.36          $9.49

See Notes to Financial Statements.

------

JULY 31, 2008
                                         LIVESTRONG                     LIVESTRONG
                                               2025      LIVESTRONG           2035
                                          Portfolio  2030 Portfolio      Portfolio
ASSETS

Investment securities in
affiliates, at value (cost of
$293,243,076, $649,835 and
$177,942,887, respectively)            $290,076,816        $643,519   $173,932,042

Cash                                         51,081             141         31,222

Receivable for capital
shares sold                                  27,536              --        180,382

Distributions receivable
from affiliates                             348,267             401        144,709
                                       ------------    ------------   ------------
                                        290,503,700         644,061    174,288,355
                                       ------------    ------------   ------------

LIABILITIES

Accrued administrative fees                  42,443              67         25,275

Distribution and service
fees payable                                  7,006               4          4,910
                                       ------------    ------------   ------------
                                             49,449              71         30,185
                                       ------------    ------------   ------------

NET ASSETS                             $290,454,251        $643,990   $174,258,170
                                       ============    ============   ============

NET ASSETS CONSIST OF:

Capital (par value and
paid-in surplus)                       $288,322,909        $650,688   $175,173,625

Undistributed net
investment income                         3,274,706             635      1,485,029

Accumulated undistributed net
realized gain (loss) on investment
transactions                              2,022,896         (1,017)      1,610,361

Net unrealized depreciation
on investments                          (3,166,260)         (6,316)    (4,010,845)
                                       ------------    ------------   ------------
                                       $290,454,251        $643,990   $174,258,170
                                       ============    ============   ============

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                             $215,024,257        $626,382   $128,815,098

Shares outstanding                       18,493,926          66,679     10,643,241

Net asset value per share                    $11.63           $9.39         $12.10

INSTITUTIONAL CLASS,
$0.01 PAR VALUE

Net assets                              $44,610,886          $5,873    $24,120,009

Shares outstanding                        3,832,148             625      1,989,896

Net asset value per share                    $11.64           $9.40         $12.12

ADVISOR CLASS, $0.01 PAR VALUE

Net assets                              $28,073,117          $5,869    $19,145,408

Shares outstanding                        2,417,480             625      1,583,670

Net asset value per share                    $11.61           $9.39         $12.09

R CLASS, $0.01 PAR VALUE

Net assets                               $2,745,991          $5,866     $2,177,655

Shares outstanding                          236,824             625        180,354

Net asset value per share                    $11.60           $9.39         $12.07

See Notes to Financial Statements.

------

JULY 31, 2008
                                                        LIVESTRONG
                                         LIVESTRONG           2045      LIVESTRONG
                                     2040 Portfolio      Portfolio  2050 Portfolio
ASSETS

Investment securities in
affiliates, at value (cost of
$847,955, $119,927,399 and
$500,188, respectively)                    $848,316   $116,349,619        $481,482

Cash                                            131         18,068             144

Receivable for capital
shares sold                                      --         96,342              --

Distributions receivable
from affiliates                                 295         71,163             196
                                       ------------   ------------    ------------
                                            848,742    116,535,192         481,822
                                       ------------   ------------    ------------

LIABILITIES

Accrued administrative fees                      73         14,501              60

Distribution and service
fees payable                                      4          2,967               4
                                       ------------   ------------    ------------
                                                 77         17,468              64
                                       ------------   ------------    ------------

NET ASSETS                                 $848,665   $116,517,724        $481,758
                                       ============   ============    ============

NET ASSETS CONSIST OF:

Capital (par value and
paid-in surplus)                           $848,023   $118,736,275        $500,624

Undistributed net
investment income                               499        899,532             547

Accumulated undistributed net
realized gain (loss) on investment
transactions                                  (218)        459,697           (707)

Net unrealized appreciation
(depreciation) on investments                   361    (3,577,780)        (18,706)
                                       ------------   ------------    ------------
                                           $848,665   $116,517,724        $481,758
                                       ============   ============    ============

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                                 $831,251    $72,649,333        $464,455

Shares outstanding                           89,474      5,935,889          50,314

Net asset value per share                     $9.29         $12.24           $9.23

INSTITUTIONAL CLASS,
$0.01 PAR VALUE

Net assets                                   $5,808    $31,053,958          $5,771

Shares outstanding                              625      2,534,023             625

Net asset value per share                     $9.29         $12.25           $9.23

ADVISOR CLASS, $0.01 PAR VALUE

Net assets                                   $5,804    $11,411,095          $5,767

Shares outstanding                              625        933,834             625

Net asset value per share                     $9.29         $12.22           $9.23

R CLASS, $0.01 PAR VALUE

Net assets                                   $5,802     $1,403,338          $5,765

Shares outstanding                              625        114,979             625

Net asset value per share                     $9.28         $12.21           $9.22

See Notes to Financial Statements.

------

STATEMENT OF OPERATIONS

YEAR ENDED JULY 31, 2008 (EXCEPT AS NOTED)
                                       LIVESTRONG                       LIVESTRONG
                                           Income      LIVESTRONG             2020
                                        Portfolio  2015 Portfolio     Portfolio(1)
INVESTMENT INCOME (LOSS)

INCOME:

Income distributions
from underlying
funds -- affiliates                   $ 2,499,480      $7,416,418          $ 1,777
                                    -------------   -------------    -------------

EXPENSES:

Administrative fees                       112,659         356,146              168

Distribution and
service fees:

 Advisor Class                             19,534          48,137                2

 R Class                                      990          20,971                5

Directors' fees
and expenses                                1,633           4,833                1
                                    -------------   -------------    -------------
                                          134,816         430,087              176
                                    -------------   -------------    -------------

NET INVESTMENT INCOME (LOSS)            2,364,664       6,986,331            1,601
                                    -------------   -------------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:

Sale of investments in
underlying funds                        (262,839)        (50,420)            (111)

Capital gain distributions
received from
underlying funds                          399,739       1,620,827               --
                                    -------------   -------------    -------------
                                          136,900       1,570,407            (111)
                                    -------------   -------------    -------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON
INVESTMENTS IN
UNDERLYING FUNDS                      (2,516,968)    (10,467,082)         (12,066)
                                    -------------   -------------    -------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON AFFILIATES             (2,380,068)     (8,896,675)         (12,177)
                                    -------------   -------------    -------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING FROM
OPERATIONS                              $(15,404)    $(1,910,344)        $(10,576)
                                    =============   =============    =============

(1) May 30, 2008 (fund inception) through July 31, 2008.

See Notes to Financial Statements.

------

YEAR ENDED JULY 31, 2008 (EXCEPT AS NOTED)
                                                       LIVESTRONG
                                       LIVESTRONG            2030      LIVESTRONG
                                   2025 Portfolio    Portfolio(1)  2035 Portfolio
INVESTMENT INCOME (LOSS)

INCOME:

Income distributions
from underlying
funds -- affiliates                   $ 9,576,194           $ 726     $ 5,122,406
                                    -------------   -------------   -------------

EXPENSES:

Administrative fees                       445,896              84         255,879

Distribution and
service fees:

 Advisor Class                             52,216               2          40,341

 R Class                                    9,338               5           7,766

Directors' fees and expenses                6,406              --           3,723
                                    -------------   -------------   -------------
                                          513,856              91         307,709
                                    -------------   -------------   -------------

NET INVESTMENT INCOME (LOSS)            9,062,338             635       4,814,697
                                    -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:

Sale of investments in
underlying funds                        (424,533)         (1,017)       (158,583)

Capital gain distributions
received from
underlying funds                        2,912,668              --       2,030,033
                                    -------------   -------------   -------------
                                        2,488,135         (1,017)       1,871,450
                                    -------------   -------------   -------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON
INVESTMENTS IN
UNDERLYING FUNDS                     (19,833,288)         (6,316)    (14,197,827)
                                    -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON AFFILIATES                 (17,345,153)         (7,333)    (12,326,377)
                                    -------------   -------------   -------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                     $ (8,282,815)        $(6,698)   $ (7,511,680)
                                    =============   =============   =============

(1) May 30, 2008 (fund inception) through July 31, 2008.

See Notes to Financial Statements.

------

YEAR ENDED JULY 31, 2008 (EXCEPT AS NOTED)
                                        LIVESTRONG                      LIVESTRONG
                                              2040      LIVESTRONG            2050
                                      Portfolio(1)  2045 Portfolio    Portfolio(1)
INVESTMENT INCOME (LOSS)

INCOME:

Income distributions
from underlying
funds -- affiliates                           $595     $ 3,536,367           $ 648
                                     -------------   -------------   -------------

EXPENSES:

Administrative fees                             89         147,705              93

Distribution and
service fees:

 Advisor Class                                   2          26,757               2

 R Class                                         5           5,099               5

Directors' fees and expenses                    --           2,567               1
                                     -------------   -------------   -------------
                                                96         182,128             101
                                     -------------   -------------   -------------

NET INVESTMENT INCOME (LOSS)                   499       3,354,239             547
                                     -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:

Sale of investments in underlying
funds                                        (218)       (985,579)           (707)

Capital gain distributions
received from
underlying funds                                --       1,644,965              --
                                     -------------   -------------   -------------
                                             (218)         659,386           (707)
                                     -------------   -------------   -------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON
INVESTMENTS IN
UNDERLYING FUNDS                               361    (11,088,022)        (18,706)
                                     -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON AFFILIATES                           143    (10,428,636)        (19,413)
                                     -------------   -------------   -------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                               $642   $ (7,074,397)       $(18,866)
                                     =============   =============   =============

(1) May 30, 2008 (fund inception) through July 31, 2008.

See Notes to Financial Statements.

------

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED JULY 31, 2008 AND JULY 31, 2007
                             LIVESTRONG Income Portfolio     LIVESTRONG 2015 Portfolio
Increase (Decrease) in
Net Assets                          2008            2007           2008           2007

OPERATIONS

Net investment income
(loss)                       $ 2,364,664     $ 1,450,147    $ 6,986,331    $ 3,968,852

Net realized
gain (loss)                      136,900         (9,450)      1,570,407        316,017

Change in net
unrealized appreciation
(depreciation)               (2,516,968)       2,759,798   (10,467,082)     11,245,515
                            ------------    ------------   ------------   ------------
Net increase (decrease)
in net assets resulting
from operations                 (15,404)       4,200,495    (1,910,344)     15,530,384
                            ------------    ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net
investment income:

 Investor Class              (1,807,377)     (1,047,364)    (5,029,481)    (2,492,556)

 Institutional Class           (358,453)       (174,881)      (526,172)      (296,721)

 Advisor Class                 (251,073)       (147,969)      (486,532)      (318,604)

 R Class                         (5,401)         (1,399)      (120,545)        (9,697)

From net
realized gains:

 Investor Class                (100,501)       (470,015)      (582,593)    (2,496,248)

 Institutional Class            (18,324)        (67,991)       (57,480)      (272,911)

 Advisor Class                  (12,887)        (72,923)       (60,961)      (358,795)

 R Class                           (264)           (648)       (16,447)       (12,472)
                            ------------    ------------   ------------   ------------
Decrease in net assets
from distributions           (2,554,280)     (1,983,190)    (6,880,211)    (6,258,004)
                            ------------    ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease)
in net assets from
capital share
transactions                   9,686,579      23,632,442     39,105,101     58,866,551
                            ------------    ------------   ------------   ------------

NET INCREASE (DECREASE)
IN
NET ASSETS                     7,116,895      25,849,747     30,314,546     68,138,931

NET ASSETS

Beginning of period           60,635,378      34,785,631    177,917,181    109,778,250
                            ------------    ------------   ------------   ------------
End of period                $67,752,273     $60,635,378   $208,231,727   $177,917,181
                            ============    ============   ============   ============

Undistributed net
investment income               $117,473        $175,113     $2,667,462     $1,843,861
                            ============    ============   ============   ============

See Notes to Financial Statements.

------

YEARS ENDED JULY 31, 2008 AND JULY 31, 2007 (EXCEPT AS NOTED)
                              LIVESTRONG                                      LIVESTRONG
                          2020 Portfolio       LIVESTRONG 2025 Portfolio  2030 Portfolio
Increase (Decrease) in
Net Assets                       2008(1)            2008            2007         2008(1)

OPERATIONS

Net investment income
(loss)                           $ 1,601     $ 9,062,338     $ 4,725,147           $ 635

Net realized
gain (loss)                        (111)       2,488,135         693,679         (1,017)

Change in net
unrealized appreciation
(depreciation)                  (12,066)    (19,833,288)      19,418,380         (6,316)
                            ------------    ------------    ------------    ------------
Net increase (decrease)
in net assets resulting
from operations                 (10,576)     (8,282,815)      24,837,206         (6,698)
                            ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net
investment income:

 Investor Class                       --     (6,067,533)     (2,728,920)              --

 Institutional Class                  --     (1,379,241)       (782,731)              --

 Advisor Class                        --       (459,566)       (222,178)              --

 R Class                              --        (45,611)        (13,994)              --

From net realized gains:

 Investor Class                       --       (763,010)     (5,948,432)              --

 Institutional Class                  --       (162,933)     (1,544,817)              --

 Advisor Class                        --        (62,855)       (556,560)              --

 R Class                              --         (6,836)        (41,251)              --
                            ------------    ------------    ------------    ------------
Decrease in net assets
from distributions                    --     (8,947,585)    (11,838,883)              --
                            ------------    ------------    ------------    ------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease)
in net assets from
capital share
transactions                   1,111,394      69,996,157      73,140,620         650,688
                            ------------    ------------    ------------    ------------

NET INCREASE (DECREASE)
IN
NET ASSETS                     1,100,818      52,765,757      86,138,943         643,990

NET ASSETS

Beginning of period                   --     237,688,494     151,549,551              --
                            ------------    ------------    ------------    ------------
End of period                 $1,100,818    $290,454,251    $237,688,494        $643,990
                            ============    ============    ============    ============

Undistributed net
investment income                 $1,601      $3,274,706      $2,164,319            $635
                            ============    ============    ============    ============

(1) May 30, 2008 (fund inception) through July 31, 2008.

See Notes to Financial Statements.

------

YEARS ENDED JULY 31, 2008 AND JULY 31, 2007 (EXCEPT AS NOTED)
                                                                       LIVESTRONG
                                                                             2040
                                         LIVESTRONG 2035 Portfolio      Portfolio
Increase (Decrease) in
Net Assets                                    2008            2007        2008(1)

OPERATIONS

Net investment income (loss)           $ 4,814,697     $ 1,886,107          $ 499

Net realized gain (loss)                 1,871,450         360,790          (218)

Change in net unrealized
appreciation (depreciation)           (14,197,827)      11,667,564            361
                                      ------------    ------------   ------------
Net increase (decrease)
in net assets resulting
from operations                        (7,511,680)      13,914,461            642
                                      ------------    ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                        (3,073,496)     (1,038,223)             --

 Institutional Class                     (715,004)       (266,923)             --

 Advisor Class                           (352,833)       (107,434)             --

 R Class                                  (45,651)         (5,618)             --

From net realized gains:

 Investor Class                          (398,845)     (2,806,849)             --

 Institutional Class                      (86,908)       (635,902)             --

 Advisor Class                            (50,009)       (349,261)             --

 R Class                                   (7,128)        (22,938)             --
                                      ------------    ------------   ------------
Decrease in net assets
from distributions                     (4,729,874)     (5,233,148)             --
                                      ------------    ------------   ------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in
net assets from capital
share transactions                      58,612,954      50,376,625        848,023
                                      ------------    ------------   ------------

NET INCREASE (DECREASE)
IN NET ASSETS                           46,371,400      59,057,938        848,665

NET ASSETS

Beginning of period                    127,886,770      68,828,832             --
                                      ------------    ------------   ------------
End of period                         $174,258,170    $127,886,770       $848,665
                                      ============    ============   ============

Undistributed net
investment income                       $1,485,029        $857,316           $499
                                      ============    ============   ============

(1) May 30, 2008 (fund inception) through July 31, 2008.

See Notes to Financial Statements.

------

YEARS ENDED JULY 31, 2008 AND JULY 31, 2007 (EXCEPT AS NOTED)
                                                                        LIVESTRONG
                                         LIVESTRONG 2045 Portfolio  2050 Portfolio
Increase (Decrease)
in Net Assets                                 2008            2007         2008(1)

OPERATIONS

Net investment income (loss)           $ 3,354,239     $ 1,088,643           $ 547

Net realized gain (loss)                   659,386         225,057           (707)

Change in net unrealized
appreciation (depreciation)           (11,088,022)       8,371,833        (18,706)
                                      ------------    ------------    ------------
Net increase (decrease)
in net assets resulting
from operations                        (7,074,397)       9,685,533        (18,866)
                                      ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                        (1,730,903)       (468,015)              --

 Institutional Class                     (914,356)       (256,627)              --

 Advisor Class                           (270,802)        (61,872)              --

 R Class                                  (24,577)         (2,066)              --

From net realized gains:

 Investor Class                          (215,140)     (1,476,282)              --

 Institutional Class                     (106,359)       (698,729)              --

 Advisor Class                            (36,814)       (242,944)              --

 R Class                                   (3,687)        (10,785)              --
                                      ------------    ------------    ------------
Decrease in net assets
from distributions                     (3,302,638)     (3,217,320)              --
                                      ------------    ------------    ------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease)
in net assets from capital share
transactions                            40,338,967      39,912,717         500,624
                                      ------------    ------------    ------------

NET INCREASE (DECREASE)
IN NET ASSETS                           29,961,932      46,380,930         481,758

NET ASSETS

Beginning of period                     86,555,792      40,174,862              --
                                      ------------    ------------    ------------
End of period                         $116,517,724     $86,555,792        $481,758
                                      ============    ============    ============

Undistributed net
investment income                         $899,532        $485,931            $547
                                      ============    ============    ============

(1) May 30, 2008 (fund inception) through July 31, 2008.

See Notes to Financial Statements.

------

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2008

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Asset Allocation Portfolios, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act), as amended, as an open-end management investment company. LIVESTRONG
Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2020 Portfolio,
LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2035
Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio and LIVESTRONG
2050 Portfolio (collectively, the funds) are nine funds in a series issued by the corporation. The funds operate as "fund of funds," meaning substantially all of the funds' assets will be invested in other funds in the American
Century Investments family of funds (the underlying funds). The funds are diversified under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The investment objective of LIVESTRONG Income Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objectives of the eight target-year LIVESTRONG Portfolios are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. For each fund with a target-year, the target asset mix will be adjusted annually in a step-like fashion. In general, as the target-year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target year, its target asset mix will become fixed and will match that of LIVESTRONG Income Portfolio. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class,
Institutional Class, Advisor Class and R Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. All classes of LIVESTRONG 2020 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG
2040 Portfolio and LIVESTRONG 2050 Portfolio commenced sale on May 30, 2008, the funds' inception date, with a purchase of $6,250 by American Century
Investment Management, Inc.

UNDERLYING FUNDS -- Each fund's assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds are not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard
(GICS) for the tobacco industry. A brief description of each of the underlying funds follows.

DOMESTIC EQUITY FUNDS

NT EQUITY GROWTH seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

NT GROWTH seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

NT LARGE COMPANY VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger U.S. companies.

NT MID CAP VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in mid-sized U.S. companies.

NT SMALL COMPANY seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

------

NT VISTA seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

REAL ESTATE seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

INTERNATIONAL EQUITY FUNDS

NT EMERGING MARKETS seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

NT INTERNATIONAL GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

DOMESTIC FIXED INCOME FUNDS

HIGH-YIELD seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

INFLATION-ADJUSTED BOND seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

NT DIVERSIFIED BOND seeks a high level of income by investing primarily in high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

INTERNATIONAL FIXED INCOME FUNDS

INTERNATIONAL BOND seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the
United States.

MONEY MARKET FUNDS

PREMIUM MONEY MARKET seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, very short-term debt securities issued by corporations, banks and governments.

SECURITY VALUATIONS -- Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of
Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund's net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

------

EXPENSES -- The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds have adopted the provisions of Financial Accounting
Standards Board Interpretation No. 48, "Accounting for Income Taxes" during the current fiscal year. All tax years for the funds remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for LIVESTRONG Income Portfolio.
Distributions from net investment income, if any, are generally declared and paid annually for the eight target-date LIVESTRONG Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

ADMINISTRATIVE FEES -- The corporation has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with shareholder services in exchange for an administrative fee (the fee). The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The rate of the fee for the Investor Class, Advisor Class and R Class
of the funds is 0.20%. There is no administrative fee for the Institutional
Class.

DISTRIBUTION FEES -- The Board of Directors has adopted a separate Master
Distribution and Individual Shareholder Services Plan for the Advisor Class
and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act.
The plans provide that the Advisor Class and R Class will each pay American
Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25% and 0.50%, respectively. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended
July 31, 2008, are detailed in the Statement of Operations.

MANAGEMENT FEES -- Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM or American Century Global Investment Management, Inc.,
a wholly-owned subsidiary of ACIM, serves as the investment advisor for the underlying funds.

------

3. INVESTMENT TRANSACTIONS

Investment transactions for the year ended July 31, 2008 (except as noted), were as follows:

               LIVESTRONG    LIVESTRONG    LIVESTRONG                     LIVESTRONG
                 Income         2015          2020         LIVESTRONG        2030
               Portfolio     Portfolio    Portfolio(1)   2025 Portfolio  Portfolio(1)

Purchases     $26,836,647   $78,630,969    $1,113,721     $120,497,709     $662,110

Proceeds
from sales    $16,977,026   $37,879,963      $1,847       $47,469,619       $11,258

                            LIVESTRONG     LIVESTRONG                     LIVESTRONG
                               2035           2040         LIVESTRONG        2050
                             Portfolio    Portfolio(1)   2045 Portfolio  Portfolio(1)

Purchases                   $83,984,106     $855,960      $60,265,391      $507,897

Proceeds from sales         $23,447,537      $7,787       $18,328,551       $7,002

(1) May 30, 2008 (fund inception) through July 31, 2008.

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

                            Year ended July 31, 2008     Year ended July 31, 2007
                               Shares         Amount        Shares         Amount

LIVESTRONG Income Portfolio

INVESTOR CLASS

Sold                        1,523,508   $ 16,847,911     2,462,543   $ 26,953,295

Issued in reinvestment
of distributions              168,042      1,850,738       129,852      1,409,610

Redeemed                  (1,040,699)   (11,448,990)   (1,222,262)   (13,344,056)
                          -----------   ------------   -----------   ------------
                              650,851      7,249,659     1,370,133     15,018,849
                          -----------   ------------   -----------   ------------
INSTITUTIONAL CLASS

Sold                          499,845      5,531,784       429,024      4,691,259

Issued in reinvestment
of distributions               34,216        376,777        22,300        242,560

Redeemed                    (368,318)    (4,091,466)     (123,853)    (1,333,750)
                          -----------   ------------   -----------   ------------
                              165,743      1,817,095       327,471      3,600,069
                          -----------   ------------   -----------   ------------
ADVISOR CLASS

Sold                          635,076      7,022,165       526,267      5,759,864

Issued in reinvestment
of distributions               23,937        263,705        20,308        220,892

Redeemed                    (615,687)    (6,916,439)      (94,859)    (1,039,319)
                          -----------   ------------   -----------   ------------
                               43,326        369,431       451,716      4,941,437
                          -----------   ------------   -----------   ------------
R CLASS

Sold                           36,733        404,679         8,006         87,439

Issued in reinvestment
of distributions                  517          5,665           188          2,047

Redeemed                     (14,376)      (159,950)       (1,605)       (17,399)
                          -----------   ------------   -----------   ------------
                               22,874        250,394         6,589         72,087
                          -----------   ------------   -----------   ------------
Net increase (decrease)       882,794    $ 9,686,579     2,155,909   $ 23,632,442
                          ===========   ============   ===========   ============

------

                            Year ended July 31, 2008     Year ended July 31, 2007
                               Shares         Amount        Shares         Amount

LIVESTRONG 2015 Portfolio

INVESTOR CLASS

Sold                        4,935,566   $ 58,173,266     6,051,177   $ 70,849,640

Issued in reinvestment
of distributions              471,644      5,574,831       430,453      4,928,684

Redeemed                  (2,930,959)   (34,481,030)   (2,813,749)   (32,877,851)
                          -----------   ------------   -----------   ------------
                            2,476,251     29,267,067     3,667,881     42,900,473
                          -----------   ------------   -----------   ------------
INSTITUTIONAL CLASS

Sold                          653,459      7,690,482       573,261      6,672,802

Issued in reinvestment
of distributions               49,378        583,652        48,962        561,103

Redeemed                    (457,705)    (5,457,023)     (242,895)    (2,850,614)
                          -----------   ------------   -----------   ------------
                              245,132      2,817,111       379,328      4,383,291
                          -----------   ------------   -----------   ------------
ADVISOR CLASS

Sold                        1,442,194     16,986,326       949,444     11,088,609

Issued in reinvestment
of distributions               46,319        547,493        59,162        677,399

Redeemed                    (965,001)   (11,738,341)     (251,099)    (2,909,393)
                          -----------   ------------   -----------   ------------
                              523,512      5,795,478       757,507      8,856,615
                          -----------   ------------   -----------   ------------
R CLASS

Sold                          208,185      2,486,903       247,594      2,854,414

Issued in reinvestment
of distributions               11,492        135,950         1,934         22,169

Redeemed                    (121,357)    (1,397,408)      (12,938)      (150,411)
                          -----------   ------------   -----------   ------------
                               98,320      1,225,445       236,590      2,726,172
                          -----------   ------------   -----------   ------------
Net increase (decrease)     3,343,215   $ 39,105,101     5,041,306   $ 58,866,551
                          ===========   ============   ===========   ============

                                 Period ended July 31, 2008(1)
                                     Shares             Amount

LIVESTRONG 2020 Portfolio

INVESTOR CLASS

Sold                                114,155         $1,093,368

Redeemed                            (1,133)           (10,810)
                                   --------        -----------
                                    113,022          1,082,558
                                   --------        -----------
INSTITUTIONAL CLASS
                                   --------        -----------
Sold                                  1,687             16,336
                                   --------        -----------
ADVISOR CLASS
                                   --------        -----------
Sold                                    625              6,250
                                   --------        -----------
R CLASS
                                   --------        -----------
Sold                                    625              6,250
                                   --------        -----------
Net increase (decrease)             115,959         $1,111,394
                                   ========        ===========

(1) May 30, 2008 (fund inception) through July 31, 2008.

------

                              Year ended July 31, 2008      Year ended July 31, 2007
                                 Shares         Amount        Shares          Amount

LIVESTRONG 2025 Portfolio

INVESTOR CLASS

Sold                          7,227,400   $ 87,956,265     6,934,370    $ 84,059,562

Issued in reinvestment
of distributions                554,236      6,811,558       730,389       8,611,314

Redeemed                    (3,452,073)   (41,430,297)   (3,262,907)    (39,307,539)
                            -----------   ------------   -----------    ------------
                              4,329,563     53,337,526     4,401,852      53,363,337
                            -----------   ------------   -----------    ------------
INSTITUTIONAL CLASS

Sold                          1,003,427     12,207,554     1,131,075      13,609,369

Issued in reinvestment
of distributions                125,482      1,542,174       190,800       2,249,531

Redeemed                      (874,062)   (10,878,957)     (473,019)     (5,782,282)
                            -----------   ------------   -----------    ------------
                                254,847      2,870,771       848,856      10,076,618
                            -----------   ------------   -----------    ------------
ADVISOR CLASS

Sold                          1,600,667     19,440,964       948,240      11,464,534

Issued in reinvestment
of distributions                 42,508        522,421        65,995         778,738

Redeemed                      (609,735)    (7,683,302)     (275,276)     (3,302,202)
                            -----------   ------------   -----------    ------------
                              1,033,440     12,280,083       738,959       8,941,070
                            -----------   ------------   -----------    ------------
R CLASS

Sold                            173,823      2,090,704        92,621       1,106,787

Issued in reinvestment
of distributions                  4,062         49,926         4,682          55,245

Redeemed                       (52,910)      (632,853)      (33,004)       (402,437)
                            -----------   ------------   -----------    ------------
                                124,975      1,507,777        64,299         759,595
                            -----------   ------------   -----------    ------------
Net increase (decrease)       5,742,825   $ 69,996,157     6,053,966    $ 73,140,620
                            ===========   ============   ===========    ============

                              Period ended July 31, 2008(1)
                                   Shares            Amount
LIVESTRONG 2030 Portfolio

INVESTOR CLASS

Sold                               69,257          $655,977

Redeemed                          (2,578)          (24,039)
                                  -------         ---------
                                   66,679           631,938
                                  -------         ---------
INSTITUTIONAL CLASS
                                  -------         ---------
Sold                                  625             6,250
                                  -------         ---------
ADVISOR CLASS
                                  -------         ---------
Sold                                  625             6,250
                                  -------         ---------
R CLASS
                                  -------         ---------
Sold                                  625             6,250
                                  -------         ---------
Net increase (decrease)            68,554          $650,688
                                  =======         =========

(1) May 30, 2008 (fund inception) through July 31, 2008.

------

                            Year ended July 31, 2008     Year ended July 31, 2007
                               Shares         Amount        Shares         Amount

LIVESTRONG 2035 Portfolio

INVESTOR CLASS

Sold                        5,273,716   $ 67,011,195     4,307,986   $ 55,031,500

Issued in reinvestment
of distributions              265,648      3,469,367       306,847      3,801,836

Redeemed                  (1,862,588)   (23,625,688)   (2,053,913)   (26,048,629)
                          -----------   ------------   -----------   ------------
                            3,676,776     46,854,874     2,560,920     32,784,707
                          -----------   ------------   -----------   ------------

INSTITUTIONAL CLASS

Sold                          542,257      6,886,635       983,032     12,436,788

Issued in reinvestment
of distributions               61,402        801,912        67,322        834,796

Redeemed                    (315,217)    (4,091,617)     (284,507)    (3,669,430)
                          -----------   ------------   -----------   ------------
                              288,442      3,596,930       765,847      9,602,154
                          -----------   ------------   -----------   ------------
ADVISOR CLASS

Sold                        1,057,731     13,387,446       709,861      8,993,384

Issued in reinvestment
of distributions               30,822        402,842        36,830        456,695

Redeemed                    (527,772)    (7,020,874)     (165,199)    (2,093,911)
                          -----------   ------------   -----------   ------------
                              560,781      6,769,414       581,492      7,356,168
                          -----------   ------------   -----------   ------------
R CLASS

Sold                          160,015      2,063,991        67,584        865,775

Issued in reinvestment
of distributions                3,922         51,263         2,303         28,556

Redeemed                     (58,210)      (723,518)      (20,300)      (260,735)
                          -----------   ------------   -----------   ------------
                              105,727      1,391,736        49,587        633,596
                          -----------   ------------   -----------   ------------
Net increase (decrease)     4,631,726   $ 58,612,954     3,957,846   $ 50,376,625
                          ===========   ============   ===========   ============

                              Period ended July 31, 2008(1)
                                   Shares            Amount

LIVESTRONG 2040 Portfolio

INVESTOR CLASS

Sold                               90,295          $837,273

Redeemed                            (821)           (8,000)
                                  -------         ---------
                                   89,474           829,273
                                  -------         ---------
INSTITUTIONAL CLASS
                                  -------         ---------
Sold                                  625             6,250
                                  -------         ---------
ADVISOR CLASS
                                  -------         ---------
Sold                                  625             6,250
                                  -------         ---------
R CLASS
                                  -------         ---------
Sold                                  625             6,250
                                  -------         ---------
Net increase (decrease)            91,349          $848,023
                                  =======         =========

(1) May 30, 2008 (fund inception) through July 31, 2008.

------

                            Year ended July 31, 2008     Year ended July 31, 2007
                               Shares         Amount        Shares         Amount

LIVESTRONG 2045 Portfolio

INVESTOR CLASS

Sold                        3,499,543   $ 45,795,739     3,075,123   $ 39,756,020

Issued in reinvestment
of distributions              145,128      1,938,913       152,330      1,922,401

Redeemed                  (1,307,691)   (16,851,978)   (1,504,146)   (19,352,541)
                          -----------   ------------   -----------   ------------
                            2,336,980     30,882,674     1,723,307     22,325,880
                          -----------   ------------   -----------   ------------
INSTITUTIONAL CLASS

Sold                          896,299     11,781,809     1,159,259     14,839,594

Issued in reinvestment
of distributions               76,344      1,020,715        75,565        953,638

Redeemed                    (561,204)    (7,352,345)     (230,636)    (3,028,804)
                          -----------   ------------   -----------   ------------
                              411,439      5,450,179     1,004,188     12,764,428
                          -----------   ------------   -----------   ------------
ADVISOR CLASS

Sold                          593,456      7,704,375       410,315      5,320,358

Issued in reinvestment
of distributions               23,025        307,616        24,153        304,816

Redeemed                    (362,137)    (4,775,098)     (104,700)    (1,345,029)
                          -----------   ------------   -----------   ------------
                              254,344      3,236,893       329,768      4,280,145
                          -----------   ------------   -----------   ------------
R CLASS

Sold                           86,662      1,132,673        51,269        654,681

Issued in reinvestment
of distributions                1,521         20,338         1,018         12,851

Redeemed                     (29,548)      (383,790)       (9,741)      (125,268)
                          -----------   ------------   -----------   ------------
                               58,635        769,221        42,546        542,264
                          -----------   ------------   -----------   ------------
Net increase (decrease)     3,061,398   $ 40,338,967     3,099,809   $ 39,912,717
                          ===========   ============   ===========   ============

                              Period ended July 31, 2008(1)
                                   Shares            Amount

LIVESTRONG 2050 Portfolio

INVESTOR CLASS

Sold                               51,078          $488,874

Redeemed                            (764)           (7,000)
                                  -------         ---------
                                   50,314           481,874
                                  -------         ---------
INSTITUTIONAL CLASS
                                  -------         ---------
Sold                                  625             6,250
                                  -------         ---------
ADVISOR CLASS
                                  -------         ---------
Sold                                  625             6,250
                                  -------         ---------
R CLASS
                                  -------         ---------
Sold                                  625             6,250
                                  -------         ---------
Net increase (decrease)            52,189          $500,624
                                  =======         =========

(1) May 30, 2008 (fund inception) through July 31, 2008.

------

5. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the period ended July 31, 2008 follows:

                                                                                           July 31, 2008
                  July 31, 2007                             Realized
Fund/                Share          Purchase     Sales      Gain        Distributions   Share       Market
Underlying Fund      Balance         Cost        Cost      (Loss)        Received(1)   Balance       Value

LIVESTRONG Income Portfolio

High-Yield Fund
Institutional
Class                 369,407    $ 922,930    $ 519,446  $ (26,078)      $ 195,906     439,813  $ 2,542,119

Inflation-Adjusted
Bond Fund
Institutional
Class                 450,390    1,754,887    1,544,672       6,197        214,341     467,270    5,340,896

NT Diversified
Bond Fund
Institutional
Class               1,647,816    6,492,347    4,721,645       (433)        983,604   1,817,937   18,670,220

NT Equity Growth
Fund
Institutional
Class                 682,400    3,623,966    1,893,945    (92,263)        153,054     856,240    8,519,588

NT Growth Fund
Institutional
Class                 339,967    1,743,836    1,227,562       9,683        199,607     388,477    4,214,975

NT Large Company
Value Fund
Institutional
Class                 568,193    3,359,025    1,382,324   (127,869)        232,460     769,386    6,932,168

NT Mid Cap Value
Fund
Institutional
Class                 204,460    1,449,257      677,665    (81,001)        269,659     292,448    2,620,334

NT Small Company
Fund
Institutional
Class                 113,463      697,342      375,802    (30,233)          4,230     153,329    1,320,163

NT Vista Fund
Institutional
Class                 128,983      776,396      614,645      49,112          3,599     142,931    1,613,691

Real Estate Fund
Institutional
Class                  20,947      373,960      202,222    (40,865)        107,512      30,326      637,149

Premium Money
Market Fund
Investor Class      6,151,530    2,487,217    1,597,467          --        244,386   7,041,280    7,041,280

International
Bond Fund
Institutional
Class                 313,676    1,525,945    1,309,286       8,184        186,326     326,382    4,987,117

NT International
Growth Fund
Institutional
Class                 255,233    1,629,539    1,173,184      62,727        104,535     297,235    3,144,746
                   ----------  -----------  -----------  ----------   ------------  ----------  -----------
                               $26,836,647  $17,239,865  $(262,839)     $2,899,219              $67,584,446
                               ===========  ===========  ==========   ============              ===========

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

------

                                                                                           July 31, 2008
                  July 31, 2007                            Realized
Fund/                Share        Purchase      Sales       Gain        Distributions    Share     Market
Underlying Fund     Balance         Cost         Cost      (Loss)        Received(1)    Balance     Value

LIVESTRONG 2015 Portfolio

NT Equity Growth
Fund
Institutional
Class               1,931,325  $ 9,647,073  $ 3,337,234  $(197,714)      $ 431,612  2,552,134  $ 25,393,724

NT Growth Fund
Institutional
Class               1,270,356    5,932,174    3,648,075      59,767        719,848  1,481,964    16,079,309

NT Large Company
Value Fund
Institutional
Class               1,710,273    9,665,969    2,380,077   (268,488)        702,353  2,441,771    22,000,358

NT Mid Cap Value
Fund
Institutional
Class                 789,561    4,703,079    1,663,548   (227,094)        990,383  1,133,888    10,159,636

NT Small Company
Fund
Institutional
Class                 333,840    1,957,818      771,643    (67,260)         12,427    475,348     4,092,746

NT Vista Fund
Institutional
Class                 607,646    3,443,297    2,246,326     227,900         16,876    708,665     8,000,828

Real Estate Fund
Institutional
Class                  86,244    1,344,446      547,390   (114,754)        425,543    127,130     2,671,001

High-Yield Fund
Institutional
Class               1,015,434    2,609,840      988,944    (56,883)        548,277  1,291,014     7,462,061

Inflation-Adjusted
Bond Fund
Institutional
Class               1,247,402    4,786,616    3,318,435      20,009        608,147  1,370,511    15,664,941

NT Diversified
Bond Fund
Institutional
Class               4,558,835   17,723,354   10,087,623      27,709      2,735,809  5,290,466    54,333,085

NT Emerging
Markets Fund
Institutional
Class                 221,121    1,982,170      865,073     242,243        576,025    306,469     3,220,989

NT International
Growth Fund
Institutional
Class                 976,930    5,729,213    3,757,539     320,694        382,721  1,152,707    12,195,640

Premium Money
Market Fund
Investor Class     10,863,093    5,523,638    2,217,394          --        453,369  14,169,337   14,169,337

International
Bond Fund
Institutional
Class                 712,586    3,582,282    2,101,082    (16,549)        433,855    808,465    12,353,345
                   ----------  -----------  -----------  ----------   ------------  ---------- ------------
                               $78,630,969  $37,930,383   $(50,420)     $9,037,245             $207,797,000
                               ===========  ===========  ==========   ============             ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

------

                                                                                    July 31, 2008
                     July 31, 2007                  Realized
Fund/                  Share       Purchase Sales    Gain         Distributions   Share      Market
Underlying Fund        Balance      Cost    Cost     (Loss)       Received(1)    Balance      Value

LIVESTRONG 2020 Portfolio

NT Equity Growth
Fund
Institutional
Class                      --   $ 136,591   $ 236     $ (14)            --      13,523   $ 134,553

NT Growth Fund
Institutional
Class                      --     105,843     190       (15)            --       9,493     102,999

NT Large Company
Value Fund
Institutional
Class                      --     128,219     231       (20)         $ 132      13,966     125,834

NT Mid Cap Value
Fund
Institutional
Class                      --      61,247     106        (7)            56       6,894      61,770

NT Small Company
Fund
Institutional
Class                      --      28,869      56        (3)            --       3,331      28,680

NT Vista Fund
Institutional
Class                      --      51,648     101        (9)            --       4,392      49,586

Real Estate Fund
Institutional
Class                      --      17,495      46        (3)             8         835      17,543

High-Yield Fund
Institutional
Class                      --      37,862      67        (3)           223       6,418      37,096

Inflation-Adjusted
Bond Fund
Institutional
Class                      --      75,142     128        (3)           275       6,564      75,027

NT Diversified
Bond Fund
Institutional
Class                      --     262,141     425        (7)           980      25,513     262,018

NT Emerging
Markets Fund
Institutional
Class                      --      27,707      63       (10)            --       2,495      26,222

NT International
Growth Fund
Institutional
Class                      --      80,772     143       (15)            --       7,356      77,827

Premium Money
Market Fund
Investor Class             --      55,798      88         --           103      55,710      55,710

International
Bond Fund
Institutional
Class                      --      44,387      78        (2)            --       2,934      44,832
                     --------  ----------  -------  --------      --------   ---------  ----------
                               $1,113,721  $1,958     $(111)        $1,777              $1,099,697
                               ==========  =======  ========      ========              ==========

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

------

                                                                                           July 31, 2008
                  July 31, 2007                         Realized
Fund/Underlying     Share         Purchase     Sales      Gain        Distributions     Share        Market
Fund                Balance        Cost        Cost      (Loss)         Received(1)    Balance        Value

LIVESTRONG 2025 Portfolio

NT Equity Growth
Fund
Institutional
Class               2,597,176  $ 13,865,449 $ 3,494,954  $(291,414)      $ 587,681  3,602,431  $ 35,844,189

NT Growth Fund
Institutional
Class               2,433,050    11,660,927   6,046,468      14,725      1,381,376  2,941,097    31,910,902

NT Large Company
Value Fund
Institutional
Class               2,504,489    15,383,948   2,838,522   (404,552)      1,047,701  3,752,460    33,809,679

NT Mid Cap Value
Fund
Institutional
Class               1,061,868     7,530,343   1,841,415   (270,553)      1,413,867  1,680,943    15,061,249

NT Small Company
Fund
Institutional
Class                 864,264     4,192,749   1,599,482   (151,295)         30,315  1,174,267    10,110,439

NT Vista Fund
Institutional
Class               1,021,337     6,003,140   3,334,908     221,077         28,785  1,249,163    14,103,050

Real Estate Fund
Institutional
Class                 157,448     2,635,454     822,851   (175,584)        792,359    245,954     5,167,494

High-Yield Fund
Institutional
Class               1,154,173     3,534,560   1,226,194    (74,211)        637,883  1,544,407     8,926,672

Inflation-Adjusted
Bond Fund
Institutional
Class               1,384,426     6,677,344   3,691,656     (1,284)        716,035  1,639,867    18,743,680

NT Diversified
Bond Fund
Institutional
Class               5,052,386    24,779,596  12,037,037    (25,121)      3,133,449  6,276,546    64,460,128

NT Emerging
Markets Fund
Institutional
Class                 509,743     4,749,782   1,767,000     418,422      1,351,797    740,611     7,783,822

NT International
Growth Fund
Institutional
Class               1,819,108    11,097,235   5,975,830     331,122        731,563  2,276,565    24,086,057

Premium Money
Market Fund
Investor Class     12,175,305     5,747,056   2,526,691          --        490,371  15,395,670   15,395,670

International
Bond Fund
Institutional
Class                 177,465     2,640,126     691,144    (15,865)        145,680    305,876     4,673,785
                   ----------  ------------  ----------- ----------   ------------  ---------- ------------
                               $120,497,709  $47,894,152 $(424,533)    $12,488,862             $290,076,816
                               ============  =========== ==========   ============             ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

------

                                                                                  July 31, 2008
                    July 31, 2007                    Realized
Fund/Underlying       Share       Purchase   Sales    Gain       Distributions  Share    Market
Fund                  Balance      Cost      Cost     (Loss)      Received(1)   Balance   Value

LIVESTRONG 2030 Portfolio

NT Equity Growth
Fund
Institutional
Class                      --    $86,195  $ 1,606    $ (145)            --    8,437    $ 83,948

NT Growth Fund
Institutional
Class                      --     86,190    1,620      (154)            --    7,661      83,122

NT Large Company
Value Fund
Institutional
Class                      --     86,179    1,686      (224)          $ 77    9,291      83,712

NT Mid Cap Value
Fund
Institutional
Class                      --     38,072      730       (85)            30    4,234      37,937

NT Small Company
Fund
Institutional
Class                      --     27,434      517       (49)            --    3,119      26,855

NT Vista Fund
Institutional
Class                      --     38,049      715       (70)            --    3,204      36,173

Real Estate Fund
Institutional
Class                      --     13,619      276       (39)             5      642      13,488

High-Yield Fund
Institutional
Class                      --     16,834      304       (15)            84    2,819      16,294

Inflation-Adjusted
Bond Fund
Institutional
Class                      --     34,340      594        (5)           110    2,949      33,707

NT Diversified
Bond Fund
Institutional
Class                      --    119,382    2,036       (14)           379   11,435     117,437

NT Emerging
Markets Fund
Institutional
Class                      --     23,015      465       (67)            --    2,059      21,640

NT International
Growth Fund
Institutional
Class                      --     66,242    1,277      (150)            --    5,964      63,099

Premium Money
Market Fund
Investor Class             --     26,559      449         --            41   26,107      26,107
                     --------  ---------  --------  --------      --------  -------   ---------
                                $662,110  $12,275   $(1,017)          $726             $643,519
                               =========  ========  ========      ========            =========

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

------

                                                                                           July 31, 2008
                July 31, 2007                          Realized
Fund/Underlying    Share       Purchase       Sales     Gain        Distributions      Share      Market
Fund               Balance     Cost           Cost      (Loss)       Received(1)     Balance       Value

LIVESTRONG 2035 Portfolio

NT Equity Growth
Fund
Institutional
Class              1,575,446  $10,765,581   $1,753,379  $(154,932)     $ 366,791   2,449,303    $24,370,566

NT Growth Fund
Institutional
Class              1,569,905   10,115,268    2,891,204    (81,522)       954,365   2,222,291     24,111,857

NT Large Company
Value Fund
Institutional
Class              1,550,388   12,132,783    1,549,505   (213,454)       674,401   2,606,109     23,481,042

NT Mid Cap Value
Fund
Institutional
Class                766,999    6,085,036    1,091,547   (179,904)     1,010,551   1,312,467     11,759,704

NT Small Company
Fund
Institutional
Class                486,423    3,658,451      858,074    (97,013)        18,601     814,541      7,013,198

NT Vista Fund
Institutional
Class                774,181    5,481,060    2,578,406     212,396        21,571   1,024,146     11,562,608

Real Estate Fund
Institutional
Class                107,785    2,216,904      490,083   (107,341)       556,793     189,899      3,989,778

High-Yield Fund
Institutional
Class                448,136    1,877,290      527,114    (30,621)       261,826     675,627      3,905,124

Inflation-Adjusted
Bond Fund
Institutional
Class                546,547    3,518,792    1,538,360       8,574       298,019     716,608      8,190,829

NT Diversified
Bond Fund
Institutional
Class              2,045,986   13,197,072    5,181,026       3,200     1,320,009   2,815,854     28,918,825

NT Emerging
Markets Fund
Institutional
Class                436,927    4,690,208    1,651,560     453,482     1,133,270     676,185      7,106,704

NT International
Growth Fund
Institutional
Class              1,094,619    8,382,195    3,111,352      28,552       464,425   1,580,696     16,723,764

Premium Money
Market Fund
Investor Class     1,319,087    1,863,466      384,510          --        71,817   2,798,043      2,798,043
                   ---------  -----------  -----------  ----------  ------------   ---------   ------------
                              $83,984,106  $23,606,120  $(158,583)    $7,152,439               $173,932,042
                              ===========  ===========  ==========  ============               ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

------

                                                                                 July 31, 2008
                 July 31, 2007                    Realized
Fund/Underlying    Share      Purchase   Sales    Gain          Distributions    Share   Market
Fund               Balance      Cost     Cost     (Loss)         Received(1)   Balance    Value

LIVESTRONG 2040 Portfolio

NT Equity Growth
Fund
Institutional
Class                    --   $126,400   $1,167    $ (26)             --    12,654   $125,907

NT Growth Fund
Institutional
Class                    --    126,360    1,159      (18)             --    11,476    124,515

NT Large Company
Value Fund
Institutional
Class                    --    126,409    1,204      (60)           $ 96    14,033    126,438

NT Mid Cap Value
Fund
Institutional
Class                    --     62,079      586      (23)             42     7,065     63,302

NT Small Company
Fund
Institutional
Class                    --     36,327      342       (7)             --     4,216     36,300

NT Vista Fund
Institutional
Class                    --     62,036      562         3             --     5,346     60,356

Real Estate Fund
Institutional
Class                    --     21,944      230      (12)              7     1,073     22,544

High-Yield Fund
Institutional
Class                    --     16,223      152       (2)             66     2,749     15,889

Inflation-Adjusted
Bond Fund
Institutional
Class                    --     32,433      311       (8)             87     2,805     32,061

NT Diversified
Bond Fund
Institutional
Class                    --    115,239    1,053      (13)            297    11,113    114,131

NT Emerging
Markets Fund
Institutional
Class                    --     44,884      440      (25)             --     4,109     43,186

NT International
Growth Fund
Institutional
Class                    --     85,626      799      (27)             --     7,910     83,687
                   --------  ---------  -------   -------        -------   -------  ---------
                              $855,960   $8,005    $(218)           $595             $848,316
                             =========  =======   =======        =======            =========

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

------

                                                                                        July 31, 2008
                  July 31, 2007                         Realized
Fund/Underlying      Share       Purchase     Sales      Gain        Distributions   Share        Market
Fund                 Balance       Cost       Cost      (Loss)        Received(1)   Balance        Value

LIVESTRONG 2045 Portfolio

NT Equity Growth
Fund
Institutional
Class              1,146,959  $ 8,328,773 $ 1,872,476  $(204,403)      $ 276,784  1,767,703  $ 17,588,646

NT Growth Fund
Institutional
Class              1,142,994    7,765,485   2,585,513   (160,703)        723,270  1,603,749   17,400,677

NT Large Company
Value Fund
Institutional
Class              1,147,523    9,581,861   1,900,437   (288,075)        512,219  1,911,044   17,218,498

NT Mid Cap Value
Fund
Institutional
Class                558,336    4,619,422   1,016,484   (173,972)        758,924   949,245     8,505,235

NT Small Company
Fund
Institutional
Class                392,443    3,090,493     863,830   (105,368)         15,641   651,548     5,609,828

NT Vista Fund
Institutional
Class                563,617    4,176,952   2,119,018      34,535         16,388   740,940     8,365,213

Real Estate Fund
Institutional
Class                 88,467    1,900,853     504,036   (116,391)        472,817   155,018     3,256,928

High-Yield Fund
Institutional
Class                226,553    1,034,951     354,012    (21,594)        135,360   341,459     1,973,633

Inflation-Adjusted
Bond Fund
Institutional
Class                276,330    1,949,377     956,795       2,496        155,057   362,388     4,142,095

NT Diversified
Bond Fund
Institutional
Class              1,019,975    7,469,629   3,233,748     (6,077)        682,152  1,428,483   14,670,520

NT Emerging
Markets Fund
Institutional
Class                390,776    4,578,141   1,565,101     125,084      1,112,379   631,758     6,639,777

NT International
Growth Fund
Institutional
Class                725,229    5,769,454   2,342,680    (71,111)        320,341  1,037,672   10,978,569
                   ---------  -----------  ----------- ----------    -----------  --------- ------------
                              $60,265,391  $19,314,130 $(985,579)     $5,181,332            $116,349,619
                              ===========  =========== ==========     ==========            ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

------

                                                                                    July 31, 2008
                   July 31, 2007                    Realized
Fund/Underlying      Share       Purchase   Sales    Gain           Distributions  Share     Market
Fund                 Balance      Cost      Cost     (Loss)        Received(1)   Balance      Value

LIVESTRONG 2050 Portfolio

NT Equity Growth
Fund
Institutional
Class                     --     $77,598    $1,150     $ (89)              --     7,438  $  74,008

NT Growth Fund
Institutional
Class                     --      77,567     1,165      (107)              --     6,726     72,977

NT Large Company
Value Fund
Institutional
Class                     --      78,894     1,205      (127)            $157     8,267     74,486

NT Mid Cap Value
Fund
Institutional
Class                     --      38,078       578       (54)              67     4,102     36,754

NT Small Company
Fund
Institutional
Class                     --      25,355       382       (35)              --     2,807     24,168

NT Vista Fund
Institutional
Class                     --      38,030       592       (63)              --     3,119     35,214

Real Estate Fund
Institutional
Class                     --      15,034       255       (29)              13       681     14,308

High-Yield Fund
Institutional
Class                     --       7,576       109        (5)              55     1,255      7,254

Inflation-Adjusted
Bond Fund
Institutional
Class                     --      15,145       221        (4)             109     1,312     14,996

NT Diversified
Bond Fund
Institutional
Class                     --      53,398       747       (12)             247     5,134     52,726

NT Emerging
Markets Fund
Institutional
Class                     --      32,950       553       (98)              --     2,839     29,838

NT International
Growth Fund
Institutional
Class                     --      48,272       752       (84)              --     4,230     44,753
                     -------   ---------   -------   --------       ---------   -------  ---------
                                $507,897    $7,709     $(707)            $648             $481,482
                               =========   =======   ========       =========            =========

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

6. INVESTMENTS IN UNDERLYING FUNDS

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds' net assets. As of July 31, 2008, the following LIVESTRONG Portfolios owned 25% or more of the total outstanding shares of the underlying funds:

                          LIVESTRONG     LIVESTRONG     LIVESTRONG    LIVESTRONG
                             2015           2025           2035          2045
                           Portfolio      Portfolio     Portfolio      Portfolio
NT Diversified
Bond Fund                     30%            35%            --            --

NT Emerging
Markets Fund                  --             31%           29%            27%

NT Equity
Growth Fund                   --             32%            --            --

NT Growth Fund                --             34%           26%            --

NT International
Growth Fund                   --             36%           25%            --

NT Large Company Value
Fund                          --             33%            --            --

NT Mid Cap
Value Fund                    --             31%            --            --

NT Small
Company Fund                  --             36%           25%            --

NT Vista Fund                 --             32%           26%            --

As of July 31, 2008, the funds, in aggregate, owned 100% of the total outstanding shares of the underlying NT Diversified Bond, NT Emerging Markets,
NT Equity Growth, NT Growth, NT International Growth, NT Large Company Value,
NT Mid Cap Value, NT Small Company and NT Vista funds.

------

7. RISK FACTORS

Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. As a result, the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social, and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds' investments in that country to experience gains or losses. Investing in emerging markets may accentuate these risks.

8. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended July 31, 2008 and July 31, 2007 (except as noted), were as follows:

                                                                       LIVESTRONG
                     LIVESTRONG Income          LIVESTRONG 2015           2020
                         Portfolio                 Portfolio           Portfolio
                    2008          2007         2008         2007        2008(1)

DISTRIBUTIONS PAID FROM

Ordinary income  $2,484,675    $1,578,720   $6,519,958   $3,923,292        --

Long-term
capital gains      $69,605      $404,470     $360,253    $2,334,712        --

                                            LIVESTRONG
                                               2030
                 LIVESTRONG 2025 Portfolio   Portfolio   LIVESTRONG 2035 Portfolio
                    2008          2007        2008(1)       2008          2007

DISTRIBUTIONS PAID FROM

Ordinary income  $8,389,158    $5,667,867       --       $4,518,519    $2,698,108

Long-term
capital gains     $558,427     $6,171,016       --        $211,355     $2,535,040

                               LIVESTRONG                              LIVESTRONG
                                  2040          LIVESTRONG 2045           2050
                               Portfolio           Portfolio           Portfolio
                                2008(1)        2008         2007        2008(1)

DISTRIBUTIONS PAID FROM

Ordinary income                    --       $3,160,271   $1,417,217        --

Long-term
capital gains                      --        $142,367    $1,800,103        --

(1) May 30, 2008 (fund inception) through July 31, 2008.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

------

As of July 31, 2008, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

                      LIVESTRONG     LIVESTRONG     LIVESTRONG     LIVESTRONG     LIVESTRONG
                          Income           2015           2020           2025           2030
                       Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
Federal tax cost
of investments       $68,235,375   $209,919,734     $1,111,874   $295,644,063       $650,852
                    ============   ============   ============   ============   ============
Gross tax
appreciation of
investments          $ 1,525,133    $ 4,914,626        $ 1,540    $ 5,767,269          $ 693

Gross tax
depreciation of
investments          (2,176,062)    (7,037,360)       (13,717)   (11,334,516)        (8,026)
                    ------------   ------------   ------------   ------------   ------------
Net tax
appreciation
(depreciation)
of investments       $ (650,929)   $(2,122,734)      $(12,177)   $(5,567,247)       $(7,333)
                    ============   ============   ============   ============   ============
Undistributed
ordinary income         $179,082     $3,104,100         $1,601     $4,062,172           $635

Accumulated
long-term gains         $507,585     $2,187,036             --     $3,636,417             --

                       LIVESTRONG     LIVESTRONG     LIVESTRONG     LIVESTRONG
                             2035           2040           2045           2050
                        Portfolio      Portfolio      Portfolio      Portfolio
Federal tax cost
of investments       $179,276,973       $848,173   $121,496,652       $500,895
                     ============   ============   ============   ============
Gross tax
appreciation of
investments           $ 2,829,335        $ 4,736    $ 1,623,190          $ 130

Gross tax
depreciation of
investments           (8,174,266)        (4,593)    (6,770,223)       (19,543)
                     ------------   ------------   ------------   ------------
Net tax
appreciation
(depreciation) of
investments          $(5,344,931)          $ 143   $(5,147,033)      $(19,413)
                     ============   ============   ============   ============
Undistributed
ordinary income        $1,958,399           $499     $1,150,100           $547

Accumulated
long-term gains        $2,471,077             --     $1,778,382             --

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 will not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

------

10. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2008.

For corporate taxpayers, the funds hereby designate the following ordinary income distributions, or up to the maximum amount allowable, as qualified for the corporate dividends received deduction for the fiscal year ended July 31,
2008.

                                                              LIVESTRONG 2020
 LIVESTRONG Income Portfolio   LIVESTRONG 2015 Portfolio         Portfolio
         $2,274,635                   $4,381,384                     --

         LIVESTRONG                                           LIVESTRONG 2035
       2025 Portfolio          LIVESTRONG 2030 Portfolio         Portfolio
         $5,787,921                       --                     $3,346,608

       LIVESTRONG 2040                                        LIVESTRONG 2050
          Portfolio            LIVESTRONG 2045 Portfolio         Portfolio
             --                       $2,455,225                     --

The funds hereby designate the following long-term capital gain distributions, or up to the maximum amount allowable, for the fiscal year ended July 31, 2008.

                                                              LIVESTRONG 2020
 LIVESTRONG Income Portfolio   LIVESTRONG 2015 Portfolio         Portfolio
           $69,605                     $360,253                      --

       LIVESTRONG 2025                                        LIVESTRONG 2035
          Portfolio            LIVESTRONG 2030 Portfolio         Portfolio
          $558,427                        --                      $211,355

       LIVESTRONG 2040                                        LIVESTRONG 2050
          Portfolio            LIVESTRONG 2045 Portfolio         Portfolio
             --                        $142,367                      --

The funds hereby designate the following distributions as qualified short-term capital gains for purposes of Internal Revenue Code 871.

                                                              LIVESTRONG 2020
 LIVESTRONG Income Portfolio   LIVESTRONG 2015 Portfolio         Portfolio
           $62,371                     $357,228                      --

       LIVESTRONG 2025                                        LIVESTRONG 2035
          Portfolio            LIVESTRONG 2030 Portfolio         Portfolio
          $437,207                        --                      $331,535

       LIVESTRONG 2040                                        LIVESTRONG 2050
          Portfolio            LIVESTRONG 2045 Portfolio         Portfolio
             --                        $219,633                      --

------

FINANCIAL HIGHLIGHTS
LIVESTRONG Income Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2008      2007       2006    2005(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                         $11.06    $10.45     $10.51     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)              0.40      0.33       0.37       0.29

 Net Realized and Unrealized
 Gain (Loss)                                (0.38)      0.75     (0.07)       0.52
                                          --------  --------   --------   --------
 Total From Investment Operations             0.02      1.08       0.30       0.81
                                          --------  --------   --------   --------
Distributions

 From Net Investment Income                 (0.42)    (0.32)     (0.35)     (0.30)

 From Net Realized Gains                    (0.02)    (0.15)     (0.01)         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.44)    (0.47)     (0.36)     (0.30)
                                          --------  --------   --------   --------
Net Asset Value, End of Period              $10.64    $11.06     $10.45     $10.51
                                          ========  ========   ========   ========

TOTAL RETURN(3)                              0.11%    10.51%      2.99%      8.14%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                                0.20%     0.20%      0.20%   0.20%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                        3.61%     3.03%      3.51%   3.16%(5)

Portfolio Turnover Rate                        26%       22%       120%         6%

Net Assets, End of Period
(in thousands)                             $49,378   $44,109    $27,374    $15,572

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG Income Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2008      2007       2006    2005(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                         $11.06    $10.45     $10.51     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)              0.42      0.35       0.37       0.34

 Net Realized and Unrealized
 Gain (Loss)                                (0.38)      0.75     (0.05)       0.48
                                          --------  --------   --------   --------
 Total From Investment Operations             0.04      1.10       0.32       0.82
                                          --------  --------   --------   --------
Distributions

 From Net Investment Income                 (0.44)    (0.34)     (0.37)     (0.31)

 From Net Realized Gains                    (0.02)    (0.15)     (0.01)         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.46)    (0.49)     (0.38)     (0.31)
                                          --------  --------   --------   --------
Net Asset Value, End of Period              $10.64    $11.06     $10.45     $10.51
                                          ========  ========   ========   ========

TOTAL RETURN(3)                              0.31%    10.73%      3.20%      8.31%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                                0.00%     0.00%      0.00%   0.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                        3.81%     3.23%      3.71%   3.36%(5)

Portfolio Turnover Rate                        26%       22%       120%         6%

Net Assets, End of Period
(in thousands)                              $9,737    $8,285     $4,409     $3,169

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG Income Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2008      2007       2006    2005(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                         $11.05    $10.45     $10.51     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)              0.35      0.31       0.33       0.18

 Net Realized and Unrealized
 Gain (Loss)                                (0.35)      0.74     (0.05)       0.61
                                          --------  --------   --------   --------
 Total From Investment Operations               --      1.05       0.28       0.79
                                          --------  --------   --------   --------
Distributions

 From Net Investment Income                 (0.39)    (0.30)     (0.33)     (0.28)

 From Net Realized Gains                    (0.02)    (0.15)     (0.01)         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.41)    (0.45)     (0.34)     (0.28)
                                          --------  --------   --------   --------
Net Asset Value, End of Period              $10.64    $11.05     $10.45     $10.51
                                          ========  ========   ========   ========

TOTAL RETURN(3)                            (0.05)%    10.13%      2.83%      7.82%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                                0.45%     0.45%      0.45%   0.45%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                        3.36%     2.78%      3.26%   2.91%(5)

Portfolio Turnover Rate                        26%       22%       120%         6%

Net Assets, End of Period
(in thousands)                              $8,285    $8,129     $2,966       $940

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG Income Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2008      2007       2006    2005(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                         $11.05    $10.44     $10.50     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)              0.30      0.27       0.26       0.29

 Net Realized and Unrealized
 Gain (Loss)                                (0.34)      0.76     (0.01)       0.46
                                          --------  --------   --------   --------
 Total From Investment Operations           (0.04)      1.03       0.25       0.75
                                          --------  --------   --------   --------
Distributions

 From Net Investment Income                 (0.36)    (0.27)     (0.30)     (0.25)

 From Net Realized Gains                    (0.02)    (0.15)     (0.01)         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.38)    (0.42)     (0.31)     (0.25)
                                          --------  --------   --------   --------
Net Asset Value, End of Period              $10.63    $11.05     $10.44     $10.50
                                          ========  ========   ========   ========

TOTAL RETURN(3)                            (0.40)%     9.97%      2.48%      7.61%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                                0.70%     0.70%      0.70%   0.70%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                        3.11%     2.53%      3.01%   2.66%(5)

Portfolio Turnover Rate                        26%       22%       120%         6%
Net Assets, End of Period

(in thousands)                                $351      $112        $37         $9

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2008       2007      2006    2005(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                         $11.91     $11.09    $10.93     $10.00
                                          --------   --------  --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)              0.43       0.32      0.37       0.25

 Net Realized and Unrealized
 Gain (Loss)                                (0.49)       1.04      0.11       0.86
                                          --------   --------  --------   --------
 Total From Investment Operations           (0.06)       1.36      0.48       1.11
                                          --------   --------  --------   --------
Distributions

 From Net Investment Income                 (0.41)     (0.27)    (0.31)     (0.18)

 From Net Realized Gains                    (0.05)     (0.27)    (0.01)         --
                                          --------   --------  --------   --------
 Total Distributions                        (0.46)     (0.54)    (0.32)     (0.18)
                                          --------   --------  --------   --------
Net Asset Value, End of Period              $11.39     $11.91    $11.09     $10.93
                                          ========   ========  ========   ========

TOTAL RETURN(3)                            (0.67)%     12.46%     4.46%     11.17%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                                0.20%      0.20%     0.20%   0.20%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                        3.62%      2.74%     3.27%   2.61%(5)

Portfolio Turnover Rate                        20%        18%      123%         2%

Net Assets, End of Period
(in thousands)                            $161,838   $139,725   $89,431    $40,717

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2008      2007       2006    2005(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                         $11.93    $11.10     $10.94     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)              0.44      0.34       0.33       0.29

 Net Realized and Unrealized
 Gain (Loss)                                (0.48)      1.05       0.17       0.84
                                          --------  --------   --------   --------
 Total From Investment Operations           (0.04)      1.39       0.50       1.13
                                          --------  --------   --------   --------
Distributions

 From Net Investment Income                 (0.43)    (0.29)     (0.33)     (0.19)

 From Net Realized Gains                    (0.05)    (0.27)     (0.01)         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.48)    (0.56)     (0.34)     (0.19)
                                          --------  --------   --------   --------
Net Asset Value, End of Period              $11.41    $11.93     $11.10     $10.94
                                          ========  ========   ========   ========

TOTAL RETURN(3)                            (0.46)%    12.77%      4.67%     11.32%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                                0.00%     0.00%      0.00%   0.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                        3.82%     2.94%      3.47%   2.81%(5)

Portfolio Turnover Rate                        20%       18%       123%         2%

Net Assets, End of Period
(in thousands)                             $17,845   $15,736    $10,439     $3,011

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2008      2007       2006    2005(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                         $11.89    $11.07     $10.91     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)              0.38      0.30       0.31       0.17

 Net Realized and Unrealized
 Gain (Loss)                                (0.47)      1.03       0.14       0.91
                                          --------  --------   --------   --------
 Total From Investment Operations           (0.09)      1.33       0.45       1.08
                                          --------  --------   --------   --------
Distributions

 From Net Investment Income                 (0.38)    (0.24)     (0.28)     (0.17)

 From Net Realized Gains                    (0.05)    (0.27)     (0.01)         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.43)    (0.51)     (0.29)     (0.17)
                                          --------  --------   --------   --------
Net Asset Value, End of Period              $11.37    $11.89     $11.07     $10.91
                                          ========  ========   ========   ========

TOTAL RETURN(3)                            (0.93)%    12.20%      4.22%     10.88%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                                0.45%     0.45%      0.45%   0.45%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                        3.37%     2.49%      3.02%   2.36%(5)

Portfolio Turnover Rate                        20%       18%       123%         2%

Net Assets, End of Period
(in thousands)                             $24,384   $19,270     $9,556       $323

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2008      2007       2006    2005(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                         $11.88    $11.06     $10.90     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)              0.39      0.25       0.19       0.24

 Net Realized and Unrealized
 Gain (Loss)                                (0.51)      1.05       0.23       0.82
                                          --------  --------   --------   --------
 Total From Investment Operations           (0.12)      1.30       0.42       1.06
                                          --------  --------   --------   --------
Distributions

 From Net Investment Income                 (0.35)    (0.21)     (0.25)     (0.16)

 From Net Realized Gains                    (0.05)    (0.27)     (0.01)         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.40)    (0.48)     (0.26)     (0.16)
                                          --------  --------   --------   --------
Net Asset Value, End of Period              $11.36    $11.88     $11.06     $10.90
                                          ========  ========   ========   ========

TOTAL RETURN(3)                            (1.19)%    11.92%      4.05%     10.59%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                                0.70%     0.70%      0.70%   0.70%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                        3.12%     2.24%      2.77%   2.11%(5)

Portfolio Turnover Rate                        20%       18%       123%         2%

Net Assets, End of Period
(in thousands)                              $4,165    $3,187       $351        $14

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2020 Portfolio

Investor Class
For a Share Outstanding Throughout the Period Indicated
                                                                     2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $10.00
                                                                    --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                                        0.03

 Net Realized and Unrealized Gain (Loss)                              (0.54)
                                                                    --------
 Total From Investment Operations                                     (0.51)
                                                                    --------
Net Asset Value, End of Period                                         $9.49
                                                                    ========

TOTAL RETURN(3)                                                      (5.10)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(4)                0.20%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets         1.89%(5)

Portfolio Turnover Rate                                                   0%

Net Assets, End of Period (in thousands)                              $1,073

(1) May 30, 2008 (fund inception) through July 31, 2008.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2020 Portfolio

Institutional Class
For a Share Outstanding Throughout the Period Indicated
                                                                     2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $10.00
                                                                    --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                                        0.04

 Net Realized and Unrealized Gain (Loss)                              (0.54)
                                                                    --------
 Total From Investment Operations                                     (0.50)
                                                                    --------
Net Asset Value, End of Period                                         $9.50
                                                                    ========

TOTAL RETURN(3)                                                      (5.00)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(4)                0.00%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets         2.09%(5)

Portfolio Turnover Rate                                                   0%

Net Assets, End of Period (in thousands)                                 $16

(1) May 30, 2008 (fund inception) through July 31, 2008.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2020 Portfolio

Advisor Class
For a Share Outstanding Throughout the Period Indicated
                                                                     2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $10.00
                                                                    --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                                        0.04

 Net Realized and Unrealized Gain (Loss)                              (0.55)
                                                                    --------
 Total From Investment Operations                                     (0.51)
                                                                    --------
Net Asset Value, End of Period                                         $9.49
                                                                    ========

TOTAL RETURN(3)                                                      (5.10)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(4)                0.45%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets         1.64%(5)

Portfolio Turnover Rate                                                   0%

Net Assets, End of Period (in thousands)                                  $6

(1) May 30, 2008 (fund inception) through July 31, 2008.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2020 Portfolio

R Class
For a Share Outstanding Throughout the Period Indicated
                                                                     2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $10.00
                                                                    --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                                        0.03

 Net Realized and Unrealized Gain (Loss)                              (0.54)
                                                                    --------
 Total From Investment Operations                                     (0.51)
                                                                    --------
Net Asset Value, End of Period                                         $9.49
                                                                    ========

TOTAL RETURN(3)                                                      (5.10)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(4)                0.70%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets         1.39%(5)

Portfolio Turnover Rate                                                   0%

Net Assets, End of Period (in thousands)                                  $6

(1) May 30, 2008 (fund inception) through July 31, 2008.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2008      2007       2006    2005(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                         $12.35    $11.49     $11.21     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)              0.42      0.28       0.34       0.18

 Net Realized and Unrealized
 Gain (Loss)                                (0.69)      1.34       0.27       1.17
                                          --------  --------   --------   --------
 Total From Investment Operations           (0.27)      1.62       0.61       1.35
                                          --------  --------   --------   --------
Distributions

 From Net Investment Income                 (0.40)    (0.24)     (0.31)     (0.14)

 From Net Realized Gains                    (0.05)    (0.52)     (0.02)         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.45)    (0.76)     (0.33)     (0.14)
                                          --------  --------   --------   --------
Net Asset Value, End of Period              $11.63    $12.35     $11.49     $11.21
                                          ========  ========   ========   ========

TOTAL RETURN(3)                            (2.39)%    14.45%      5.48%     13.57%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                                0.20%     0.20%      0.20%   0.20%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                        3.40%     2.34%      2.98%   2.08%(5)

Portfolio Turnover Rate                        18%       18%       120%         2%

Net Assets, End of Period
(in thousands)                            $215,024  $174,984   $112,202    $53,285

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2008      2007       2006    2005(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                         $12.37    $11.51     $11.23     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)              0.43      0.31       0.37       0.27

 Net Realized and Unrealized
 Gain (Loss)                                (0.69)      1.34       0.26       1.11
                                          --------  --------   --------   --------
 Total From Investment Operations           (0.26)      1.65       0.63       1.38
                                          --------  --------   --------   --------
Distributions

 From Net Investment Income                 (0.42)    (0.27)     (0.33)     (0.15)

 From Net Realized Gains                    (0.05)    (0.52)     (0.02)         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.47)    (0.79)     (0.35)     (0.15)
                                          --------  --------   --------   --------
Net Asset Value, End of Period              $11.64    $12.37     $11.51     $11.23
                                          ========  ========   ========   ========

TOTAL RETURN(3)                            (2.27)%    14.67%      5.77%     13.74%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                                0.00%     0.00%      0.00%   0.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                        3.60%     2.54%      3.18%   2.28%(5)

Portfolio Turnover Rate                        18%       18%       120%         2%

Net Assets, End of Period
(in thousands)                             $44,611   $44,250    $31,399    $21,458

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2008      2007       2006    2005(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                         $12.34    $11.48     $11.19     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)              0.35      0.26       0.29       0.12

 Net Realized and Unrealized
 Gain (Loss)                                (0.66)      1.33       0.30       1.20
                                          --------  --------   --------   --------
 Total From Investment Operations           (0.31)      1.59       0.59       1.32
                                          --------  --------   --------   --------
Distributions

 From Net Investment Income                 (0.37)    (0.21)     (0.28)     (0.13)

 From Net Realized Gains                    (0.05)    (0.52)     (0.02)         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.42)    (0.73)     (0.30)     (0.13)
                                          --------  --------   --------   --------
Net Asset Value, End of Period              $11.61    $12.34     $11.48     $11.19
                                          ========  ========   ========   ========

TOTAL RETURN(3)                            (2.73)%    14.17%      5.30%     13.28%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                                0.45%     0.45%      0.45%   0.45%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                        3.15%     2.09%      2.73%   1.83%(5)

Portfolio Turnover Rate                        18%       18%       120%         2%

Net Assets, End of Period
(in thousands)                             $28,073   $17,076     $7,404       $388

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2008      2007       2006    2005(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                         $12.32    $11.46     $11.18     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)              0.36      0.22       0.19       0.15

 Net Realized and Unrealized
 Gain (Loss)                                (0.70)      1.34       0.36       1.15
                                          --------  --------   --------   --------
 Total From Investment Operations           (0.34)      1.56       0.55       1.30
                                          --------  --------   --------   --------
Distributions

 From Net Investment Income                 (0.33)    (0.18)     (0.25)     (0.12)

 From Net Realized Gains                    (0.05)    (0.52)     (0.02)         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.38)    (0.70)     (0.27)     (0.12)
                                          --------  --------   --------   --------
Net Asset Value, End of Period              $11.60    $12.32     $11.46     $11.18
                                          ========  ========   ========   ========

TOTAL RETURN(3)                            (2.90)%    13.90%      4.95%     13.10%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                                0.70%     0.70%      0.70%   0.70%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                        2.90%     1.84%      2.48%   1.58%(5)

Portfolio Turnover Rate                        18%       18%       120%         2%

Net Assets, End of Period
(in thousands)                              $2,746    $1,378       $545        $65

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2030 Portfolio

Investor Class
For a Share Outstanding Throughout the Period Indicated
                                                                     2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $10.00
                                                                    --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                                        0.02

 Net Realized and Unrealized Gain (Loss)                              (0.63)
                                                                    --------
 Total From Investment Operations                                     (0.61)
                                                                    --------
Net Asset Value, End of Period                                         $9.39
                                                                    ========

TOTAL RETURN(3)                                                      (6.10)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(4)                0.20%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets         1.49%(5)

Portfolio Turnover Rate                                                   4%

Net Assets, End of Period (in thousands)                                $626

(1) May 30, 2008 (fund inception) through July 31, 2008.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2030 Portfolio

Institutional Class
For a Share Outstanding Throughout the Period Indicated
                                                                     2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $10.00
                                                                    --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                                        0.04

 Net Realized and Unrealized Gain (Loss)                              (0.64)
                                                                    --------
 Total From Investment Operations                                     (0.60)
                                                                    --------
Net Asset Value, End of Period                                         $9.40
                                                                    ========

TOTAL RETURN(3)                                                      (6.00)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(4)                0.00%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets         1.69%(5)

Portfolio Turnover Rate                                                   4%

Net Assets, End of Period (in thousands)                                  $6

(1) May 30, 2008 (fund inception) through July 31, 2008.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2030 Portfolio

Advisor Class
For a Share Outstanding Throughout the Period Indicated
                                                                     2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $10.00
                                                                    --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                                        0.03

 Net Realized and Unrealized Gain (Loss)                              (0.64)
                                                                    --------
 Total From Investment Operations                                     (0.61)
                                                                    --------
Net Asset Value, End of Period                                         $9.39
                                                                    ========

TOTAL RETURN(3)                                                      (6.10)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(4)                0.45%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets         1.24%(5)

Portfolio Turnover Rate                                                   4%

Net Assets, End of Period (in thousands)                                  $6

(1) May 30, 2008 (fund inception) through July 31, 2008.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2030 Portfolio

R Class
For a Share Outstanding Throughout the Period Indicated
                                                                     2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $10.00
                                                                    --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                                        0.02

 Net Realized and Unrealized Gain (Loss)                              (0.63)
                                                                    --------
 Total From Investment Operations                                     (0.61)
                                                                    --------
Net Asset Value, End of Period                                         $9.39
                                                                    ========

TOTAL RETURN(3)                                                      (6.10)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(4)                0.70%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets         0.99%(5)

Portfolio Turnover Rate                                                   4%

Net Assets, End of Period (in thousands)                                  $6

(1) May 30, 2008 (fund inception) through July 31, 2008.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2008      2007       2006    2005(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                         $13.09    $11.85     $11.43     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)              0.41      0.24       0.31       0.17

 Net Realized and Unrealized
 Gain (Loss)                                (0.95)      1.71       0.42       1.39
                                          --------  --------   --------   --------
 Total From Investment Operations           (0.54)      1.95       0.73       1.56
                                          --------  --------   --------   --------
Distributions

 From Net Investment Income                 (0.40)    (0.19)     (0.30)     (0.13)

 From Net Realized Gains                    (0.05)    (0.52)     (0.01)         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.45)    (0.71)     (0.31)     (0.13)
                                          --------  --------   --------   --------
Net Asset Value, End of Period              $12.10    $13.09     $11.85     $11.43
                                          ========  ========   ========   ========

TOTAL RETURN(3)                            (4.33)%    16.86%      6.45%     15.71%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                                0.20%     0.20%      0.20%   0.20%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                        3.19%     1.87%      2.61%   1.62%(5)

Portfolio Turnover Rate                        16%       23%       141%         3%

Net Assets, End of Period
(in thousands)                            $128,815   $91,220    $52,206    $21,537

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2008      2007       2006    2005(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                         $13.11    $11.87     $11.45     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)              0.44      0.26       0.30       0.16

 Net Realized and Unrealized
 Gain (Loss)                                (0.95)      1.72       0.45       1.43
                                          --------  --------   --------   --------
 Total From Investment Operations           (0.51)      1.98       0.75       1.59
                                          --------  --------   --------   --------
Distributions

 From Net Investment Income                 (0.43)    (0.22)     (0.32)     (0.14)

 From Net Realized Gains                    (0.05)    (0.52)     (0.01)         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.48)    (0.74)     (0.33)     (0.14)
                                          --------  --------   --------   --------
Net Asset Value, End of Period              $12.12    $13.11     $11.87     $11.45
                                          ========  ========   ========   ========

TOTAL RETURN(3)                            (4.13)%    17.07%      6.66%     15.98%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                                0.00%     0.00%      0.00%   0.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                        3.39%     2.07%      2.81%   1.82%(5)

Portfolio Turnover Rate                        16%       23%       141%         3%

Net Assets, End of Period
(in thousands)                             $24,120   $22,314    $11,104     $3,435

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                             2008       2007       2006    2005(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                        $13.08     $11.83     $11.42     $10.00
                                         --------   --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)             0.35       0.21       0.26       0.11

 Net Realized and Unrealized
 Gain (Loss)                               (0.92)       1.72       0.43       1.44
                                         --------   --------   --------   --------
 Total From Investment Operations          (0.57)       1.93       0.69       1.55
                                         --------   --------   --------   --------
Distributions

 From Net Investment Income                (0.37)     (0.16)     (0.27)     (0.13)

 From Net Realized Gains                   (0.05)     (0.52)     (0.01)         --
                                         --------   --------   --------   --------
 Total Distributions                       (0.42)     (0.68)     (0.28)     (0.13)
                                         --------   --------   --------   --------
Net Asset Value, End of Period             $12.09     $13.08     $11.83     $11.42
                                         ========   ========   ========   ========

TOTAL RETURN(3)                           (4.58)%     16.67%      6.10%     15.53%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets(4)                       0.45%      0.45%      0.45%   0.45%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                       2.94%      1.62%      2.36%   1.37%(5)

Portfolio Turnover Rate                       16%        23%       141%         3%

Net Assets, End of Period
(in thousands)                            $19,145    $13,378     $5,224       $113

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                             2008       2007       2006    2005(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                        $13.06     $11.82     $11.40     $10.00
                                         --------   --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)             0.43       0.18       0.16       0.22

 Net Realized and Unrealized
 Gain (Loss)                               (1.03)       1.71       0.51       1.30
                                         --------   --------   --------   --------
 Total From Investment Operations          (0.60)       1.89       0.67       1.52
                                         --------   --------   --------   --------
Distributions

 From Net Investment Income                (0.34)     (0.13)     (0.24)     (0.12)

 From Net Realized Gains                   (0.05)     (0.52)     (0.01)         --
                                         --------   --------   --------   --------
 Total Distributions                       (0.39)     (0.65)     (0.25)     (0.12)
                                         --------   --------   --------   --------
Net Asset Value, End of Period             $12.07     $13.06     $11.82     $11.40
                                         ========   ========   ========   ========

TOTAL RETURN(3)                           (4.84)%     16.30%      5.93%     15.24%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets(4)                       0.70%      0.70%      0.70%   0.70%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                       2.69%      1.37%      2.11%   1.12%(5)

Portfolio Turnover Rate                       16%        23%       141%         3%

Net Assets, End of Period
(in thousands)                             $2,178       $975       $296         $6

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2040 Portfolio

Investor Class
For a Share Outstanding Throughout the Period Indicated
                                                                     2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $10.00
                                                                    --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                                        0.01

 Net Realized and Unrealized Gain (Loss)                              (0.72)
                                                                    --------
 Total From Investment Operations                                     (0.71)
                                                                    --------
Net Asset Value, End of Period                                         $9.29
                                                                    ========

TOTAL RETURN(3)                                                      (7.10)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(4)                0.20%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets         1.10%(5)

Portfolio Turnover Rate                                                   3%

Net Assets, End of Period (in thousands)                                $831

(1) May 30, 2008 (fund inception) through July 31, 2008.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2040 Portfolio

Institutional Class
For a Share Outstanding Throughout the Period Indicated
                                                                     2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $10.00
                                                                    --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                                        0.03

 Net Realized and Unrealized Gain (Loss)                              (0.74)
                                                                    --------
 Total From Investment Operations                                     (0.71)
                                                                    --------
Net Asset Value, End of Period                                         $9.29
                                                                    ========

TOTAL RETURN(3)                                                      (7.10)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(4)                0.00%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets         1.30%(5)

Portfolio Turnover Rate                                                   3%

Net Assets, End of Period (in thousands)                                  $6

(1) May 30, 2008 (fund inception) through July 31, 2008.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2040 Portfolio

Advisor Class
For a Share Outstanding Throughout the Period Indicated
                                                                     2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $10.00
                                                                    --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                                        0.02

 Net Realized and Unrealized Gain (Loss)                              (0.73)
                                                                    --------
 Total From Investment Operations                                     (0.71)
                                                                    --------
Net Asset Value, End of Period                                         $9.29
                                                                    ========

TOTAL RETURN(3)                                                      (7.10)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(4)                0.45%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets         0.85%(5)

Portfolio Turnover Rate                                                   3%

Net Assets, End of Period (in thousands)                                  $6

(1) May 30, 2008 (fund inception) through July 31, 2008.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2040 Portfolio

R Class
For a Share Outstanding Throughout the Period Indicated
                                                                     2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $10.00
                                                                    --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                                        0.02

 Net Realized and Unrealized Gain (Loss)                              (0.74)
                                                                    --------
 Total From Investment Operations                                     (0.72)
                                                                    --------
Net Asset Value, End of Period                                         $9.28
                                                                    ========

TOTAL RETURN(3)                                                      (7.20)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(4)                0.70%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets         0.60%(5)

Portfolio Turnover Rate                                                   3%

Net Assets, End of Period (in thousands)                                  $6

(1) May 30, 2008 (fund inception) through July 31, 2008.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2008      2007       2006    2005(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                         $13.40    $11.96     $11.54     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)              0.42      0.22       0.31       0.12

 Net Realized and Unrealized
 Gain (Loss)                                (1.12)      1.92       0.46       1.56
                                          --------  --------   --------   --------
 Total From Investment Operations           (0.70)      2.14       0.77       1.68
                                          --------  --------   --------   --------
Distributions

 From Net Investment Income                 (0.41)    (0.17)     (0.32)     (0.14)

 From Net Realized Gains                    (0.05)    (0.53)     (0.03)         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.46)    (0.70)     (0.35)     (0.14)
                                          --------  --------   --------   --------
Net Asset Value, End of Period              $12.24    $13.40     $11.96     $11.54
                                          ========  ========   ========   ========

TOTAL RETURN(3)                            (5.53)%    18.23%      6.76%     16.86%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                                0.20%     0.20%      0.20%   0.20%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                        3.19%     1.62%      2.62%   1.83%(5)

Portfolio Turnover Rate                        18%       25%       137%        17%

Net Assets, End of Period
(in thousands)                             $72,649   $48,229    $22,437     $7,465

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2008      2007       2006    2005(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                         $13.42    $11.98     $11.56     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)              0.44      0.23       0.35       0.25

 Net Realized and Unrealized
 Gain (Loss)                                (1.12)      1.93       0.44       1.45
                                          --------  --------   --------   --------
 Total From Investment Operations           (0.68)      2.16       0.79       1.70
                                          --------  --------   --------   --------
Distributions

 From Net Investment Income                 (0.44)    (0.19)     (0.34)     (0.14)

 From Net Realized Gains                    (0.05)    (0.53)     (0.03)         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.49)    (0.72)     (0.37)     (0.14)
                                          --------  --------   --------   --------
Net Asset Value, End of Period              $12.25    $13.42     $11.98     $11.56
                                          ========  ========   ========   ========

TOTAL RETURN(3)                            (5.40)%    18.44%      6.96%     17.11%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                                0.00%     0.00%      0.00%   0.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                        3.39%     1.82%      2.82%   2.03%(5)

Portfolio Turnover Rate                        18%       25%       137%        17%

Net Assets, End of Period
(in thousands)                             $31,054   $28,483    $13,397     $7,181

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2008      2007       2006    2005(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                         $13.38    $11.94     $11.53     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)              0.39      0.18       0.20       0.07

 Net Realized and Unrealized
 Gain (Loss)                                (1.13)      1.92       0.53       1.59
                                          --------  --------   --------   --------
 Total From Investment Operations           (0.74)      2.10       0.73       1.66
                                          --------  --------   --------   --------
Distributions

 From Net Investment Income                 (0.37)    (0.13)     (0.29)     (0.13)

 From Net Realized Gains                    (0.05)    (0.53)     (0.03)         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.42)    (0.66)     (0.32)     (0.13)
                                          --------  --------   --------   --------
Net Asset Value, End of Period              $12.22    $13.38     $11.94     $11.53
                                          ========  ========   ========   ========

TOTAL RETURN(3)                            (5.78)%    17.96%      6.51%     16.57%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                                0.45%     0.45%      0.45%   0.45%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                        2.94%     1.37%      2.37%   1.58%(5)

Portfolio Turnover Rate                        18%       25%       137%        17%

Net Assets, End of Period
(in thousands)                             $11,411    $9,091     $4,177       $380

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2008      2007       2006    2005(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                         $13.36    $11.93     $11.51     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(2)              0.38      0.12       0.12       0.18

 Net Realized and Unrealized
 Gain (Loss)                                (1.14)      1.94       0.59       1.45
                                          --------  --------   --------   --------
 Total From Investment Operations           (0.76)      2.06       0.71       1.63
                                          --------  --------   --------   --------
Distributions

 From Net Investment Income                 (0.34)    (0.10)     (0.26)     (0.12)

 From Net Realized Gains                    (0.05)    (0.53)     (0.03)         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.39)    (0.63)     (0.29)     (0.12)
                                          --------  --------   --------   --------
Net Asset Value, End of Period              $12.21    $13.36     $11.93     $11.51
                                          ========  ========   ========   ========

TOTAL RETURN(3)                            (5.96)%    17.58%      6.24%     16.38%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                                0.70%     0.70%      0.70%   0.70%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                        2.69%     1.12%      2.12%   1.33%(5)

Portfolio Turnover Rate                        18%       25%       137%        17%

Net Assets, End of Period
(in thousands)                              $1,403      $753       $165         $6

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2050 Portfolio

Investor Class
For a Share Outstanding Throughout the Period Indicated
                                                                     2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $10.00
                                                                    --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                                        0.02

 Net Realized and Unrealized Gain (Loss)                              (0.79)
                                                                    --------
 Total From Investment Operations                                     (0.77)
                                                                    --------
Net Asset Value, End of Period                                         $9.23
                                                                    ========

TOTAL RETURN(3)                                                      (7.70)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(4)                0.20%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets         1.16%(5)

Portfolio Turnover Rate                                                   3%

Net Assets, End of Period (in thousands)                                $464

(1) May 30, 2008 (fund inception) through July 31, 2008.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2050 Portfolio

Institutional Class
For a Share Outstanding Throughout the Period Indicated
                                                                     2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $10.00
                                                                    --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                                        0.03

 Net Realized and Unrealized Gain (Loss)                              (0.80)
                                                                    --------
 Total From Investment Operations                                     (0.77)
                                                                    --------
Net Asset Value, End of Period                                         $9.23
                                                                    ========

TOTAL RETURN(3)                                                      (7.70)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(4)                0.00%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets         1.36%(5)

Portfolio Turnover Rate                                                   3%

Net Assets, End of Period (in thousands)                                  $6

(1) May 30, 2008 (fund inception) through July 31, 2008.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2050 Portfolio

Advisor Class
For a Share Outstanding Throughout the Period Indicated
                                                                     2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $10.00
                                                                    --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                                        0.02

 Net Realized and Unrealized Gain (Loss)                              (0.79)
                                                                    --------
 Total From Investment Operations                                     (0.77)
                                                                    --------
Net Asset Value, End of Period                                         $9.23
                                                                    ========

TOTAL RETURN(3)                                                      (7.70)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(4)                0.45%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets         0.91%(5)

Portfolio Turnover Rate                                                   3%

Net Assets, End of Period (in thousands)                                  $6

(1) May 30, 2008 (fund inception) through July 31, 2008.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2050 Portfolio

R Class
For a Share Outstanding Throughout the Period Indicated
                                                                     2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $10.00
                                                                    --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                                        0.02

 Net Realized and Unrealized Gain (Loss)                              (0.80)
                                                                    --------
 Total From Investment Operations                                     (0.78)
                                                                    --------
Net Asset Value, End of Period                                         $9.22
                                                                    ========

TOTAL RETURN(3)                                                      (7.80)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(4)                0.70%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets         0.66%(5)

Portfolio Turnover Rate                                                   3%

Net Assets, End of Period (in thousands)                                  $6

(1) May 30, 2008 (fund inception) through July 31, 2008.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders,
American Century Asset Allocation Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of LIVESTRONG Income Portfolio,
LIVESTRONG 2015 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2035 Portfolio
and LIVESTRONG 2045 Portfolio, five of the portfolios constituting American
Century Asset Allocation Portfolios, Inc. (the "Corporation"), as of July 31,
2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period August 31, 2004 (commencement of operations) through July 31, 2005. We have also audited the accompanying statements of assets and liabilities, including the schedules of investments, of LIVESTRONG 2020 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2040
Portfolio and LIVESTRONG 2050 Portfolio, four of the portfolios constituting the Corporation, as of July 31, 2008, and the related statements of operations, statements of changes in net assets, and the financial highlights for the period May 30, 2008 (commencement of operations) through July 31,
2008. These financial statements and financial highlights are the responsibility of the Corporation's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Corporation is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the
Corporation's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of
July 31, 2008, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio,
LIVESTRONG 2020 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2030
Portfolio, LIVESTRONG 2035 Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG
2045 Portfolio and LIVESTRONG 2050 Portfolio of American Century Asset
Allocation Portfolios, Inc. as of July 31, 2008, the results of their operations for the periods presented, the changes in their net assets for the periods presented, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
September 16, 2008

------

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as directors and/or officers of, or ownership interest in,
American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM or the advisor); the funds'
principal underwriter, American Century Investment Services, Inc. (ACIS); and
the funds' transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The directors serve in this capacity for seven registered investment companies in the American
Century Investments family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies in the American Century Investments family of funds advised by ACIM or American Century Global Investment
Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INTERESTED DIRECTORS

JAMES E. STOWERS, JR., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUNDS: Director (since 1958) and Vice Chairman (since
2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Co-Chairman, Director
and Controlling Shareholder, ACC; Co-Vice Chairman, ACC (January 2005 to
February 2007); Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 70
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUNDS: Director (since 2007) and President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM,
ACGIM, ACIS and other ACC subsidiaries. Managing Director, Morgan Stanley
(March 2000 to November 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 111
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

------

INDEPENDENT DIRECTORS

THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUNDS: Director (since 1980)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Member, Associated
Investments, LLC (real estate investment company); Managing Member, Brown
Cascade Properties, LLC (real estate investment company); Retired, Area Vice
President, Applied Industrial Technologies (bearings and power transmission company)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 70
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director (since 1997)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Advisor to the
President, Midwest Research Institute (not-for-profit, contract research organization)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 70
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1942
POSITION(S) HELD WITH FUNDS: Director (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, Plaza Belmont LLC
(private equity fund manager); Chief Financial Officer, Plaza Belmont LLC
(September 1999 to September 2006)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 70
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Saia, Inc. and Entertainment
Properties Trust

DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUNDS: Director (since 1995) and Chairman of the Board
(since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman and Chief Executive
Officer, Western Investments, Inc. (real estate company); Retired Chairman of the Board, Butler Manufacturing Company (metal buildings producer)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 70
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUNDS: Director (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive
Officer and Founder, Sayers40, Inc., (technology products and services provider)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 70
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director (since 1994)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, Sprint Corporation (telecommunications company)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 70
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.

------

JOHN R. WHITTEN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUNDS: Director (since 2008)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Project Consultant, Celanese
Corp. (industrial chemical company) (September 2004 to January 2005); Chief
Financial Officer, Vice President and Treasurer, Applied Industrial
Technologies, Inc. (bearings and power transmission company) (1995 to 2003)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 70
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director and Chairman of the Audit
Committee, Rudolph Technologies, Inc.

OFFICERS

BARRY FINK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUNDS: Executive Vice President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and
Executive Vice President, ACC (September 2007 to present); President, ACS
(October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007);
Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as:
Director, ACC, ACS, ACIS and other ACC subsidiaries

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century Investments funds (July 2000 to August 2006). Also serves as: Senior
Vice President, ACS

CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney, ACC (February 1994 to
present); Vice President, ACC (November 2005 to present); General Counsel, ACC
(March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February
2000 to present) and Controller, various American Century Investments funds
(1997 to September 2006)

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUNDS: Tax Officer (since 1998)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

The SAI has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

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APPROVAL OF MANAGEMENT AGREEMENTS
LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2025
Portfolio, LIVESTRONG 2035 Portfolio and LIVESTRONG 2045 Portfolio

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century Investments, this process is referred to as the
"15(c) Process." As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning LIVESTRONG Income Portfolio, LIVESTRONG
2015 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2035 Portfolio and
LIVESTRONG 2045 Portfolio (the "funds") and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds;

* reports on the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

* information about the compliance policies, procedures, and regulatory experience of the advisor;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The board also had the benefit of the advice of its independent counsel throughout the period.

------

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. In connection with their review of the funds, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of the services provided by the advisor have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided to the funds is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments and liquidity. In evaluating investment performance, the board expects the advisor to manage the funds in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems

------

to conduct their business. At each quarterly meeting the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. The Directors also review detailed performance information during the 15(c) Process comparing the funds' performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. LIVESTRONG Income Portfolio's, LIVESTRONG
2035 Portfolio's and LIVESTRONG 2045 Portfolio's performance for both the one-
and three-year periods was above the median for their peer groups. LIVESTRONG
2015 Portfolio's and LIVESTRONG 2025 Portfolio's performance was above the median for their peer groups for the one-year period and below the median for the three-year period.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board concluded that the advisor's profits were reasonable in light of the services provided to the funds.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically.
They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing

------

economies of scale through its competitive fee structure, fee breakpoints as the funds increase in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The funds invest their non-cash assets entirely in other American Century Investments funds. The funds do not pay an investment advisor fee to the advisor. Rather, each fund indirectly bears its pro rata share of the expenses incurred by the underlying funds and the
Investor, Advisor, and R Classes pay the advisor a 0.20% administrative fee.
Each of the underlying funds pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds'
independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group.

The unified fee charged to shareholders of LIVESTRONG Income Portfolio was below the median of the total expense ratios of its peer group. All other funds' expenses were above the median of the total expense ratios of their respective peer groups. The board concluded that the management fee paid by the funds to the advisor was reasonable in light of the services provided to the funds.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The
Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The
Directors noted that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the

------

fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the funds to determine breakpoints in the funds' fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the board, including all of the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

------

APPROVAL OF MANAGEMENT AGREEMENTS
LIVESTRONG 2020 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2040
Portfolio and LIVESTRONG 2050 Portfolio

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period. At a meeting held March 5, 2008, the Directors unanimously approved the initial management agreement for LIVESTRONG 2020
Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2040 Portfolio and LIVESTRONG
2050 Portfolio (the "funds").

In advance of the board's consideration, the advisor provided information concerning the funds. The materials circulated in advance of the meeting and the discussions held at the meeting detailed the investment objective and strategy proposed to be utilized by the advisor, the funds' characteristics and key attributes, the rationale for launching the funds, the experience of the staff designated to manage the funds, the proposed pricing, and the markets in which the funds would be sold.

Because the funds do not feature tactical allocation advice, none of the share classes have a management fee. Instead the Investor, Advisor and R class shares have a 20 basis point administrative fee. The administrative fee, with the unified fees on investments in the underlying funds, compensates the advisor for the operating costs of the funds. Underlying fees and expenses will vary from time to time due to changes in the management fees of the underlying funds, as well as the weightings of the underlying funds hold in the portfolios.

American Century Investments' funds utilize a unified management fee structure. Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The advisor and board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies.

When considering the approval of the management agreements for the funds, the board considered the entrepreneurial risk that the advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the advisor will assume a substantial part of the start-up costs of the funds and the risk that the funds will grow to a level that will become profitable to the advisor. The board considered the position that the funds would take in the line up of the
American Century Investments' family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the directors' familiarity with the advisor. The board oversees and evaluates on a continuous basis the nature and quality of all services the advisor performs for other funds within the American Century
Investments' complex. As such, the directors have confidence in the advisor's integrity and competence in providing services to funds.

------

In their deliberations, the board did not identify any particular information that was all-important or controlling, and each director attributed different weights to various factors. However, based on their evaluation of all material factors and assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the overall arrangements between the funds and the advisor, as provided in the management agreement, were fair and reasonable in light of the services to be performed and should be approved.

------

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

------

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP NON-US WORLD GOVERNMENT BOND INDEX is based on the Citigroup
World Bond Index, and excludes issues denominated in U.S. dollars. The index measures the total return of government securities in major sectors of the international bond market.

The CITIGROUP US BROAD INVESTMENT-GRADE (BIG) BOND INDEX is a market-
capitalization-weighted index that includes fixed-rate Treasury, government-
sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (EMERGING MARKETS) INDEX represents the performance of stocks in global emerging market countries.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 3000® INDEX measures the performance of the 3,000 largest U.S.
companies based on total market capitalization, which represents approximately
98% of the investable U.S. equity market.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

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NOTES

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NOTES

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NOTES

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[back cover]

[american century investments logo and text logo]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . .        1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE . . . . . . . . . . . .        1-800-345-2021 or
                                                                816-531-5575
BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS . . . . . . . . . . . . . . . . . . . .        1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES . . . . . .        1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . .        1-800-634-4113

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0809
CL-ANN-61591N

[front cover]

ANNUAL REPORT
JULY 31, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

ONE CHOICE PORTFOLIO®: VERY CONSERVATIVE
ONE CHOICE PORTFOLIO®: CONSERVATIVE
ONE CHOICE PORTFOLIO®: MODERATE
ONE CHOICE PORTFOLIO®: AGGRESSIVE
ONE CHOICE PORTFOLIO®: VERY AGGRESSIVE

PRESIDENT'S LETTER

[photo of Jonathan Thomas]

JONATHAN THOMAS

Dear Investor,

At American Century Investments®, we are committed to helping you reach your financial goals. Your success is the ultimate measure of our performance.
That's why we focus on achieving superior investment results and building long-term relationships with investors like you.

Part of that relationship is to clearly communicate investment results and what influenced them. To help you monitor your investment with us, we take pride in providing you with the annual report for the American Century® One
Choice Portfolios® for the 12 months ended July 31, 2008. We also recommend
americancentury.com, where we provide company news, quarterly portfolio commentaries, investment views, and other useful information.

As noted on the website, 2008 marks the 50th anniversary of American Century
Investments. Since 1958, we've worked to make wise decisions with your interests as our guide. Fifty years also means that we've met the challenges of previous economic downturns. As we've crossed those hurdles and earned your trust, growth in our assets under management has positioned us in the top 5%
of our industry. This growth has given us the resources to offer a wide array of financial products and services, including a well-diversified lineup of portfolios that provides you with many choices in these uncertain times.

Though our offerings are diverse, they share several key qualities, including our disciplined investment approach and active, team-based management. Strict adherence to our processes and long-term strategies allows us to stay focused during volatile periods. Investors in our portfolios also benefit from the sum of our investment teams' expertise as they share research and information.

We'll continue to work hard to earn your trust. Thank you for your continued
support.

Sincerely,

/s/Jonathan S. Thomas
Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

TABLE OF CONTENTS

ONE CHOICE PORTFOLIOS

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century Investments disclaims any responsibility to update such opinions.
These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments' knowledge, such information is accurate at the time of printing.

PERFORMANCE
One Choice Portfolios

Total Returns as of July 31, 2008
                                                      Average Annual
                                                          Returns
                                            1 year         Since        Inception
                                                         Inception         Date

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE
-- INVESTOR CLASS                             2.91%        4.90%         9/30/04

ONE CHOICE PORTFOLIO: CONSERVATIVE --
INVESTOR CLASS                                0.18%        5.96%         9/30/04

ONE CHOICE PORTFOLIO: MODERATE --
INVESTOR CLASS                               -2.37%        7.78%         9/30/04

ONE CHOICE PORTFOLIO: AGGRESSIVE --
INVESTOR CLASS                               -3.97%        9.12%         9/30/04

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE --
INVESTOR CLASS                               -6.63%        9.90%         9/30/04

RUSSELL 3000 INDEX(1)                       -10.32%        6.11%            --

CITIGROUP US BROAD INVESTMENT-GRADE BOND
INDEX                                         6.72%        4.28%            --

(1) Data provided by Lipper Inc. -- A Reuters Company. © 2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The Russell 3000 Index represents approximately 98% of investable U.S. equity market and provides a broad measure of equity performance. The Citigroup US
Broad Investment-Grade Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only.
None of the indices are intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the portfolio's asset allocations as of July
31, 2008.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio's asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The funds' total returns include operating expenses that reduce returns, while the total returns of the indices do not.

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2

One Choice Portfolios

Growth of $10,000 Over Life of One Choice Portfolio: Very Conservative
$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of One Choice Portfolio: Conservative
$10,000 investment made September 30, 2004

$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio's asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The funds' total returns include operating expenses that reduce returns, while the total returns of the indices do not.

------
3

One Choice Portfolios

Growth of $10,000 Over Life of One Choice Portfolio: Moderate
$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of One Choice Portfolio: Aggressive
$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio's asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The funds' total returns include operating expenses that reduce returns, while the total returns of the indices do not.

------
4

One Choice Portfolios

Growth of $10,000 Over Life of One Choice Portfolio: Very Aggressive
$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

One-Year Returns Over Life of Class
Periods ended July 31
                                                  2005*    2006    2007     2008

One Choice Portfolio: Very Conservative --
Investor Class                                     5.43%   3.27%   7.23%     2.91%

One Choice Portfolio: Conservative -- Investor
Class                                              8.08%   4.45%  10.41%     0.18%

One Choice Portfolio: Moderate -- Investor
Class                                             11.71%   6.68%  14.56%    -2.37%

One Choice Portfolio: Aggressive -- Investor
Class                                             13.61%   7.84%  18.78%    -3.97%

One Choice Portfolio: Very Aggressive --
Investor Class                                    15.81%   9.00%  21.87%    -6.63%

Russell 3000 Index                                14.67%   5.14%  16.08%   -10.32%

Citigroup US Broad Investment-Grade Bond Index     2.72%   1.47%   5.55%     6.72%

*From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio's asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The funds' total returns include operating expenses that reduce returns, while the total returns of the indices do not.

-----
5

PORTFOLIO COMMENTARY
One Choice Portfolios

Portfolio Managers: Jeff Tyler and Irina Torelli

PERFORMANCE SUMMARY

The five One Choice Portfolios produced mixed results for the 12 months ended
July 31, 2008, reflecting the sharp decline in stock markets around the globe and solid gains in the bond market. Returns ranged from 2.91% for One Choice
Portfolio: Very Conservative (which has the largest weighting in bond funds)
to -6.63% for One Choice Portfolio: Very Aggressive (which invests nearly all of its assets in stock funds). See pages 2-5 for more detailed performance information.

Because of the Portfolios' strategic exposure to the various asset classes, a review of the financial markets helps explain much of their performance.

STOCK MARKET REVIEW

The broad U.S. equity indexes suffered double-digit declines for the 12-month period in an environment of exceptionally high market volatility. One of the main factors contributing to the stock market chaos was a meltdown in the subprime mortgage market, which led to a persistent liquidity crunch in the credit markets. The fallout included hundreds of billions of dollars in mortgage- and credit-related losses, hobbling the financial sector.

The credit turmoil had a negative impact on the U.S. economy, which teetered on the brink of recession amid a deteriorating housing market, rising unemployment, and weaker consumer spending. The Federal Reserve (the Fed)
attempted to provide some stability to the economy and financial system by cutting short-term interest rates aggressively and injecting liquidity into the credit markets. However, the Fed's game plan was complicated by surging energy and food prices, which led to the highest year-over-year inflation rate in 17 years.

Other than uneven but noteworthy rallies in the fall of 2007 and the spring of
2008, the stock market sustained its downward trajectory throughout the
12-month period. Losses were most severe in the first three months of 2008, when the broad stock indexes suffered their worst quarterly performance in nearly six years. As the accompanying table shows, small-cap stocks held up the best overall, outpacing their large- and mid-cap counterparts, while growth-oriented issues outperformed value shares by a wide margin across all market capitalizations.

Mirroring the domestic equity market, foreign stocks also declined markedly amid a global economic slowdown, growing credit market woes, and rising inflation. Even rapidly growing economies such as China and India experienced a slowdown in economic activity, which put additional pressure on stocks worldwide as investors priced in an expected deceleration in corporate profit growth. Emerging markets were the best performers, led by strong returns in
Latin America. Among developed

Market Index Total Returns
For the 12 months ended July 31, 2008

U.S. STOCKS

Russell 1000 (Large-Cap)                               -10.62%

Russell Midcap                                         -10.10%

Russell 2000 (Small-Cap)                                -6.71%

INTERNATIONAL STOCKS

MSCI EAFE (Europe, Australasia, Far East) Index        -12.19%

MSCI EM (Emerging Markets) Index                        -4.09%

U.S. FIXED INCOME

Citigroup US Broad Investment-Grade Bond Index           6.72%

10-Year U.S. Treasury Note                              10.11%

90-Day U.S. Treasury Bill                                3.40%

INTERNATIONAL BONDS

Citigroup Non-US World Government Bond Index            15.10%

------
6

One Choice Portfolios
markets, Pacific Rim countries (excluding Japan) held up the best, while
Europe and Japan posted similar double-digit declines.

BOND MARKET REVIEW

While stocks languished, the U.S. bond market posted positive results for the
12-month period. The slowing economy, credit turmoil, and equity market volatility stoked demand for the relative safety of higher-quality bonds. The bond market also benefited from the Fed's seven short-term interest rate cuts between September 2007 and April 2008, which brought the federal funds rate down from 5.25% to 2.00%--its lowest level since December 2004.

However, bonds surrendered some of their gains toward the end of the period as inflation fears drove interest rates higher and bond prices lower.
Nonetheless, the broad U.S. bond indexes advanced by more than 6% for the
12-month period.

The biggest beneficiaries of the flight to quality were Treasury and government agency bonds, which generated the best returns. High-quality mortgage-backed securities also fared well. The economic slowdown and credit market turbulence weighed on corporate bond returns; in particular, high-yield corporate bonds declined modestly amid concerns about rising default rates.

Foreign bonds continued to produce strong results as the U.S. dollar weakened further versus the world's major currencies.

Underlying Fund Allocations as a % of net assets as of July 31, 2008(1)
                      Very                                                 Very
                  Conservative   Conservative   Moderate   Aggressive   Aggressive
EQUITY

Equity Growth
Fund                  4.6%           8.6%         15.7%       14.2%        17.4%

Growth Fund           3.0%           5.3%         8.5%        15.0%        18.3%

Large Company
Value Fund            7.7%           10.8%        9.2%        8.2%         10.2%

Real Estate Fund      2.2%           2.1%         2.1%        2.1%         2.1%

Small Company
Fund                  1.0%           1.5%         2.1%        2.3%         2.6%

Value Fund            4.9%           6.7%         5.2%        4.4%         5.7%

Vista Fund            1.5%           4.0%         6.9%        13.3%        16.2%

Emerging
Markets Fund           --             --          3.9%        6.3%         7.2%

International
Growth Fund            --            6.0%         9.9%        12.4%        15.4%

TOTAL EQUITY          24.9%          45.0%        63.5%       78.2%        95.1%

FIXED INCOME

Diversified
Bond Fund             40.5%          37.4%        25.6%       15.7%        2.9%

High-Yield Fund        --             --          2.0%        4.0%          --

International
Bond Fund             9.8%           7.8%         2.9%         --           --

TOTAL FIXED
INCOME                50.3%          45.2%        30.5%       19.7%        2.9%

PRIME MONEY
MARKET FUND           24.6%          9.6%         5.9%        2.0%         2.0%

OTHER ASSETS
AND LIABILITIES       0.2%           0.2%         0.1%        0.1%         --(2)

(1) Underlying fund investments represent Investor Class.

(2) Category is less than 0.05% of total net assets.

------
7

One Choice Portfolios

PORTFOLIO PERFORMANCE

Each One Choice Portfolio is a "fund of funds" that invests in other American
Century Investments mutual funds to achieve its investment objective and target asset allocation. (See page 7 for the specific underlying fund allocations for each One Choice Portfolio.)

Every stock fund in the One Choice Portfolios posted negative returns for the
12-month period. Growth, a large-cap growth fund, held up the best, declining fractionally for the period and outperforming its large-cap growth benchmark.
Vista, a mid-cap growth fund, and Real Estate were also among the better-performing equity funds in the Portfolios. The weakest performers were the Portfolios' two value-oriented funds, Large Company Value and Value, reflecting the general underperformance of value stocks. Small Company and
Emerging Markets also suffered double-digit declines during the period and underperformed their respective benchmark indexes.

Each of the Portfolios' fixed-income funds advanced, led by International
Bond's double-digit gain. Diversified Bond and High-Yield also generated positive returns for the 12-month period.

PORTFOLIO STRATEGY

Each Portfolio has a "neutral" asset mix that remains unchanged. However, we often make modest adjustments to each Portfolio's actual asset mix to add value and improve the Portfolios' ability to meet their investment objectives.

We made no changes to the Portfolios' broad tactical allocation during the
12-month period, maintaining a modest overweight position in bond funds and a corresponding underweight position in stock funds. This represented a cautious, defensive posture for the Portfolios--a position that added value in an environment of greater uncertainty and heightened market volatility.

An emphasis on large-cap and growth in the Portfolios' equity component produced mixed results for the 12 months. Our overweight position in large-cap stock funds hindered performance as large-cap shares lagged their mid- and small-cap counterparts. Toward the end of the period, though, we eliminated our large-cap overweight by shifting assets from Large Company Value to Value.
Our tilt toward growth stocks proved favorable as growth outperformed value by a wide margin. In addition, stock selection among the Portfolios' growth holdings--Growth and Vista, as well as International Growth--added value to performance.

The main fixed-income component in each of the Portfolios is Diversified Bond, where an overweight position in Treasury bonds and an underweight position in corporate bonds proved beneficial as Treasury securities comfortably outperformed corporate bonds. More recently, Diversified Bond pared back its overweight position in Treasury bonds while selectively increasing its holdings of corporate and mortgage-backed securities. In early 2008, we eliminated our overweight position in International Bond, taking profits in a fund that had performed very well and shifting the overweight into Diversified
Bond. However, we remained underweight in High-Yield (only held in One Choice
Portfolio: Moderate and One Choice Portfolio: Aggressive).

------
8

One Choice Portfolios

OUTLOOK

The economic storms and market turbulence that investors have weathered since last autumn show few signs of abating in the near future. Economic growth remains soft, energy prices are at record highs, and many financial institutions continue to struggle with unexpectedly large write-offs and the need for new capital. As a result, central banks like the Federal Reserve are caught between conflicting needs--lowering rates for economic stimulus and liquidity, and raising rates to stave off an outbreak of inflation.

Given this environment, we expect to remain cautious and conservative with respect to our tactical allocation for the Portfolios. We intend to maintain our broad underweight position in stocks, as well as a slight tilt toward growth within our stock holdings, which should help if the current economic uncertainties are resolved sooner than we anticipate. In addition, we continue to hold an overweight position in high-quality domestic bonds.

------
9

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund's annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
10

                                                                  Effective
                                          Expenses                 Expenses
                                         Paid                     Paid
                 Beginning     Ending    During                   During       Effective
                  Account     Account    Period(1)   Annualized   Period(2)   Annualized
                   Value       Value     2/1/08 -      Expense    2/1/08 -      Expense
                   2/1/08     7/31/08     7/31/08     Ratio(1)     7/31/08     Ratio(2)

One Choice Portfolio: Very Conservative
Actual             $1,000     $991.60      $0.00      0.00%(3)      $3.42        0.69%
Hypothetical       $1,000    $1,024.86     $0.00      0.00%(3)      $3.47        0.69%

One Choice Portfolio: Conservative
Actual             $1,000     $981.40      $0.00      0.00%(3)      $3.79        0.77%
Hypothetical       $1,000    $1,024.86     $0.00      0.00%(3)      $3.87        0.77%

One Choice Portfolio: Moderate
Actual             $1,000     $975.60      $0.00      0.00%(3)      $4.22        0.86%
Hypothetical       $1,000    $1,024.86     $0.00      0.00%(3)      $4.32        0.86%

One Choice Portfolio: Aggressive
Actual             $1,000     $971.50      $0.00      0.00%(3)      $4.61        0.94%
Hypothetical       $1,000    $1,024.86     $0.00      0.00%(3)      $4.72        0.94%

One Choice Portfolio: Very Aggressive
Actual             $1,000     $963.30      $0.00      0.00%(3)      $4.88        1.00%
Hypothetical       $1,000    $1,024.86     $0.00      0.00%(3)      $5.02        1.00%

(1) Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the fund's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the fund plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the fund's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

------
11

SCHEDULE OF INVESTMENTS
One Choice Portfolios

JULY 31, 2008

Shares                                                             Value
One Choice Portfolio: Very Conservative
Mutual Funds(1) -- 99.8%
DOMESTIC FIXED INCOME FUNDS -- 40.5%
3,366,876      Diversified Bond Fund Investor Class          $34,241,129
                                                             -----------
DOMESTIC EQUITY FUNDS -- 24.9%
177,467        Equity Growth Fund Investor Class               3,863,457
108,101        Growth Fund Investor Class                      2,553,346
1,083,408      Large Company Value Fund Investor Class         6,522,116
85,642         Real Estate Fund Investor Class                 1,796,769
111,321        Small Company Fund Investor Class                 864,964
764,986        Value Fund Investor Class                       4,184,473
67,551         Vista Fund Investor Class                       1,255,773
                                                             -----------
                                                              21,040,898
                                                             -----------
MONEY MARKET FUNDS -- 24.6%
20,791,066     Prime Money Market Fund Investor Class         20,791,066
                                                             -----------
INTERNATIONAL FIXED INCOME FUNDS -- 9.8%
545,520        International Bond Fund Investor Class          8,324,635
                                                             -----------
TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $85,311,056)                                            84,397,728
                                                             -----------
OTHER ASSETS AND LIABILITIES -- 0.2%                             203,636
                                                             -----------
TOTAL NET ASSETS -- 100.0%                                   $84,601,364
                                                             ===========

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

Shares                                                             Value
One Choice Portfolio: Conservative
Mutual Funds(1) -- 99.8%
DOMESTIC EQUITY FUNDS -- 39.0%
1,117,887      Equity Growth Fund Investor Class            $ 24,336,400
630,845        Growth Fund Investor Class                     14,900,559
5,059,222      Large Company Value Fund Investor Class        30,456,516
285,565        Real Estate Fund Investor Class                 5,991,154
556,933        Small Company Fund Investor Class               4,327,369
3,490,382      Value Fund Investor Class                      19,092,390
600,645        Vista Fund Investor Class                      11,165,991
                                                            ------------
                                                             110,270,379
                                                            ------------
DOMESTIC FIXED INCOME FUNDS -- 37.4%
10,405,102     Diversified Bond Fund Investor Class          105,819,887
                                                            ------------
MONEY MARKET FUNDS -- 9.6%
27,310,715     Prime Money Market Fund Investor Class         27,310,715
                                                            ------------
INTERNATIONAL FIXED INCOME FUNDS -- 7.8%
1,455,057      International Bond Fund Investor Class         22,204,170
                                                            ------------
INTERNATIONAL EQUITY FUNDS -- 6.0%
1,404,203      International Growth Fund Investor Class       16,864,478
                                                            ------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $287,525,354)                                          282,469,629
                                                            ------------
OTHER ASSETS AND LIABILITIES -- 0.2%                             605,981
                                                            ------------
TOTAL NET ASSETS -- 100.0%                                  $283,075,610
                                                            ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

------
12

One Choice Portfolios

Shares                                                              Value
One Choice Portfolio: Moderate
Mutual Funds(1) -- 99.9%
DOMESTIC EQUITY FUNDS -- 49.7%
4,691,102      Equity Growth Fund Investor Class            $ 102,125,292
2,350,836      Growth Fund Investor Class                      55,526,746
9,973,669      Large Company Value Fund Investor Class         60,041,487
656,157        Real Estate Fund Investor Class                 13,766,174
1,708,539      Small Company Fund Investor Class               13,275,348
6,177,671      Value Fund Investor Class                       33,791,860
2,420,599      Vista Fund Investor Class                       44,998,935
                                                             ------------
                                                              323,525,842
                                                             ------------
FIXED INCOME FUNDS -- 27.6%
16,394,956     Diversified Bond Fund Investor Class           166,736,702
2,231,525      High-Yield Fund Investor Class                  12,898,215
                                                             ------------
                                                              179,634,917
                                                             ------------
INTERNATIONAL EQUITY FUNDS -- 13.8%
2,892,755      Emerging Markets Fund Investor Class            25,195,896
5,387,461      International Growth Fund Investor Class        64,703,407
                                                             ------------
                                                               89,899,303
                                                             ------------
MONEY MARKET FUNDS -- 5.9%
38,694,460     Prime Money Market Fund Investor Class          38,694,460
                                                             ------------
INTERNATIONAL FIXED INCOME FUNDS -- 2.9%
1,256,612      International Bond Fund Investor Class          19,175,899
                                                             ------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $667,706,208)                                           650,930,421
                                                             ------------
OTHER ASSETS AND LIABILITIES -- 0.1%                              902,888
                                                             ------------
TOTAL NET ASSETS -- 100.0%                                   $651,833,309
                                                             ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

Shares                                                               Value
One Choice Portfolio: Aggressive
Mutual Funds(1) -- 99.9%
DOMESTIC EQUITY FUNDS -- 59.5%
2,770,430     Equity Growth Fund Investor Class               $ 60,312,261
2,712,624     Growth Fund Investor Class                        64,072,180
5,795,421     Large Company Value Fund Investor Class           34,888,434
428,808       Real Estate Fund Investor Class                    8,996,392
1,256,722     Small Company Fund Investor Class                  9,764,730
3,433,888     Value Fund Investor Class                         18,783,367
3,052,797     Vista Fund Investor Class                         56,751,496
                                                             -------------
                                                               253,568,860
                                                             -------------
FIXED INCOME FUNDS -- 19.7%
6,598,190     Diversified Bond Fund Investor Class              67,103,593
2,918,653     High-Yield Fund Investor Class                    16,869,814
                                                             -------------
                                                                83,973,407
                                                             -------------
INTERNATIONAL EQUITY FUNDS -- 18.7%
3,073,841     Emerging Markets Fund Investor Class              26,773,155
4,403,715     International Growth Fund Investor Class          52,888,617
                                                             -------------
                                                                79,661,772
                                                             -------------
MONEY MARKET FUNDS -- 2.0%
8,434,694     Prime Money Market Fund Investor Class             8,434,694
                                                             -------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $430,741,313)                                            425,638,733
                                                             -------------
OTHER ASSETS AND LIABILITIES -- 0.1%                               447,849
                                                             -------------
TOTAL NET ASSETS -- 100.0%                                    $426,086,582
                                                             =============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

------
13

Shares                                                               Value
One Choice Portfolio: Very Aggressive
Mutual Funds(1) -- 100.0%
DOMESTIC EQUITY FUNDS -- 72.5%
1,450,710     Equity Growth Fund Investor Class               $ 31,581,957
1,402,637     Growth Fund Investor Class                        33,130,286
3,078,875     Large Company Value Fund Investor Class           18,534,828
182,136       Real Estate Fund Investor Class                    3,821,213
593,391       Small Company Fund Investor Class                  4,610,648
1,887,777     Value Fund Investor Class                         10,326,140
1,586,013     Vista Fund Investor Class                         29,483,982
                                                              ------------
                                                               131,489,054
                                                              ------------
INTERNATIONAL EQUITY FUNDS -- 22.6%
1,507,458     Emerging Markets Fund Investor Class              13,129,959
2,320,955     International Growth Fund Investor Class          27,874,670
                                                              ------------
                                                                41,004,629
                                                              ------------
FIXED INCOME FUNDS -- 2.9%
525,838       Diversified Bond Fund Investor Class               5,347,772
                                                              ------------
MONEY MARKET FUNDS -- 2.0%
3,584,914     Prime Money Market Fund Investor Class             3,584,914
                                                              ------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $184,861,500)                                            181,426,369
                                                              ------------
OTHER ASSETS AND LIABILITIES(2)                                     32,268
                                                              ------------
TOTAL NET ASSETS -- 100.0%                                    $181,458,637
                                                              ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
14

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2008
                                          Very
                                      Conservative    Conservative     Moderate
ASSETS

Investment securities in
affiliates, at value
(cost of $85,311,056, $287,525,354
and $667,706,208, respectively)          $84,397,728   $282,469,629   $650,930,421

Cash                                              43             68             66

Receivable for capital shares sold            33,521        135,020         85,645

Distributions receivable from
affiliates                                   170,072        470,893        817,177
                                        ------------   ------------   ------------

NET ASSETS                               $84,601,364   $283,075,610   $651,833,309
                                        ============   ============   ============

INVESTOR CLASS CAPITAL SHARES, $0.01 PAR VALUE

Outstanding                                8,164,732     25,988,755     55,588,293
                                        ============   ============   ============

NET ASSET VALUE PER SHARE                     $10.36         $10.89         $11.73
                                        ============   ============   ============

NET ASSETS CONSIST OF:

Capital (par value and paid-in
surplus)                                 $85,453,560   $284,416,468   $652,835,770

Undistributed net investment
income                                       214,156        596,276      1,030,622

Accumulated undistributed net
realized gain (loss)
on investment transactions                 (153,024)      3,118,591     14,742,704

Net unrealized depreciation on
investments                                (913,328)    (5,055,725)   (16,775,787)
                                        ------------   ------------   ------------
                                         $84,601,364   $283,075,610   $651,833,309
                                        ============   ============   ============

See Notes to Financial Statements.

------
15

JULY 31, 2008
                                                                         Very
                                                      Aggressive      Aggressive
ASSETS

Investment securities in affiliates, at value
(cost of $430,741,313 and $184,861,500,
respectively)                                         $425,638,733    $181,426,369

Cash                                                            64              71

Receivable for capital shares sold                          57,000           3,766

Distributions receivable from affiliates                   390,785          28,431
                                                      ------------    ------------

NET ASSETS                                            $426,086,582    $181,458,637
                                                      ============    ============

INVESTOR CLASS CAPITAL SHARES, $0.01 PAR VALUE

Outstanding                                             33,774,842      13,838,393
                                                      ============    ============

NET ASSET VALUE PER SHARE                                   $12.62          $13.11
                                                      ============    ============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)               $415,225,618    $178,658,452

Undistributed net investment income                      3,653,169         585,321

Undistributed net realized gain on investment
transactions                                            12,310,375       5,649,995

Net unrealized depreciation on investments             (5,102,580)     (3,435,131)
                                                      ------------    ------------
                                                      $426,086,582    $181,458,637
                                                      ============    ============

See Notes to Financial Statements.

------
16

STATEMENT OF OPERATIONS

YEAR ENDED JULY 31, 2008
                                          Very
                                      Conservative   Conservative      Moderate

INVESTMENT INCOME (LOSS)

INCOME:

Income distributions from
underlying funds - affiliates            $2,479,447    $10,159,134     $22,163,528
                                       ------------   ------------    ------------
EXPENSES:

Directors' fees and expenses                  1,322          5,822          14,307
                                       ------------   ------------    ------------

NET INVESTMENT INCOME (LOSS)              2,478,125     10,153,312      22,149,221
                                       ------------   ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:

Sale of investments in underlying
funds                                     (459,973)    (1,374,536)     (2,089,883)

Capital gain distributions received
from underlying funds                       539,663      5,204,922      19,234,063
                                       ------------   ------------    ------------
                                             79,690      3,830,386      17,144,180
                                       ------------   ------------    ------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON
INVESTMENTS IN UNDERLYING FUNDS         (1,636,979)   (14,808,867)    (57,887,670)
                                       ------------   ------------    ------------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON AFFILIATES                    (1,557,289)   (10,978,481)    (40,743,490)
                                       ------------   ------------    ------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS           $920,836     $(825,169)   $(18,594,269)
                                       ============   ============    ============

See Notes to Financial Statements.

------
17

YEAR ENDED JULY 31, 2008
                                                     Aggressive    Very Aggressive

INVESTMENT INCOME (LOSS)

INCOME:

Income distributions from underlying funds -
affiliates                                            $13,202,059       $4,667,096
                                                     ------------     ------------
EXPENSES:

Directors' fees and expenses                                9,581            4,106
                                                     ------------     ------------

NET INVESTMENT INCOME (LOSS)                           13,192,478        4,662,990
                                                     ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:

Sale of investments in underlying funds               (1,533,506)      (1,789,422)

Capital gain distributions received from
underlying funds                                       15,528,325        8,163,783
                                                     ------------     ------------
                                                       13,994,819        6,374,361
                                                     ------------     ------------

CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS IN UNDERLYING FUNDS    (46,739,387)     (24,701,859)
                                                     ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
AFFILIATES                                           (32,744,568)     (18,327,498)
                                                     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                           $(19,552,090)    $(13,664,508)

See Notes to Financial Statements.

-------
18

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED JULY 31, 2008 AND JULY 31, 2007
                             Very Conservative                Conservative

Increase (Decrease)
in Net Assets               2008           2007           2008           2007

OPERATIONS

Net investment income
(loss)                    $ 2,478,125    $ 1,237,837   $ 10,153,312    $ 5,551,796

Net realized gain
(loss)                         79,690         93,636      3,830,386      1,264,794

Change in net
unrealized
appreciation
(depreciation)            (1,636,979)        599,099   (14,808,867)      8,245,024
                         ------------   ------------   ------------   ------------

Net increase
(decrease) in net
assets
resulting from
operations                    920,836      1,930,572      (825,169)     15,061,614
                         ------------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income                    (2,410,671)    (1,153,304)   (10,130,613)    (5,231,274)

From net realized
gains                       (190,807)       (69,135)    (1,699,068)      (467,169)
                         ------------   ------------   ------------   ------------

Decrease in net
assets from
distributions             (2,601,478)    (1,222,439)   (11,829,681)    (5,698,443)
                         ------------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares
sold                       61,070,373     29,687,745    124,622,410    138,628,869

Proceeds from
reinvestment of
distributions               2,523,121      1,174,189     11,587,346      5,503,221

Payments for shares
redeemed                 (18,294,303)   (10,439,388)   (68,308,853)   (36,050,020)
                         ------------   ------------   ------------   ------------

Net increase
(decrease) in net
assets from capital
share transactions         45,299,191     20,422,546     67,900,903    108,082,070
                         ------------   ------------   ------------   ------------

NET INCREASE
(DECREASE) IN NET
ASSETS                     43,618,549     21,130,679     55,246,053    117,445,241

NET ASSETS

Beginning of period        40,982,815     19,852,136    227,829,557    110,384,316
                         ------------   ------------   ------------   ------------

End of period             $84,601,364    $40,982,815   $283,075,610   $227,829,557
                         ============   ============   ============   ============

Undistributed net
investment income            $214,156       $146,702       $596,276       $574,402
                         ============   ============   ============   ============

TRANSACTIONS IN SHARES OF THE FUND

Sold                        5,778,020      2,818,872     11,004,414     12,377,036

Issued in
reinvestment of
distributions                 240,759        112,054      1,027,071        491,552

Redeemed                  (1,737,192)      (988,497)    (6,066,675)    (3,195,492)
                         ------------   ------------   ------------   ------------

Net increase
(decrease) in shares
of the fund                 4,281,587      1,942,429      5,964,810      9,673,096
                         ============   ============   ============   ============

See Notes to Financial Statements.

------
19

YEARS ENDED JULY 31, 2008 AND JULY 31, 2007
                                 Moderate                      Aggressive

Increase (Decrease)
in Net Assets               2008           2007           2008           2007

OPERATIONS

Net investment
income (loss)            $ 22,149,221   $ 12,589,264   $ 13,192,478    $ 7,522,680

Net realized gain
(loss)                     17,144,180      5,252,428     13,994,819      4,035,206

Change in net
unrealized
appreciation
(depreciation)           (57,887,670)     34,772,872   (46,739,387)     36,566,103
                         ------------    -----------   ------------   ------------

Net increase
(decrease) in net
assets resulting
from operations          (18,594,269)     52,614,564   (19,552,090)     48,123,989
                         ------------    -----------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income                   (22,191,149)   (11,946,777)   (12,099,339)    (6,046,156)

From net realized
gains                     (7,139,825)    (1,486,925)    (5,382,224)    (1,127,285)
                         ------------    -----------   ------------   ------------

Decrease in net
assets from
distributions            (29,330,974)   (13,433,702)   (17,481,563)    (7,173,441)
                         ------------    -----------   ------------   ------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares
sold                      217,735,355    350,149,847    132,300,578    206,152,389

Proceeds from
reinvestment of
distributions              28,522,524     12,997,995     17,179,195      7,051,677

Payments for shares
redeemed                (132,875,879)   (69,562,395)   (83,381,419)   (48,482,618)
                         ------------    -----------   ------------   ------------

Net increase
(decrease) in net
assets from capital
share transactions        113,382,000    293,585,447     66,098,354    164,721,448
                         ------------    -----------   ------------   ------------

NET INCREASE
(DECREASE) IN NET
ASSETS                     65,456,757    332,766,309     29,064,701    205,671,996

NET ASSETS

Beginning of period       586,376,552    253,610,243    397,021,881    191,349,885
                         ------------    -----------   ------------   ------------

End of period            $651,833,309   $586,376,552   $426,086,582   $397,021,881
                         ============   ============   ============   ============

Undistributed net
investment income          $1,030,622     $1,076,463     $3,653,169     $2,560,142
                         ============   ============   ============   ============

TRANSACTIONS IN SHARES OF THE FUND

Sold                       17,467,088     28,824,439      9,774,368     15,967,469

Issued in
reinvestment of
distributions               2,286,713      1,067,879      1,248,488        552,206

Redeemed                 (10,763,714)    (5,659,266)    (6,239,855)    (3,696,019)
                         ------------    -----------   ------------   ------------

Net increase
(decrease) in shares
of the fund                 8,990,087     24,233,052      4,783,001     12,823,656
                         ============   ============   ============   ============

See Notes to Financial Statements.

------
20

YEARS ENDED JULY 31, 2008 AND JULY 31, 2007
                                                            Very Aggressive

Increase (Decrease) in Net Assets                         2008           2007

OPERATIONS

Net investment income (loss)                            $ 4,662,990    $ 2,336,864

Net realized gain (loss)                                  6,374,361      1,943,059

Change in net unrealized appreciation (depreciation)   (24,701,859)     18,579,766
                                                       ------------   ------------

Net increase (decrease) in net assets resulting
from operations                                        (13,664,508)     22,859,689
                                                       ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income                              (4,620,307)    (1,998,188)

From net realized gains                                 (2,398,527)      (491,017)
                                                       ------------   ------------

Decrease in net assets from distributions               (7,018,834)    (2,489,205)
                                                       ------------   ------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold                                70,762,147     94,590,521

Proceeds from reinvestment of distributions               6,950,948      2,423,425

Payments for shares redeemed                           (44,414,955)   (25,802,240)
                                                       ------------   ------------

Net increase (decrease) in net assets from capital
share transactions                                       33,298,140     71,211,706
                                                       ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS                    12,614,798     91,582,190

NET ASSETS

Beginning of period                                     168,843,839     77,261,649
                                                       ------------   ------------

End of period                                          $181,458,637   $168,843,839
                                                       ============   ============

Undistributed net investment income                        $585,321       $542,638
                                                       ============   ============

TRANSACTIONS IN SHARES OF THE FUND

Sold                                                      4,916,535      6,950,789

Issued in reinvestment of distributions                     472,854        180,583

Redeemed                                                (3,134,435)    (1,866,727)
                                                       ------------   ------------

Net increase (decrease) in shares of the fund             2,254,954      5,264,645
                                                       ============   ============

See Notes to Financial Statements.

------
21

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2008

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Asset Allocation Portfolios, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act), as amended, as an open-end management investment company. One Choice
Portfolio: Very Conservative (Very Conservative), One Choice Portfolio:
Conservative (Conservative), One Choice Portfolio: Moderate (Moderate), One
Choice Portfolio: Aggressive (Aggressive), and One Choice Portfolio: Very
Aggressive (Very Aggressive) (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as "fund of funds,"
meaning that substantially all of the funds' assets will be invested in other funds in the American Century Investments family of funds (the underlying funds). The funds are diversified under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds' investment objectives are to seek the highest total return consistent with their respective asset mix.
The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. Generally, more conservative funds emphasize investments in bonds and cash equivalents while more aggressive funds emphasize investments in stocks. The corporation is authorized to issue 3,000,000,000 shares. The following is a summary of the funds' significant accounting policies.

UNDERLYING FUNDS -- Each fund's assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). A brief description of each of the underlying funds follows.

DOMESTIC EQUITY FUNDS

EQUITY GROWTH seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

GROWTH seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

LARGE COMPANY VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger
U.S. companies.

REAL ESTATE seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

SMALL COMPANY seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in U.S. companies of all sizes.

VISTA seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

INTERNATIONAL EQUITY FUNDS

EMERGING MARKETS seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

INTERNATIONAL GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

DOMESTIC FIXED INCOME FUNDS

DIVERSIFIED BOND seeks a high level of income by investing primarily in high-
and medium-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

------
22

HIGH-YIELD seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

INTERNATIONAL FIXED INCOME FUNDS

INTERNATIONAL BOND seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities issued outside the United States.

MONEY MARKET FUNDS

PRIME MONEY MARKET seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, very short-term debt securities issued by corporations, banks and governments.

SECURITY VALUATIONS -- Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors/Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of
Directors/Trustees or its designee, in accordance with procedures adopted by the Board of Directors/Trustees, if such determination would materially impact an underlying fund's net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as:
a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds have adopted the provisions of Financial Accounting
Standards Board Interpretation No. 48, "Accounting for Income Taxes" during the current fiscal year. All tax years for the funds remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for Very Conservative, Conservative, and
Moderate. Distributions from net investment income, if any, are generally declared and paid annually for Aggressive and Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------
23

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation's investment advisor, American Century
Investment Management, Inc. (ACIM), does not receive an administrative fee for services provided to the funds. Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests.
These fees and expenses are already reflected in the valuation of the underlying funds.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc., the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century
Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM or American Century Global
Investment Management, Inc., a wholly-owned subsidiary of ACIM, serves as the investment advisor for the underlying funds.

3. INVESTMENT TRANSACTIONS

Investment transactions for the year ended July 31, 2008, were as follows:

                  Very                                                        Very
              Conservative   Conservative     Moderate      Aggressive     Aggressive
Purchases      $55,957,081   $117,948,488   $243,626,610   $150,410,705   $67,500,214
Proceeds
from sales     $10,346,595    $46,734,909   $118,362,876    $73,186,245   $28,392,206

------
24

4. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the year ended July 31, 2008 follows:

                                                                                                   July 31, 2008
                     July 31,
Fund/Underlying     2007 Share                                  Realized     Distributions      Share
Fund                  Balance    Purchase Cost   Sales Cost    Gain (Loss)    Received(1)      Balance    Market Value
One Choice Portfolio: Very Conservative
Diversified Bond
Fund Investor
Class                 1,672,271    $21,362,062    $3,933,138      $(74,487)      $1,285,519    3,366,876    $34,241,129
Equity Growth
Fund Investor
Class                    68,751      3,010,469       570,080       (53,854)         177,436      177,467      3,863,457
Growth Fund
Investor Class           51,420      1,839,742       471,670          (736)           1,996      108,101      2,553,346
Large Company
Value Fund
Investor Class          412,204      5,033,007       588,971       (85,922)         214,761    1,083,408      6,522,116
Real Estate Fund
Investor Class           28,932      1,527,147       378,965       (81,425)         170,890       85,642      1,796,769
Small Company
Fund Investor
Class                    38,129        735,001       170,618       (25,699)          55,312      111,321        864,964
Value Fund
Investor Class          217,015      3,571,752       427,290       (95,503)         323,777      764,986      4,184,473
Vista Fund
Investor Class           29,213      1,030,798       319,328       (13,783)          69,206       67,551      1,255,773
Prime Money
Market Fund
Investor Class       10,152,022     12,721,038     2,081,994             --         517,324   20,791,066     20,791,066
International
Bond Fund
Investor Class          329,535      5,126,065     1,864,514       (28,564)         202,889      545,520      8,324,635
                     ----------     ----------    ----------     ----------      ----------   ----------     ----------
                                   $55,957,081   $10,806,568     $(459,973)      $3,019,110                 $84,397,728
                                   ===========   ===========    ===========     ===========                 ===========
One Choice Portfolio: Conservative
Equity Growth
Fund Investor
Class                   725,342    $11,551,462    $2,543,623     $(247,377)      $1,704,392    1,117,887    $24,336,400
Growth Fund
Investor Class          502,880      5,738,018     2,693,074          9,023          17,895      630,845     14,900,559
Large Company
Value Fund
Investor Class        3,167,995     14,194,054     1,394,356      (255,003)       1,400,207    5,059,222     30,456,516
Real Estate Fund
Investor Class          161,780      3,627,794     1,199,946      (283,891)         868,408      285,565      5,991,154
Small Company
Fund Investor
Class                   319,768      2,559,289       669,069      (115,812)         425,139      556,933      4,327,369
Value Fund
Investor Class        1,713,124     11,664,298     1,136,446      (289,717)       2,271,562    3,490,382     19,092,390
Vista Fund
Investor Class          438,398      5,801,452     2,839,410       (52,488)         945,352      600,645     11,165,991
Diversified Bond
Fund Investor
Class                 8,653,564     37,361,175    19,643,505      (193,841)       4,999,459   10,405,102    105,819,887
Prime Money
Market Fund
Investor Class       22,372,011      9,375,751     4,437,047             --         927,505   27,310,715     27,310,715
International
Bond Fund
Investor Class        1,507,491      7,369,572     8,097,851          1,938         834,287    1,455,057     22,204,170
International
Growth Fund
Investor Class          988,506      8,705,623     3,455,118         52,632         969,850    1,404,203     16,864,478
                     ----------     ----------    ----------     ----------      ----------   ----------     ----------
                                  $117,948,488   $48,109,445   $(1,374,536)     $15,364,056                $282,469,629
                                   ===========   ===========    ===========     ===========                 ===========

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

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25

                                                                                                     July 31, 2008
                      July 31,
Fund/Underlying      2007 Share                                   Realized     Distributions      Share
Fund                   Balance    Purchase Cost   Sales Cost     Gain (Loss)    Received(1)      Balance    Market Value
One Choice Portfolio: Moderate
Equity Growth Fund
Investor Class         3,413,200    $36,755,430     $6,877,026     $(973,952)      $7,767,638    4,691,102   $102,125,292
Growth Fund
Investor Class         2,102,736     15,670,529      9,811,190       (35,025)          72,521    2,350,836     55,526,746
Large Company
Value Fund
Investor Class         7,069,404     23,136,690      2,962,281      (432,552)       2,995,781    9,973,669     60,041,487
Real Estate Fund
Investor Class           417,609      7,243,124      2,672,710      (735,295)       2,176,914      656,157     13,766,174
Small Company Fund
Investor Class         1,100,773      6,726,151      1,773,072      (338,516)       1,419,061    1,708,539     13,275,348
Value Fund
Investor Class         3,318,289     18,577,905      1,439,042      (340,421)       4,254,569    6,177,671     33,791,860
Vista Fund
Investor Class         1,982,955     18,310,103     10,406,024      (125,495)       4,141,208    2,420,599     44,998,935
Diversified Bond
Fund Investor
Class                 15,108,434     55,094,832     42,334,750       (66,495)       8,269,213   16,394,956    166,736,702
High-Yield Fund
Investor Class         1,870,879      4,002,099      1,857,902      (103,982)         983,738    2,231,525     12,898,215
Emerging Markets
Fund Investor
Class                  2,195,578     12,893,599      5,710,489        738,081       3,058,382    2,892,755     25,195,896
International
Growth Fund
Investor Class         4,254,581     26,144,481     12,001,367       (17,101)       4,026,557    5,387,461     64,703,407
Prime Money Market
Fund Investor
Class                 35,573,044     12,497,517      9,376,101             --       1,409,063   38,694,460     38,694,460
International Bond
Fund Investor
Class                  1,731,065      6,574,150     13,230,805        340,870         822,946    1,256,612     19,175,899
                      ----------    -----------    -----------    -----------     -----------  -----------    -----------
                                   $243,626,610   $120,452,759   $(2,089,883)     $41,397,591                $650,930,421
                                   ============   ============   ============    ============                ============

One Choice Portfolio: Aggressive
Equity Growth Fund
Investor Class         2,088,338    $19,374,154     $3,067,646     $(514,391)      $4,737,213    2,770,430    $60,312,261
Growth Fund
Investor Class         2,513,849     15,225,671     10,521,479      (175,061)          86,512    2,712,624     64,072,180
Large Company
Value Fund
Investor Class         4,284,730     13,009,724      2,395,638      (377,120)       1,803,200    5,795,421     34,888,434
Real Estate Fund
Investor Class           282,762      4,490,368      1,713,313      (533,632)       1,473,236      428,808      8,996,392
Small Company Fund
Investor Class           838,718      4,629,984      1,163,605      (250,218)       1,079,013    1,256,722      9,764,730
Value Fund
Investor Class         1,872,957     10,206,589        848,468      (219,585)       2,396,176    3,433,888     18,783,367
Vista Fund
Investor Class         2,594,601     19,713,398     11,317,701      (179,541)       5,402,292    3,052,797     56,751,496
Diversified Bond
Fund Investor
Class                  6,140,346     24,110,773     19,565,532         47,272       3,352,471    6,598,190     67,103,593
High-Yield Fund
Investor Class         2,534,166      5,684,787      3,467,575      (215,507)       1,308,874    2,918,653     16,869,814
Emerging Markets
Fund Investor
Class                  2,417,645     12,092,215      5,280,825        694,249       3,342,759    3,073,841     26,773,155
International
Growth Fund
Investor Class         3,602,665     18,184,959      8,111,930      (138,682)       3,394,666    4,403,715     52,888,617
Prime Money Market
Fund Investor
Class                  8,031,973      2,956,376      2,553,655             --         313,952    8,434,694      8,434,694
International Bond
Fund Investor
Class                    293,166        731,707      4,712,384        328,710          40,020           --             --
                      ----------    -----------    -----------    -----------     -----------  -----------    -----------
                                   $150,410,705    $74,719,751   $(1,533,506)     $28,730,384                $425,638,733
                                   ============   ============   ============    ============                ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

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26

                                                                                                 July 31, 2008
                    July 31,
                    2007
Fund/Underlying     Share         Purchase                    Realized     Distributions   Share
Fund                 Balance        Cost       Sales Cost    Gain (Loss)    Received(1)     Balance    Market Value
One Choice Portfolio: Very Aggressive
Equity Growth
Fund Investor
Class                1,097,999   $11,039,257    $2,646,650     $(422,375)      $2,462,105   1,450,710    $31,581,957
Growth Fund
Investor Class       1,304,700     8,954,403     6,566,511      (156,320)          46,342   1,402,637     33,130,286
Large Company
Value Fund
Investor Class       2,258,544     7,760,610     2,081,829      (315,983)         940,423   3,078,875     18,534,828
Real Estate Fund
Investor Class         120,735     1,949,795       841,637      (259,301)         597,229     182,136      3,821,213
Small Company
Fund Investor
Class                  397,812     2,218,863       613,486      (127,844)         487,388     593,391      4,610,648
Value Fund
Investor Class       1,065,877     5,832,776       949,428      (204,394)       1,315,090   1,887,777     10,326,140
Vista Fund
Investor Class       1,352,983     9,981,248     5,664,915      (352,324)       2,965,592   1,586,013     29,483,982
Emerging Markets
Fund Investor
Class                1,189,434     5,399,114     2,054,905        131,348       1,752,389   1,507,458     13,129,959
International
Growth Fund
Investor Class       1,906,138     8,942,649     3,598,817      (223,471)       1,868,577   2,320,955     27,874,670
Diversified Bond
Fund Investor
Class                  349,452     3,432,562     1,632,922          7,550         244,235     525,838      5,347,772
Prime Money
Market Fund
Investor Class       3,427,061     1,562,361     1,404,508             --         134,710   3,584,914      3,584,914
International
Bond Fund
Investor Class         125,026       426,576     2,126,020        133,692          16,799          --             --
                     ---------   -----------   -----------   ------------     -----------   ---------   ------------
                                 $67,500,214   $30,181,628   $(1,789,422)     $12,830,879               $181,426,369
                                 ===========   ===========   ============     ===========               ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

5. INVESTMENTS IN UNDERLYING FUNDS

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds' net assets.

6. RISK FACTORS

Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. As a result, the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds' investments in that country to experience gains or losses. Investing in emerging markets may accentuate these risks.

------
27

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended July 31, 2008 and July 31, 2007 were as follows:

                                 Very Conservative             Conservative
                                 2008          2007         2008         2007
DISTRIBUTIONS PAID FROM
Ordinary income               $2,446,681    $1,168,860   $10,446,155  $5,250,076
Long-term capital gains        $154,797      $53,579     $1,383,526    $448,367

                                      Moderate                  Aggressive
                                 2008          2007         2008         2007
DISTRIBUTIONS PAID FROM
Ordinary income              $23,263,119   $12,120,744   $12,769,831  $6,150,181
Long-term capital gains       $6,067,855    $1,312,958   $4,711,732   $1,023,260

                                  Very Aggressive
                                 2008          2007
DISTRIBUTIONS PAID FROM
Ordinary income               $4,847,729    $2,023,155
Long-term capital gains       $2,171,105     $466,050

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of July 31, 2008, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

                            Very                                                            Very
                        Conservative    Conservative      Moderate       Aggressive      Aggressive
Federal tax cost of
investments             $86,003,188     $289,453,288    $672,216,825    $434,032,630    $187,079,529
                        ============    ============    ============    ============    ============

Gross tax
depreciation of
investments             (2,203,687)     (13,729,433)    (39,095,502)    (24,795,305)    (12,539,906)

Net tax appreciation
(depreciation) of
investments             $(1,605,460)    $(6,983,659)   $(21,286,404)    $(8,393,897)    $(5,653,160)
                        ============    ============    ============    ============    ============

Undistributed
ordinary income           $305,104        $596,276       $1,030,622      $3,653,169       $585,321

Accumulated
long-term gains           $448,160       $5,046,525     $19,253,321     $15,601,692      $7,868,024

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

------
28

8. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 will not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2008.

For corporate taxpayers, the funds hereby designate the following ordinary income distributions, or up to the maximum amount allowable, as qualified for the corporate dividends received deduction for the fiscal year ended July 31,
2008.

  Very Conservative    Conservative    Moderate    Aggressive   Very Aggressive
     $2,278,275         $9,739,729   $21,790,238   $9,989,907      $4,202,581

The funds hereby designate the following long-term capital gain distributions, or up to the maximum amount allowable, for the fiscal year ended July 31, 2008.

  Very Conservative    Conservative   Moderate    Aggressive   Very Aggressive
      $154,797          $1,383,526   $6,067,855   $4,711,732      $2,171,105

The funds hereby designate the following distributions as qualified short-term capital gains for purposes of Internal Revenue Code Section 871.

  Very Conservative    Conservative   Moderate    Aggressive   Very Aggressive
       $36,010           $314,717    $1,068,057    $670,381        $227,422

------
29

FINANCIAL HIGHLIGHTS
One Choice Portfolio: Very Conservative

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                   2008     2007      2006    2005(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period             $10.55   $10.23    $10.27     $10.00
                                                -------  -------   -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                   0.43     0.40      0.37       0.25

 Net Realized and Unrealized Gain (Loss)         (0.12)     0.33    (0.04)       0.29
                                                -------  -------   -------    -------
 Total From Investment Operations                  0.31     0.73      0.33       0.54
                                                -------  -------   -------    -------
Distributions

 From Net Investment Income                      (0.46)   (0.39)    (0.36)     (0.27)

 From Net Realized Gains                         (0.04)   (0.02)    (0.01)         --
                                                -------  -------   -------    -------
 Total Distributions                             (0.50)   (0.41)    (0.37)     (0.27)
                                                -------  -------   -------    -------
Net Asset Value, End of Period                   $10.36   $10.55    $10.23     $10.27
                                                =======  =======   =======   ========

TOTAL RETURN(3)                                   2.91%    7.23%     3.27%      5.43%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets(4)                                         0.00%    0.00%     0.00%   0.00%(5)

Ratio of Net Investment Income (Loss) to
Average Net Assets                                4.06%    3.83%     3.67%   3.00%(5)

Portfolio Turnover Rate                             17%      17%       34%        38%

Net Assets, End of Period (in thousands)        $84,601  $40,983   $19,852    $10,132
                                                =======  =======   =======    =======

(1) September 30, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(5) Annualized.

See Notes to Financial Statements.

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30

One Choice Portfolio: Conservative

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                             2008       2007        2006     2005(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period        $11.38     $10.66      $10.54     $10.00
                                           --------   --------    --------   --------

Income From Investment Operations

 Net Investment Income (Loss)(2)             0.44       0.35        0.34       0.22

 Net Realized and Unrealized Gain (Loss)    (0.40)      0.75        0.12       0.58
                                           --------   --------    --------   --------
 Total From Investment Operations            0.04       1.10        0.46       0.80
                                           --------   --------    --------   --------

Distributions

 From Net Investment Income                 (0.45)     (0.35)      (0.33)     (0.26)

 From Net Realized Gains                    (0.08)     (0.03)      (0.01)       --
                                           --------   --------    --------   --------
 Total Distributions                        (0.53)     (0.38)      (0.34)     (0.26)
                                           --------   --------    --------   --------
Net Asset Value, End of Period              $10.89     $11.38      $10.66     $10.54
                                           ========   ========    ========   ========

TOTAL RETURN(3)                             0.18%      10.41%      4.45%      8.08%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                               0.00%       0.00%      0.00%     0.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                       3.85%       3.14%      3.23%     2.63%(5)

Portfolio Turnover Rate                      18%         7%          8%        12%

Net Assets, End of Period (in thousands)   $283,076   $227,830    $110,384   $43,183
                                           --------   --------    --------   --------

(1) September 30, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(5) Annualized.

See Notes to Financial Statements.

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31

One Choice Portfolio: Moderate

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                           2008       2007      2006      2005(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period      $12.58     $11.34    $10.97     $10.00
                                         --------   --------  --------   --------
Income From Investment Operations

Net Investment Income (Loss)(2)            0.43       0.35      0.34       0.17

Net Realized and Unrealized Gain (Loss)   (0.70)      1.29      0.38       0.99
                                         --------   --------  --------   --------
Total From Investment Operations          (0.27)      1.64      0.72       1.16
                                         --------   --------  --------   --------
Distributions

From Net Investment Income                (0.44)     (0.35)    (0.34)     (0.19)

From Net Realized Gains                   (0.14)     (0.05)    (0.01)       --
                                         --------   --------  --------   --------
Total Distributions                       (0.58)     (0.40)    (0.35)     (0.19)
                                         --------   --------  --------   --------
Net Asset Value, End of Period            $11.73     $12.58    $11.34     $10.97
                                         ========   ========  ========   ========
TOTAL RETURN(3)                           (2.37)%    14.56%     6.68%     11.71%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                              0.00%     0.00%      0.00%    0.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                      3.44%     2.85%      3.02%    1.98%(5)

Portfolio Turnover Rate                     18%        7%        7%         3%

Net Assets, End of Period (in
thousands)                               $651,833   $586,377  $253,610    $97,313
                                         --------   --------  --------   --------

(1) September 30, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(5) Annualized.

See Notes to Financial Statements.

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32

One Choice Portfolio: Aggressive

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                           2008       2007      2006      2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period      $13.69     $11.83    $11.26     $10.00
                                         --------   --------  --------   --------
Income From Investment Operations

Net Investment Income (Loss)(2)            0.41       0.32      0.31       0.14

Net Realized and Unrealized Gain (Loss)   (0.90)      1.87      0.56       1.22
                                         --------   --------  --------   --------
Total From Investment Operations          (0.49)      2.19      0.87       1.36
                                         --------   --------  --------   --------
Distributions

From Net Investment Income                (0.40)     (0.28)    (0.29)     (0.10)

From Net Realized Gains                   (0.18)     (0.05)    (0.01)       --
                                         --------   --------  --------   --------
Total Distributions                       (0.58)     (0.33)    (0.30)     (0.10)
                                         --------   --------  --------   --------
Net Asset Value, End of Period            $12.62     $13.69    $11.83     $11.26
                                         ========   ========  ========   ========
TOTAL RETURN(3)                           (3.97)%    18.78%     7.84%     13.61%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                              0.00%     0.00%      0.00%    0.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                      3.07%     2.46%      2.68%    1.52%(5)

Portfolio Turnover Rate                     17%        7%        6%         3%

Net Assets, End of Period (in
thousands)                               $426,087   $397,022  $191,350    $64,623
                                         ========   ========  ========   ========

(1) September 30, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(5) Annualized.

See Notes to Financial Statements.

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33

One Choice Portfolio: Very Aggressive

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                           2008       2007      2006      2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period      $14.58     $12.23    $11.48     $10.00
                                         --------   --------  --------   --------
Income From Investment Operations

Net Investment Income (Loss)(2)            0.36       0.25      0.25       0.08

Net Realized and Unrealized Gain (Loss)   (1.27)      2.40      0.78       1.49
                                         --------   --------  --------   --------
Total From Investment Operations          (0.91)      2.65      1.03       1.57
                                         --------   --------  --------   --------
Distributions

From Net Investment Income                (0.37)     (0.24)    (0.27)     (0.09)

From Net Realized Gains                   (0.19)     (0.06)    (0.01)       --
                                         --------   --------  --------   --------
Total Distributions                       (0.56)     (0.30)    (0.28)     (0.09)
                                         --------   --------  --------   --------
Net Asset Value, End of Period            $13.11     $14.58    $12.23     $11.48
                                         ========   =======    =======   ========
TOTAL RETURN(3)                           (6.63)%    21.87%     9.00%     15.81%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(4)                              0.00%     0.00%      0.00%    0.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                      2.53%     1.85%      2.08%    0.84%(5)

Portfolio Turnover Rate                     15%        8%        9%         8%

Net Assets, End of Period (in
thousands)                               $181,459   $168,844   $77,262    $25,649
                                         ========   ========  ========   ========

(1) September 30, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(5) Annualized.

See Notes to Financial Statements.

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34

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders,
American Century Asset Allocation Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice Portfolio: Very
Conservative, One Choice Portfolio: Conservative, One Choice Portfolio:
Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very
Aggressive, five of the portfolios constituting American Century Asset
Allocation Portfolios, Inc. (the "Corporation"), as of July 31, 2008, and the
related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Corporation's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Corporation is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the
Corporation's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of
July 31, 2008, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of One Choice Portfolio: Very Conservative, One Choice Portfolio:
Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive
and One Choice Portfolio: Very Aggressive, of American Century Asset
Allocation Portfolios, Inc. as of July 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
September 16, 2008

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35

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as directors and/or officers of, or ownership interest in,
American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM or the advisor); the funds'
principal underwriter, American Century Investment Services, Inc. (ACIS); and
the funds' transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The directors serve in this capacity for seven registered investment companies in the American
Century Investments family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies in the American Century Investments family of funds advised by ACIM or American Century Global Investment
Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INTERESTED DIRECTORS

JAMES E. STOWERS, JR., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUNDS: Director (since 1958) and Vice Chairman (since
2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Co-Chairman, Director
and Controlling Shareholder, ACC; Co-Vice Chairman, ACC (January 2005 to
February 2007); Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 70
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUNDS: Director (since 2007) and President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM,
ACGIM, ACIS and other ACC subsidiaries. Managing Director, Morgan Stanley
(March 2000 to November 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 111
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

INDEPENDENT DIRECTORS

THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUNDS: Director (since 1980)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Member, Associated
Investments, LLC (real estate investment company); Managing Member, Brown
Cascade Properties, LLC (real estate investment company); Retired, Area Vice
President, Applied Industrial Technologies (bearings and power transmission company)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 70
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

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36

ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director (since 1997)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Advisor to the
President, Midwest Research Institute (not-for-profit, contract research organization)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 70
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1942
POSITION(S) HELD WITH FUNDS: Director (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, Plaza Belmont LLC
(private equity fund manager); Chief Financial Officer, Plaza Belmont LLC
(September 1999 to September 2006)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 70
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Saia, Inc. and Entertainment
Properties Trust

DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUNDS: Director (since 1995) and Chairman of the Board
(since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman and Chief Executive
Officer, Western Investments, Inc. (real estate company); Retired Chairman of the Board, Butler Manufacturing Company (metal buildings producer)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 70
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUNDS: Director (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive
Officer and Founder, Sayers40, Inc., (technology products and services provider)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 70
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director (since 1994)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, Sprint Corporation (telecommunications company)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 70
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.

JOHN R. WHITTEN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUNDS: Director (since 2008)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Project Consultant, Celanese
Corp. (industrial chemical company) (September 2004 to January 2005); Chief
Financial Officer, Vice President and Treasurer, Applied Industrial
Technologies, Inc. (bearings and power transmission company) (1995 to 2003)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 70
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director and Chairman of the Audit
Committee, Rudolph Technologies, Inc.

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37

OFFICERS
BARRY FINK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUNDS: Executive Vice President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and
Executive Vice President, ACC (September 2007 to present); President, ACS
(October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007);
Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as:
Director, ACC, ACS, ACIS and other ACC subsidiaries

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century Investments funds (July 2000 to August 2006). Also serves as: Senior
Vice President, ACS

CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney, ACC (February 1994 to
present); Vice President, ACC (November 2005 to present); General Counsel, ACC
(March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February
2000 to present) and Controller, various American Century Investments funds
(1997 to September 2006)

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUNDS: Tax Officer (since 1998)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

The SAI has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

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38

APPROVAL OF MANAGEMENT AGREEMENT
One Choice Portfolios

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century Investments, this process is referred to as the
"15(c) Process." As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning One Choice Portfolio: Very Aggressive, One
Choice Portfolio: Aggressive, One Choice Portfolio: Moderate, One Choice
Portfolio: Conservative and One Choice Portfolio: Very Conservative (the
"funds") and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds;

* reports on the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

* information about the compliance policies, procedures, and regulatory experience of the advisor;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. In connection with their review of

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39

the funds, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of the services provided by the advisor have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided to the funds is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments and liquidity. In evaluating investment performance, the board expects the advisor to manage the funds in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. The Directors also review detailed performance information during the
15(c) Process comparing the funds' performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor

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40

the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. One Choice Portfolio:
Very Conservative's performance was above the median for its peer group for the one-year period and below the median for the three-year period. The other funds' performance for both the one- and three-year periods was above the median for their peer groups.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board concluded that the advisor's profits were reasonable in light of the services provided to the funds.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically.
They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the funds increase in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The funds invest their non-cash assets entirely in other American Century Investment funds. The funds do not pay an investment advisor fee to the advisor. Rather, each fund indirectly bears its pro rata share of the expenses incurred by the underlying funds. Each of the underlying funds pays the advisor a single, all-inclusive (or unified)
management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the

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41

funds' independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fees charged to shareholders of the funds were below the median of the total expense ratios of their peer groups. The board concluded that the management fee paid by the funds to the advisor was reasonable in light of the services provided to the funds.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The
Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The
Directors noted that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the funds to determine breakpoints in the funds' fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS
As a result of this process, the board, including all of the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

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42

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

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43

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP US BROAD INVESTMENT-GRADE (BIG) BOND INDEX is a market-
capitalization-weighted index that includes fixed-rate Treasury, government-
sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The CITIGROUP NON-US WORLD GOVERNMENT BOND INDEX is based on the Citigroup
World Bond Index, and excludes issues denominated in U.S. dollars. The index measures the total return of government securities in major sectors of the international bond market.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (EMERGING MARKETS) INDEX represents the gross performance of stocks in global emerging market countries.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 3000® INDEX measures the performance of the 3,000 largest U.S.
companies based on total market capitalization, which represents approximately
98% of the investable U.S. equity market.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

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[back cover]
[american century logo and text logo]

CONTACT US
AMERICANCENTURY.COM
AUTOMATED INFORMATION LINE . . . . . . . . . . . . .       1-800-345-8765
INVESTOR SERVICES REPRESENTATIVE . . . . . . . . . .       1-800-345-2021 or
                                                           816-531-5575
BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS . . . . . . . . . . . . . . . . . .       1-800-345-3533
BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES . . . .       1-800-345-6488
TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . .       1-800-634-4113
AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

0809
CL-ANN-61590N

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

ITEM 2. CODE OF ETHICS.

(a)  The registrant has adopted a Code of Ethics for Senior  Financial  Officers that applies to the registrant's  principal  executive  officer,  principal financial officer,  principal  accounting  officer,  and persons performing similar functions.

(b)  No response required.

(c)  None.

(d)  None.

(e)  Not applicable.

(f)  The registrant's Code of Ethics for Senior Financial  Officers was filed as
     Exhibit 12 (a)(1) to American Century Asset Allocation  Portfolios,  Inc.'s
     Annual Certified  Shareholder Report on Form N-CSR, File No. 811-21591,  on
     September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant's  board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)   John  R.  Whitten,   Thomas  A.  Brown  and  Gale  E.  Sayers  are  the
         registrant's  designated audit committee  financial  experts.  They are
         "independent" as defined in Item 3 of Form N-CSR.

(a)(3)   Not applicable.

(b)      No response required.

(c)      No response required.

(d)      No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal  accountant for the audit of the registrant's annual  financial  statements  or  services  that are  normally  provided by the accountant in connection  with statutory and  regulatory  filings or engagements for those fiscal years were as follows:

         FY 2007:  $67,340
         FY 2008:  $76,990

(b)      Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal  accountant that are reasonably related to the performance of the audit of the  registrant's  financial  statements and are not reported under paragraph (a) of this Item were as follows:

         For services rendered to the registrant:

         FY 2007:  $0
         FY 2008:  $0

         Fees required to be approved  pursuant to paragraph  (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain  engagements  for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2007:  $0
         FY 2008:  $0

(c)      Tax Fees.

The aggregate fees billed in each of the last two fiscal years for  professional services  rendered by the principal  accountant for tax compliance,  tax advice, and tax planning were as follows:

         For services rendered to the registrant:

         FY 2007:  $8,791*
         FY 2008:  $0

         * This amount has been restated as certain prior year services  related to review of federal and state income tax forms and federal  excise tax forms that were paid in advance  were  refunded as  management  changed service providers.

         Fees required to be approved  pursuant to paragraph  (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain  engagements  for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2007:  $0
         FY 2008:  $0

(d)      All Other Fees.

The aggregate  fees billed in each of the last two fiscal years for products and services provided by the principal accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

         For services rendered to the registrant:

         FY 2007:  $0
         FY 2008:  $0

         Fees required to be approved  pursuant to paragraph  (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain  engagements  for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2007:  $0
         FY 2008:  $0

(e)(1)   In accordance  with paragraph  (c)(7)(i)(A)  of Rule 2-01 of Regulation
         S-X, before the accountant is engaged by the registrant to render audit or non-audit  services,  the engagement is approved by the registrant's audit  committee.  Pursuant  to  paragraph  (c)(7)(ii)  of Rule 2-01 of
         Regulation S-X, the registrant's  audit committee also pre-approves its accountant's  engagements for non-audit  services with the registrant's investment adviser,  its parent company,  and any entity controlled by, or under common  control  with the  investment  adviser  that  provides ongoing services to the registrant,  if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)   All services  described in each of  paragraphs  (b) through (d) of this
         Item were pre-approved  before the engagement by the registrant's audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
         S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)      The  percentage  of  hours  expended  on  the  principal   accountant's
         engagement to audit the registrant's  financial statements for the most recent fiscal year that were  attributed  to work  performed by persons other than the principal  accountant's  full-time,  permanent employees was less than 50%.

(g)      The aggregate non-audit fees billed by the registrant's  accountant for services  rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role  is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the  registrant  for  each  of the  last  two  fiscal  years  of the registrant were as follows:

         FY 2007:  $171,823*
         FY 2008:  $75,493

         *This amount has been restated as certain  prior year services  related to review of federal and state income tax forms and federal  excise tax forms that were paid in advance  were  refunded as  management  changed service providers.

(h)      The  registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that  were rendered by the registrant's  accountant to the registrant's investment adviser,  its parent  company,  and any entity  controlled by, or under common  control with the investment  adviser that provides  services to the  registrant,  which  services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of  Regulation  S-X. The notification  provided to the  registrant's  audit  committee  included sufficient  details  regarding such services to allow the  registrant's
         audit  committee  to  consider  the  continuing   independence  of  its
         principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)  The  schedule  of  investments  is  included  as  part  of  the  report  to stockholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred  during the  registrant's  second fiscal quarter of the period  covered  by this  report  that  have  materially  affected,  or are reasonably likely to materially affect,  the registrant's  internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure  required by Item 2 of Form N-CSR,  was filed as Exhibit 12(a)(1) to American  Century Asset  Allocation  Portfolios,
         Inc.'s Certified  Shareholder Report on Form N-CSR, File No. 811-21591,
         on September 29, 2005.

(a)(2)   Separate certifications by the registrant's principal executive officer and  principal  financial  officer,  pursuant  to  Section  302  of the
         Sarbanes-Oxley  Act of 2002  and Rule  30a-2(a)  under  the  Investment
         Company  Act  of  1940,  are  filed  and  attached  hereto  as  Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's  chief executive  officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:      /s/  Jonathan S. Thomas
         ---------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President

Date:    September 29, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         ---------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                 (principal executive officer)

Date:    September 29, 2008

By:      /s/  Robert J. Leach
         ---------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    September 29, 2008